UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07755
Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report February 28, 2025

Nuveen California High Yield Municipal Bond Fund
Class A Shares/NCHAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$188	1.83%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen California High Yield Municipal Bond Fund returned 6.0% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Yield Index, which returned 6.46%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an underweight to bonds with effective durations of two to six years, and an overweight to bonds with effective durations of 10 years and longer.

•  Underweights to A‑rated and BBB‑rated bonds.

•  The Fund’s use of leverage through its investments in inverse floating rate securities.

•  Top detractors from relative performance

•  An overweight to AA‑rated bonds and underweight to BB‑rated bonds.

•  Underweights to the life care and hospital sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.00%	(1.44)%	2.27%

Class A Shares at maximum sales charge (Offering Price)	1.51%	(2.29)%	1.84%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Yield Index	6.46%	1.95%	4.16%

Lipper California Municipal Debt Funds Classification Average	3.52%	0.28%	2.17%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$1,074,123,104

Total number of portfolio holdings	537

Portfolio turnover (%)	22%

Total management fees paid for the year	$5,852,467

What did the Fund invest in? (as of February 28, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N589_AR_0225 4335510

3

Annual Shareholder Report February 28, 2025

Nuveen California High Yield Municipal Bond Fund
Class C Shares/NAWSX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$268	2.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen California High Yield Municipal Bond Fund returned 5.2% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Yield Index, which returned 6.46%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an underweight to bonds with effective durations of two to six years, and an overweight to bonds with effective durations of 10 years and longer.

•  Underweights to A‑rated and BBB‑rated bonds.

•  The Fund’s use of leverage through its investments in inverse floating rate securities.

•  Top detractors from relative performance

•  An overweight to AA‑rated bonds and underweight to BB‑rated bonds.

•  Underweights to the life care and hospital sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	5.20%	(2.23)%	1.62%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Yield Index	6.46%	1.95%	4.16%

Lipper California Municipal Debt Funds Classification Average	3.52%	0.28%	2.17%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$1,074,123,104

Total number of portfolio holdings	537

Portfolio turnover (%)	22%

Total management fees paid for the year	$5,852,467

What did the Fund invest in? (as of February 28, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N480_AR_0225 4335510

3

Annual Shareholder Report February 28, 2025

Nuveen California High Yield Municipal Bond Fund
Class I Shares/NCHRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$166	1.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen California High Yield Municipal Bond Fund returned 6.25% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund performed in line with the S&P Municipal Yield Index, which returned 6.46%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an underweight to bonds with effective durations of two to six years, and an overweight to bonds with effective durations of 10 years and longer.

•  Underweights to A‑rated and BBB‑rated bonds.

•  The Fund’s use of leverage through its investments in inverse floating rate securities.

•  Top detractors from relative performance

•  An overweight to AA‑rated bonds and underweight to BB‑rated bonds.

•  Underweights to the life care and hospital sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	6.25%	(1.24)%	2.49%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Yield Index	6.46%	1.95%	4.16%

Lipper California Municipal Debt Funds Classification Average	3.52%	0.28%	2.17%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$1,074,123,104

Total number of portfolio holdings	537

Portfolio turnover (%)	22%

Total management fees paid for the year	$5,852,467

What did the Fund invest in? (as of February 28, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N555_AR_0225 4335510

3

Annual Shareholder Report February 28, 2025

Nuveen California Municipal Bond Fund
Class A Shares/NCAAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$77	0.76%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen California Municipal Bond Fund returned 3.48% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund outperformed the S&P Municipal Bond California Index, which returned 3.01%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an overweight to bonds with effective durations of 12 years and longer, and an underweight to bonds with effective durations of two to six years.

•  Credit quality allocation, particularly overweights to the non‑rated, BBB‑ and BB‑rating segments.

•  Security selection, especially multi-family housing bonds.

•  Top detractors from relative performance

•  Sector positioning, particularly an overweight to public power bonds and an underweight to industrial development/pollution control revenue bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.48%	(0.11)%	2.17%

Class A Shares at maximum sales charge (Offering Price)	(0.83)%	(0.97)%	1.73%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond California Index	3.01%	0.67%	2.37%

Lipper California Municipal Debt Funds Classification Average	3.52%	0.28%	2.17%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$1,709,799,100

Total number of portfolio holdings	319

Portfolio turnover (%)	21%

Total management fees paid for the year	$8,192,191

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N100_AR_0225 4335503

3

Annual Shareholder Report February 28, 2025

Nuveen California Municipal Bond Fund
Class C Shares/NAKFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$155	1.53%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen California Municipal Bond Fund returned 2.59% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond California Index, which returned 3.01%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an overweight to bonds with effective durations of 12 years and longer, and an underweight to bonds with effective durations of two to six years.

•  Credit quality allocation, particularly overweights to the non‑rated, BBB‑ and BB‑rating segments.

•  Security selection, especially multi-family housing bonds.

•  Top detractors from relative performance

•  Sector positioning, particularly an overweight to public power bonds and an underweight to industrial development/pollution control revenue bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.59%	(0.91)%	1.51%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond California Index	3.01%	0.67%	2.37%

Lipper California Municipal Debt Funds Classification Average	3.52%	0.28%	2.17%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$1,709,799,100

Total number of portfolio holdings	319

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 8,192,191

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N548_AR_0225 4335503

3

Annual Shareholder Report February 28, 2025

Nuveen California Municipal Bond Fund
Class I Shares/NCSPX
Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$54	0.53%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen California Municipal Bond Fund returned 3.62% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund outperformed the S&P Municipal Bond California Index, which returned 3.01%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an overweight to bonds with effective durations of 12 years and longer, and an underweight to bonds with effective durations of two to six years.

•  Credit quality allocation, particularly overweights to the non‑rated, BBB‑ and BB‑rating segments.

•  Security selection, especially multi-family housing bonds.

•  Top detractors from relative performance

•  Sector positioning, particularly an overweight to public power bonds and an underweight to industrial development/pollution control revenue bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.62%	0.10%	2.37%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond California Index	3.01%	0.67%	2.37%

Lipper California Municipal Debt Funds Classification Average	3.52%	0.28%	2.17%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$1,709,799,100

Total number of portfolio holdings	319

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 8,192,191

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N407_AR_0225 4335503

3

Annual Shareholder Report February 28, 2025

Nuveen Connecticut Municipal Bond Fund
Class A Shares/FCTTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$83	0.82%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Connecticut Municipal Bond Fund returned 3.3% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund performed in line with the S&P Municipal Bond Connecticut Index, which returned 3.27%.

•  Top contributors to relative performance

•  Duration positioning, especially an overweight in bonds with effective durations longer than 10 years and underweight in bonds with effective durations of two to eight years.

•  Overweights to lower-rated bonds, notably the non‑rated, BB‑ and BBB‑rated segments.

•  Top detractors from relative performance

•  Sector allocation, particularly AA‑rated dedicated‑tax bonds.

•  An overweight to A‑rated credits.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.30%	0.07%	1.74%

Class A Shares at maximum sales charge (Offering Price)	(1.01)%	(0.79)%	1.30%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond Connecticut Index	3.27%	1.16%	2.30%

Lipper Other States Municipal Debt Funds Classification Average	2.81%	0.10%	1.59%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$229,120,395

Total number of portfolio holdings	135

Portfolio turnover (%)	24%

Total management fees paid for the year	$1,208,474

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N886_AR_0225 4335492

3

Annual Shareholder Report February 28, 2025

Nuveen Connecticut Municipal Bond Fund
Class C Shares/FDCDX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$161	1.59%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Connecticut Municipal Bond Fund returned 2.48% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond Connecticut Index, which returned 3.27%.

•  Top contributors to relative performance

•  Duration positioning, especially an overweight in bonds with effective durations longer than 10 years and underweight in bonds with effective durations of two to eight years.

•  Overweights to lower-rated bonds, notably the non‑rated, BB‑ and BBB‑rated segments.

•  Top detractors from relative performance

•  Sector allocation, particularly AA‑rated dedicated‑tax bonds.

•  An overweight to A‑rated credits.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.48%	(0.74)%	1.09%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond Connecticut Index	3.27%	1.16%	2.30%

Lipper Other States Municipal Debt Funds Classification Average	2.81%	0.10%	1.59%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$229,120,395

Total number of portfolio holdings	135

Portfolio turnover (%)	24%

Total management fees paid for the year	$1,208,474

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N530_AR_0225 4335492

3

Annual Shareholder Report February 28, 2025

Nuveen Connecticut Municipal Bond Fund
Class I Shares/FCTRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$60	0.59%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Connecticut Municipal Bond Fund returned 3.49% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund performed in line with the S&P Municipal Bond Connecticut Index, which returned 3.27%.

•  Top contributors to relative performance

•  Duration positioning, especially an overweight in bonds with effective durations longer than 10 years and underweight in bonds with effective durations of two to eight years.

•  Overweights to lower-rated bonds, notably the non‑rated, BB‑ and BBB‑rated segments.

•  Top detractors from relative performance

•  Sector allocation, particularly AA‑rated dedicated‑tax bonds.

•  An overweight to A‑rated credits.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.49%	0.26%	1.94%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond Connecticut Index	3.27%	1.16%	2.30%

Lipper Other States Municipal Debt Funds Classification Average	2.81%	0.10%	1.59%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$229,120,395

Total number of portfolio holdings	135

Portfolio turnover (%)	24%

Total management fees paid for the year	$1,208,474

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N852_AR_0225 4335492

3

Annual Shareholder Report February 28, 2025

Nuveen Massachusetts Municipal Bond Fund
Class A Shares/NMAAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.83%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Massachusetts Municipal Bond Fund returned 2.53% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond Massachusetts Index, which returned 2.88%.

•  Top contributors to relative performance

•  Credit quality positioning, especially overweights to the non‑rated, BBB‑ and A‑rated segments, and an underweight to the AAA‑rated segment.

•  Duration positioning, especially an overweight to bonds with effective durations of 12 years and longer.

•  Top detractors from relative performance

•  Sector allocation, particularly overweights to AA‑rated dedicated‑tax and water/sewer bonds.

•  Security selection.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.53%	(0.33)%	1.73%

Class A Shares at maximum sales charge (Offering Price)	(1.78)%	(1.19)%	1.30%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond Massachusetts Index	2.88%	0.55%	2.10%

Lipper Massachusetts Municipal Debt Funds Classification Average	2.46%	(0.20)%	1.50%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$479,999,969

Total number of portfolio holdings	164

Portfolio turnover (%)	14%

Total management fees paid for the year	$2,776,601

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N845_AR_0225 4335537

3

Annual Shareholder Report February 28, 2025

Nuveen Massachusetts Municipal Bond Fund
Class C Shares/NAAGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$159	1.58%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Massachusetts Municipal Bond Fund returned 1.8% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond Massachusetts Index, which returned 2.88%.

•  Top contributors to relative performance

•  Credit quality positioning, especially overweights to the non‑rated, BBB‑ and A‑rated segments, and an underweight to the AAA‑rated segment.

•  Duration positioning, especially an overweight to bonds with effective durations of 12 years and longer.

•  Top detractors from relative performance

•  Sector allocation, particularly overweights to AA‑rated dedicated‑tax and water/sewer bonds.

•  Security selection.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.80%	(1.14)%	1.09%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond Massachusetts Index	2.88%	0.55%	2.10%

Lipper Massachusetts Municipal Debt Funds Classification Average	2.46%	(0.20)%	1.50%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$479,999,969

Total number of portfolio holdings	164

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,776,601

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N522_AR_0225 4335537

3

Annual Shareholder Report February 28, 2025

Nuveen Massachusetts Municipal Bond Fund
Class I Shares/NBMAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.58%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Massachusetts Municipal Bond Fund returned 2.84% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund performed in line with the S&P Municipal Bond Massachusetts Index, which returned 2.88%.

•  Top contributors to relative performance

•  Credit quality positioning, especially overweights to the non‑rated, BBB‑ and A‑rated segments, and an underweight to the AAA‑rated segment.

•  Duration positioning, especially an overweight to bonds with effective durations of 12 years and longer.

•  Top detractors from relative performance

•  Sector allocation, particularly overweights to AA‑rated dedicated‑tax and water/sewer bonds.

•  Security selection.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	2.84%	(0.12)%	1.95%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond Massachusetts Index	2.88%	0.55%	2.10%

Lipper Massachusetts Municipal Debt Funds Classification Average	2.46%	(0.20)%	1.50%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$479,999,969

Total number of portfolio holdings	164

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,776,601

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N811_AR_0225 4335537

3

Annual Shareholder Report February 28, 2025

Nuveen New Jersey Municipal Bond Fund
Class A Shares/NNJAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$83	0.82%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Jersey Municipal Bond Fund returned 2.79% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond New Jersey Index, which returned 3.33%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an overweight to bonds with effective durations of 10 years and longer.

•  Credit quality allocation, particularly an overweight to BBB‑rated bonds and lower, including non‑rated securities.

•  Overweights to the housing and toll-road sectors.

•  Top detractors from relative performance

•  An underweight to New Jersey state tax‑supported bonds.

•  An overweight to local general obligation bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.79%	0.24%	2.31%

Class A Shares at maximum sales charge (Offering Price)	(1.57)%	(0.63)%	1.87%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%

Lipper New Jersey Municipal Debt Funds Classification Average	3.06%	0.51%	2.21%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$338,837,892

Total number of portfolio holdings	238

Portfolio turnover (%)	18%

Total management fees paid for the year	$1,916,250

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N753_AR_0225 4335516

3

Annual Shareholder Report February 28, 2025

Nuveen New Jersey Municipal Bond Fund
Class C Shares/NJCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$160	1.58%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Jersey Municipal Bond Fund returned 1.98% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond New Jersey Index, which returned 3.33%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an overweight to bonds with effective durations of 10 years and longer.

•  Credit quality allocation, particularly an overweight to BBB‑rated bonds and lower, including non‑rated securities.

•  Overweights to the housing and toll-road sectors.

•  Top detractors from relative performance

•  An underweight to New Jersey state tax‑supported bonds.

•  An overweight to local general obligation bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.98%	(0.55)%	1.67%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%

Lipper New Jersey Municipal Debt Funds Classification Average	3.06%	0.51%	2.21%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$338,837,892

Total number of portfolio holdings	238

Portfolio turnover (%)	18%

Total management fees paid for the year	$1,916,250

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N514_AR_0225 4335516

3

Annual Shareholder Report February 28, 2025

Nuveen New Jersey Municipal Bond Fund
Class I Shares/NMNJX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.58%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Jersey Municipal Bond Fund returned 3.01% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond New Jersey Index, which returned 3.33%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an overweight to bonds with effective durations of 10 years and longer.

•  Credit quality allocation, particularly an overweight to BBB‑rated bonds and lower, including non‑rated securities.

•  Overweights to the housing and toll-road sectors.

•  Top detractors from relative performance

•  An underweight to New Jersey state tax‑supported bonds.

•  An overweight to local general obligation bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.01%	0.45%	2.52%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%

Lipper New Jersey Municipal Debt Funds Classification Average	3.06%	0.51%	2.21%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$338,837,892

Total number of portfolio holdings	238

Portfolio turnover (%)	18%

Total management fees paid for the year	$1,916,250

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N720_AR_0225 4335516

3

Annual Shareholder Report February 28, 2025

Nuveen New York Municipal Bond Fund
Class A Shares/NNYAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$80	0.79%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New York Municipal Bond Fund returned 3.03% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund performed in line with the S&P Municipal Bond New York Index, which returned 3.04%.

•  Top contributors to relative performance

•  Credit quality allocation, particularly an overweight to the non‑rated segment and underweights to the BBB‑ and AAA‑rating segments.

•  An underweight to dedicated-tax bonds and overweight to higher education bonds.

•  Top detractors from relative performance

•  Sector positioning, particularly an overweight to state general obligation bonds and underweights to life-care and multi-family housing bonds.

•  Security selection, primarily among dedicated‑tax bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.03%	(0.06)%	2.00%

Class A Shares at maximum sales charge (Offering Price)	(1.26)%	(0.92)%	1.56%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond New York Index	3.04%	0.80%	2.28%

Lipper New York Municipal Debt Funds Classification Average	3.08%	0.30%	2.06%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$953,389,570

Total number of portfolio holdings	192

Portfolio turnover (%)	13%

Total management fees paid for the year	$5,172,666

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N670_AR_0225 4335529

3

Annual Shareholder Report February 28, 2025

Nuveen New York Municipal Bond Fund
Class C Shares/NAJPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$157	1.55%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New York Municipal Bond Fund returned 2.22% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond New York Index, which returned 3.04%.

•  Top contributors to relative performance

•  Credit quality allocation, particularly an overweight to the non‑rated segment and underweights to the BBB‑ and AAA‑rating segments.

•  An underweight to dedicated-tax bonds and overweight to higher education bonds.

•  Top detractors from relative performance

•  Sector positioning, particularly an overweight to state general obligation bonds and underweights to life-care and multi-family housing bonds.

•  Security selection, primarily among dedicated‑tax bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.22%	(0.85)%	1.34%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond New York Index	3.04%	0.80%	2.28%

Lipper New York Municipal Debt Funds Classification Average	3.08%	0.30%	2.06%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$953,389,570

Total number of portfolio holdings	192

Portfolio turnover (%)	13%

Total management fees paid for the year	$5,172,666

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N498_AR_0225 4335529

3

Annual Shareholder Report February 28, 2025

Nuveen New York Municipal Bond Fund
Class I Shares/NTNYX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$56	0.55%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New York Municipal Bond Fund returned 3.22% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund performed in line with the S&P Municipal Bond New York Index, which returned 3.04%.

•  Top contributors to relative performance

•  Credit quality allocation, particularly an overweight to the non‑rated segment and underweights to the BBB‑ and AAA‑rating segments.

•  An underweight to dedicated‑tax bonds and overweight to higher education bonds.

•  Top detractors from relative performance

•  Sector positioning, particularly an overweight to state general obligation bonds and underweights to life-care and multi-family housing bonds.

•  Security selection, primarily among dedicated‑tax bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2015 through February 28, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.22%	0.14%	2.20%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond New York Index	3.04%	0.80%	2.28%

Lipper New York Municipal Debt Funds Classification Average	3.08%	0.30%	2.06%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2025)

Fund net assets	$953,389,570

Total number of portfolio holdings	192

Portfolio turnover (%)	13%

Total management fees paid for the year	$5,172,666

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N647_AR_0225 4335529

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that PricewaterhouseCoopers LLP, the Funds’ current auditor, and KPMG LLP, the Funds’ former auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers LLP and KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended February 28, 2025[5]	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen California High Yield Municipal Bond Fund	$39,900	$0	$0	$0

Nuveen California Municipal Bond Fund	$26,600	$0	$0	$0

Nuveen Connecticut Municipal Bond Fund	$26,600	$0	$0	$0

Nuveen Massachusetts Municipal Bond Fund	$26,600	$0	$0	$0

Nuveen New Jersey Municipal Bond Fund	$26,600	$0	$0	$0

Nuveen New York Municipal Bond Fund	$26,600	$0	$0	$0

Total	$172,900	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

5	Funds changed audit firm from KPMG LLP to PricewaterhouseCoopers LLP on October 24, 2024.

Fiscal Year Ended February 28, 2025	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen California High Yield Municipal Bond Fund	0%	0%	0%	0%

Nuveen California Municipal Bond Fund	0%	0%	0%	0%

Nuveen Connecticut Municipal Bond Fund	0%	0%	0%	0%

Nuveen Massachusetts Municipal Bond Fund	0%	0%	0%	0%

Nuveen New Jersey Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended February 28, 2025	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds

Nuveen New York Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended February 29, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen California High Yield Municipal Bond Fund	$39,900	$0	$0	$0

Nuveen California Municipal Bond Fund	$26,600	$0	$0	$0

Nuveen Connecticut Municipal Bond Fund	$26,600	$0	$0	$0

Nuveen Massachusetts Municipal Bond Fund	$26,600	$0	$0	$0

Nuveen New Jersey Municipal Bond Fund	$26,600	$0	$0	$0

Nuveen New York Municipal Bond Fund	$26,600	$0	$0	$0

Total	$172,900	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended February 29, 2024	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen California High Yield Municipal Bond Fund	0%	0%	0%	0%

Nuveen California Municipal Bond Fund	0%	0%	0%	0%

Nuveen Connecticut Municipal Bond Fund	0%	0%	0%	0%

Nuveen Massachusetts Municipal Bond Fund	0%	0%	0%	0%

Nuveen New Jersey Municipal Bond Fund	0%	0%	0%	0%

Nuveen New York Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended February 28, 2025	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Multistate Trust II	$0	$0	$0

Percentage Approved Pursuant to Pre-approval Exception
Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
0%	0%	0%

Fiscal Year Ended February 29, 2024	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Multistate Trust II	$0	$0	$0

Percentage Approved Pursuant to Pre-approval Exception
Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
0%	0%	0%

Fiscal Year Ended February 28, 2025	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen California High Yield Municipal Bond Fund	$0	$0	$0	$0

Nuveen California Municipal Bond Fund	$0	$0	$0	$0

Nuveen Connecticut Municipal Bond Fund	$0	$0	$0	$0

Nuveen Massachusetts Municipal Bond Fund	$0	$0	$0	$0

Nuveen New Jersey Municipal Bond Fund	$0	$0	$0	$0

Nuveen New York Municipal Bond Fund	$0	$0	$0	$0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended February 29, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen California High Yield Municipal Bond Fund	$0	$0	$0	$0

Nuveen California Municipal Bond Fund	$0	$0	$0	$0

Nuveen Connecticut Municipal Bond Fund	$0	$0	$0	$0

Nuveen Massachusetts Municipal Bond Fund	$0	$0	$0	$0

Nuveen New Jersey Municipal Bond Fund	$0	$0	$0	$0

Nuveen New York Municipal Bond Fund	$0	$0	$0	$0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Funds’ independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent registered public accounting firm for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Nuveen Multistate Trust II and Shareholders of Nuveen California High Yield Municipal Bond Fund, Nuveen California Municipal Bond Fund, Nuveen Connecticut Municipal Bond Fund, Nuveen Massachusetts Municipal Bond Fund, Nuveen New Jersey Municipal Bond Fund and Nuveen New York Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen California High Yield Municipal Bond Fund, Nuveen California Municipal Bond Fund, Nuveen Connecticut Municipal Bond Fund, Nuveen Massachusetts Municipal Bond Fund, Nuveen New Jersey Municipal Bond Fund and Nuveen New York Municipal Bond Fund (constituting Nuveen Multistate Trust II, hereafter collectively referred to as the “Funds”) as of February 28, 2025, and the related statements of operations, statement of cash flows for the Nuveen California High Yield Municipal Bond Fund, and statements of changes in net assets for the year ended February 28, 2025, including the related notes, and the financial highlights for the year ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations, the cash flows for the Nuveen California High Yield Municipal Bond Fund, the changes in each of their net assets and each of the financial highlights for the year ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended February 29, 2024 and the financial highlights for each of the periods ended on or prior to February 29, 2024 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated April 26, 2024 expressed an unqualified opinion on those financial statements.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 25, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments February 28, 2025

California High Yield Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 126.5%
		MUNICIPAL BONDS - 126.5%
		CONSUMER STAPLES - 2.1%
$27,000,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Subordinate Series 2006A	0.000%	06/01/50	$5,836,574
1,155,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A	5.000	06/01/47	1,108,492
20,000,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A	0.000	06/01/46	5,511,426
3,460,000		Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A	5.625	06/01/47	3,373,975
17,600,000		Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital Appreciation	0.000	06/01/47	3,641,176
7,500,000		Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A	0.000	06/01/47	2,093,329
5,000,000		Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B	0.000	06/01/46	1,295,303

		TOTAL CONSUMER STAPLES			22,860,275

		EDUCATION AND CIVIC ORGANIZATIONS - 23.4%
4,175,000	(a)	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020	6.250	07/01/58	4,345,629
1,505,000	(a)	California Enterprise Development Authority, Charter School Revenue Bonds, Rocklin Academy Project, Series 2024	5.000	06/01/44	1,550,253
2,550,000	(a)	California Enterprise Development Authority, Charter School Revenue Bonds, Rocklin Academy Project, Series 2024	5.000	06/01/64	2,588,651
4,250,000	(b)	California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles County Museum of Natural History Foundation, Series 2020, (UB)	4.000	07/01/50	4,110,649
900,000		California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A	5.000	10/01/35	900,263
1,335,000		California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A	5.250	10/01/45	1,334,951
4,020,000	(a)	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2017A	5.000	10/01/47	3,884,065
700,000	(a)	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A	5.500	06/01/38	705,528
2,000,000	(a)	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A	5.500	06/01/48	2,002,123
250,000	(a)	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A	5.500	06/01/53	250,155
700,000	(a)	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B	4.000	11/01/36	676,201
2,200,000	(a)	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B	4.500	11/01/46	2,054,634
1,150,000	(a)	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A	5.000	06/01/48	1,152,882
400,000	(a)	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015	5.125	07/01/35	401,288
425,000	(a)	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015	5.375	07/01/45	425,793
405,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. - Lincoln Project, Series 2019A	4.000	10/01/29	402,125

See Notes to Financial Statements	5

Portfolio of Investments February 28, 2025 (continued)

California High Yield Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$90,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B	5.000%	10/01/39	$90,435
1,515,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B	5.000	10/01/49	1,469,184
1,000,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B	5.000	10/01/57	950,819
1,400,000		California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A	5.000	10/01/34	1,400,465
465,000		California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A	5.000	10/01/44	457,436
3,695,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A	5.000	07/01/41	3,703,539
1,000,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2018A	5.000	07/01/38	1,013,125
1,800,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2018A	5.000	07/01/49	1,801,411
1,715,000		California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A	5.000	06/01/46	1,720,039
1,145,000		California Municipal Finance Authority, Education Revenue Bonds, Literacy First Charter Schools Project, Series 2019A	5.000	12/01/39	1,188,543
2,260,000	(a)	California Municipal Finance Authority, Education Revenue Bonds, STREAM Charter Schools Project, Series 2020A	5.000	06/15/51	2,107,862
1,000,000	(a)	California Municipal Finance Authority, Educational Facilities Revenue Bonds, Westside Neighborhood School Project, Series 2024	6.375	06/15/64	1,086,288
710,000	(a)	California Municipal Finance Authority, Revenue Bonds, American Musical and Dramatic Academy Inc. AMDA Inc Project, Taxable Series 2023B	9.500	07/01/30	736,151
13,905,000		California Municipal Finance Authority, Revenue Bonds, American Musical and Dramatic Academy Inc., Series 2023A	7.250	07/01/53	14,223,822
1,500,000	(a)	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A	5.000	11/01/36	1,520,063
1,555,000	(a)	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A	5.000	11/01/46	1,554,367
1,000,000	(a)	California Municipal Finance Authority, Revenue Bonds, Claremont Graduate University, Refunding Series 2020B	5.000	10/01/49	967,071
1,000,000	(a)	California Municipal Finance Authority, Revenue Bonds, Claremont Graduate University, Refunding Series 2020B	5.000	10/01/54	952,134
270,000	(a)	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A	6.625	01/01/32	268,074
3,700,000		California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A	5.250	01/01/45	2,976,774
1,000,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	4.000	12/31/47	921,891
7,000,000	(a)	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A	6.000	10/01/50	7,117,762
1,000,000		California Municipal Finance Authority, Revenue Bonds, The Master’s University & Seminary, Series 2019	5.000	08/01/34	1,035,606
1,100,000	(a)	California Municipal Finance Authority, Revenue Bonds, Turning Point School, Series 2024	5.250	06/01/44	1,102,484
1,300,000	(a)	California Municipal Finance Authority, Revenue Bonds, Turning Point School, Series 2024	5.500	06/01/54	1,298,433
350,000	(a)	California Municipal Finance Authority, School Facility Revenue Bonds, Saint Mary’s School-Aliso Viejo, Series 2024A	5.500	05/01/44	359,826
435,000	(a)	California Municipal Finance Authority, School Facility Revenue Bonds, Saint Mary’s School-Aliso Viejo, Series 2024A	5.750	05/01/54	447,754
2,000,000	(a)	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A	5.125	07/01/55	1,719,814

6	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$700,000		California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A	6.250%	06/15/47	$710,809
4,500,000	(a)	California Public Finance Authority, Educational Facility Revenue Bonds, Crossroads Christian Schools, Series 2020	5.000	01/01/56	4,063,337
1,075,000	(a)	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A	5.000	07/01/46	1,081,229
755,000	(a)	California School Finance Authority Charter School Revenue Bonds, Bright Star Schools - Obligated Group, Series 2017	5.000	06/01/37	758,961
2,000,000	(a)	California School Finance Authority Charter School Revenue Bonds, Bright Star Schools - Obligated Group, Series 2017	5.000	06/01/47	1,956,650
2,090,000	(a)	California School Finance Authority Charter School Revenue Bonds, Bright Star Schools - Obligated Group, Series 2017	5.000	06/01/54	2,009,848
1,000,000	(a)	California School Finance Authority Charter School Revenue Bonds, Ednovate Obligated Group, Series 2018	5.000	06/01/48	955,857
960,000	(a)	California School Finance Authority Charter School Revenue Bonds, Fenton Schools - Obligated Group, Series 2020A	5.000	07/01/40	967,670
3,175,000	(a)	California School Finance Authority Charter School Revenue Bonds, John Adams Academy Obligated Group, Series 2022A	5.000	07/01/52	3,085,342
8,125,000	(a)	California School Finance Authority Charter School Revenue Bonds, John Adams Academy Obligated Group, Series 2022A	5.125	07/01/62	7,999,355
305,000	(a)	California School Finance Authority School Facility Revenue Bonds, Green Dot Public Schools California Projects, Series 2018A	5.000	08/01/48	309,212
9,925,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2020A	6.000	06/01/59	9,672,038
1,710,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2024	5.625	06/01/44	1,671,967
1,225,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2024	5.875	06/01/54	1,187,850
3,375,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2024	6.000	06/01/64	3,261,678
585,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A	5.000	08/01/35	586,377
1,040,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A	5.000	08/01/40	1,040,904
1,600,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016	5.000	08/01/41	1,600,584
460,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016	5.000	08/01/46	460,056
1,100,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A	0.000	06/01/52	990,000
1,000,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Girls Athletic Leadership School Los Angeles Project, Series 2021A	4.000	06/01/41	851,097
500,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Girls Athletic Leadership School Los Angeles Project, Series 2021A	4.000	06/01/61	366,750
5,000,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Hayward Twin Oaks Montessori Charter School Project, Series 2024A	6.000	06/15/54	4,919,298
5,000,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Hayward Twin Oaks Montessori Charter School Project, Series 2024A	6.125	06/15/64	4,930,619
2,300,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Lighthouse Community Public Schools Obligated Group, Series 2022A	6.500	06/01/62	2,421,357

See Notes to Financial Statements	7

Portfolio of Investments February 28, 2025 (continued)

California High Yield Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$1,300,000		California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A	5.875%	06/01/52	$1,311,526
1,600,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A	5.000	06/01/58	1,552,192
2,075,000	(a)	California School Finance Authority, Charter School Lease Revenue Bonds, Pathways to College Project, Series 2023A	7.250	06/15/43	2,164,542
6,740,000	(a)	California School Finance Authority, Charter School Lease Revenue Bonds, Pathways to College Project, Series 2023A	7.375	06/15/53	7,019,990
2,510,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A	5.000	06/01/40	2,376,044
5,550,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A	5.000	06/01/50	5,000,829
1,600,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A	5.000	06/01/59	1,397,730
1,000,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Aspire Public School - Obligated Group, Issue No.6, Series 2020A	5.000	08/01/42	1,011,746
5,315,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Aspire Public School - Obligated Group, Issue No.6, Series 2020A	5.000	08/01/61	5,267,138
5,045,000	(a)	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A	5.000	06/01/42	5,007,942
805,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A	5.000	10/01/44	809,286
235,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Community High School Foundation Inc, Series 2017	5.000	06/01/37	237,129
235,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Community High School Foundation Inc, Series 2017	5.000	06/01/47	232,357
1,500,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016	4.750	06/01/36	900,000
1,180,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016	5.000	06/01/46	708,000
1,890,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Envision Education, Series 2024A	5.000	06/01/64	1,883,700
1,150,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Ivy Academia, Series 2021A	4.000	06/01/41	941,784
1,500,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Ivy Academia, Series 2021A	4.000	06/01/51	1,112,963
1,000,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Ivy Academia, Series 2021A	4.000	06/01/61	699,149
675,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A	5.750	05/01/37	684,092
1,135,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Larchmont Charter School Project , Series 2018A	5.000	06/01/55	1,095,624
560,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Orange County Educational Arts Academy Project, Series 2023A	5.625	06/01/43	573,808
700,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Orange County Educational Arts Academy Project, Series 2023A	5.875	06/01/53	716,548
425,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Refunding Social Series 2023	5.500	08/01/47	446,846
1,350,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Rex and Margaret Fortune School of Education Series 2024A	5.000	06/01/54	1,317,926
1,545,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Rex and Margaret Fortune School of Education Series 2024A	5.125	06/01/59	1,524,225

8	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$2,350,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Rex and Margaret Fortune School of Education Series 2024A	5.125%	06/01/64	$2,297,709
2,500,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A	5.000	06/01/46	2,468,443
950,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A	5.125	06/01/47	949,930
1,000,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A	5.250	06/01/52	1,000,240
990,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G	5.000	06/01/37	997,290
925,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G	5.000	06/01/53	897,702
605,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Russell Westbrook Academy Obligated Group, Series 2021A	4.000	06/01/31	582,223
3,000,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Russell Westbrook Obligated Group, Series 2021A	4.000	06/01/51	2,405,063
3,000,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Russell Westbrook Why Not Academy Obligated Group, Series 2021A	4.000	06/01/61	2,285,063
3,000,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2020A	5.000	06/01/60	2,724,599
575,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2020B	5.000	06/01/27	563,038
1,435,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2023A	6.000	06/01/63	1,461,042
2,050,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Social Bonds iLead Lancaster Project, Series 2021A	5.000	06/01/51	1,823,733
1,320,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Social Bonds iLead Lancaster Project, Series 2021A	5.000	06/01/61	1,137,924
490,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Social Bonds iLead Lancaster Project, Series 2021A	5.000	06/01/41	461,538
3,250,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2024A	7.000	06/01/54	3,242,404
335,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2024B	9.000	06/01/34	340,605
1,000,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Valley International Preparatory High School Project, Series 2022A	5.125	03/01/52	777,081
1,000,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Valley International Preparatory High School Project, Series 2022A	5.250	03/01/62	762,362
750,000	(a)	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Adams Campus Project, Series 2019A	5.000	06/01/40	758,802
650,000	(a)	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Adams Campus Project, Series 2024A	5.000	06/01/54	650,375
1,700,000	(a)	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Adams Campus Project, Series 2024A	5.000	06/01/64	1,674,254
1,725,000	(a)	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A	5.000	07/01/47	1,733,996
1,340,000	(a)	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A	5.000	07/01/52	1,343,580
1,230,000	(a)	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2023A	5.750	07/01/42	1,304,068

See Notes to Financial Statements	9

Portfolio of Investments February 28, 2025 (continued)

California High Yield Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$575,000		California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A	5.625%	10/01/34	$575,168
1,000,000		California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A	5.875	10/01/44	1,000,254
520,000		California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A	6.000	10/01/49	520,133
3,050,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A	4.125	07/01/35	3,051,515
1,000,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A	5.000	07/01/45	1,001,770
2,000,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C	5.000	07/01/46	2,014,217
1,200,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Granada Hills Charter High School Obligated Group, Series 2019	5.000	07/01/54	1,203,083
1,200,000		California School Finance Authority, School Facility Revenue Bonds, Green Dot Public Schools California Projects, Series 2022A	5.375	08/01/42	1,279,315
1,150,000		California School Finance Authority, School Facility Revenue Bonds, Green Dot Public Schools California Projects, Series 2022A	5.750	08/01/52	1,232,403
725,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Refunding Series 2023A	5.250	07/01/48	746,279
1,355,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A	6.000	07/01/51	1,376,322
9,000,000	(b)	California State University, Systemwide Revenue Bonds, Series 2024A, (UB)	4.000	11/01/49	8,954,246
6,325,000	(a)	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A	5.000	11/01/41	6,359,046
580,000		University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P	5.000	06/01/30	568,771
125,000		University of Puerto Rico, University System Revenue Bonds, Series 2006Q	5.000	06/01/30	122,580
1,580,000		University of Puerto Rico, University System Revenue Bonds, Series 2006Q	5.000	06/01/36	1,550,612

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			251,027,101

		HEALTH CARE - 8.7%
3,275,000		Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A	5.250	03/01/36	3,281,792
3,000,000		Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A	5.000	03/01/41	2,858,414
9,100,000		Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A	5.000	03/01/46	8,496,809
4,000,000	(b)	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, (UB)	4.000	11/15/48	3,894,577
4,740,000	(b)	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health System, Series 2021A, (UB)	4.000	08/15/48	4,671,750
2,485,000	(b)	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019	5.000	11/15/49	2,507,957
1,665,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2024A	5.000	12/01/54	1,768,521
5,000,000		California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital at Stanford, Refunding Forward Delivery Series 2022A	4.000	05/15/51	4,895,854
7,800,000	(b)	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hosptial at Stanford, Series 2017A, (UB)	5.000	11/15/56	8,037,764

10	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$1,455,000		California Municipal Finance Authority, Revenue Bonds, Clinicas del Camino Real, Inc., Series 2020	4.000%	03/01/28	$1,454,393
2,000,000	(a)	California Municipal Finance Authority, Revenue Bonds, Community Health Centers of the Central Coast, Inc., Series 2021A	5.000	12/01/46	2,015,940
5,480,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/41	5,513,707
8,200,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.000	11/01/47	8,020,534
1,000,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/47	1,001,272
1,565,000		California Municipal Financing Authority, Certificates of Participation, Palomar Health, Series 2022A - AGM Insured	5.250	11/01/52	1,623,983
16,700,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.500	12/01/54	16,707,714
2,055,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/41	2,077,692
2,280,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	2,295,113
315,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.250	12/01/48	321,816
13,766	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	12/31/24	13,766
7,969	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/30	7,969
8,609	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/35	8,609
35,986	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.500	07/01/39	35,986
717	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H	5.750	07/01/25	717
6,100,000		Oroville, California, Revenue Bonds, Oroville Hospital Series 2019	5.250	04/01/54	4,799,645
1,500,000		Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2017	4.000	11/01/47	1,018,687
2,245,000		Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016	5.000	11/01/36	2,022,103
4,790,000		Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016	5.000	11/01/39	4,148,638
200,000		Washington Township Health Care District, California, Revenue Bonds, Series 2017A	5.000	07/01/42	201,184

		TOTAL HEALTH CARE			93,702,906

		HOUSING/MULTIFAMILY - 16.3%
4,330,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A	4.000	02/01/56	2,876,468
1,000,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Exchange at Bayfront Apartments, Series 2021A-1	3.000	02/01/57	650,678
8,750,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2	4.000	08/01/47	7,136,970
4,000,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, K Street Flats, Series 2021A-2	4.000	08/01/50	3,197,700
22,495,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A	5.000	02/01/50	16,711,052

See Notes to Financial Statements	11

Portfolio of Investments February 28, 2025 (continued)

California High Yield Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HOUSING/MULTIFAMILY (continued)
$9,960,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2	4.000%	02/01/50	$7,863,775
5,880,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, The Arbors, Series 2020A	5.000	08/01/50	5,658,828
18,480,000	(a)	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A	5.000	04/01/49	15,951,675
1,000,000		California Housing Finance Agency, California, Multifamily Housing Revenue Bonds, Power Station Block 7B, Limited Obligation Senior Series 2024L	5.200	12/01/27	1,006,382
1,585,000	(a)	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Redwood Gardens Apartments, Subordinate Lien Series 2021N-S	4.000	03/01/37	1,366,152
58,446		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-1	4.250	01/15/35	60,273
8,361,739		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Social Certificates Series 2023-1	4.375	09/20/36	8,680,184
2,375,000		California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Royal York Estates Projects Series 2020A	4.000	02/15/55	1,957,586
2,980,000	(a)	California Municipal Finance Authority, Revenue Bonds, Catalyst Impact Fund 1 LLC Series 2024-II	7.000	01/01/39	3,146,523
1,335,000	(a)	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Refunding Series 2023A	5.500	07/01/50	1,445,536
1,715,000	(a)	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Refunding Series 2023A	6.000	07/01/53	1,927,662
450,000	(a)	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019	5.250	07/01/52	453,703
4,600,000	(a)	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A	5.000	06/01/36	4,637,263
2,090,000	(a)	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A	5.000	06/01/46	2,090,154
6,885,000	(a)	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Series 2021A-2	4.000	04/01/56	5,359,854
1,000,000	(a)	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Subordinate Series 2021B	8.000	04/01/56	754,338
2,500,000	(a)	CMFA Special Finance Agency XII, California, Essential Housing Revenue Bonds, Allure Apartments Project, Series 2022A-2	3.250	02/01/57	1,865,689
1,000,000	(a)	CMFA Special Financing Agency VIII, California, Essential Housing Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1	3.000	08/01/56	700,192
2,905,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien Series 2021B	4.000	04/01/57	2,166,249
18,795,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-1	3.500	10/01/46	15,580,016
5,000,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2	4.000	10/01/56	3,999,417
3,000,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A	5.000	01/01/54	2,650,181
2,000,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-2	4.000	06/01/58	1,642,739
5,915,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Link-Glendale, Series 2021A-2	4.000	07/01/56	4,734,850
22,660,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2	4.000	10/01/56	17,696,271

12	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HOUSING/MULTIFAMILY (continued)
$9,360,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.125%	07/01/56	$6,467,466
2,000,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Series 2021B	4.000	07/01/58	1,401,245
4,000,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2	4.000	09/01/56	3,129,425
2,110,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B	4.000	12/01/56	1,651,897
2,500,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2	4.000	07/01/56	2,043,742
2,625,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A	3.250	10/01/58	1,853,438
5,050,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-2	3.125	06/01/57	3,159,772
2,000,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-2	4.000	12/01/58	1,533,323
2,145,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B	4.000	12/01/59	1,402,046
6,155,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1	3.000	12/01/49	4,250,490
1,000,000		Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015	5.000	09/15/36	1,005,594
315,000		La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding Series 2014	5.000	06/15/49	315,121
2,110,000		Palmdale Housing Authority, California, Multifamily Housing Revenue Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments, Series 2015	5.250	06/01/45	2,023,519
395,000		Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, (AMT)	6.500	09/01/39	395,059
455,000	(a),(c)	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A	4.400	01/01/46	386,750

		TOTAL HOUSING/MULTIFAMILY			174,987,247

		TAX OBLIGATION/GENERAL - 9.9%
1,115,000		Denair Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002A - FGIC Insured	0.000	08/01/26	1,065,067
1,205,000		Jamul Dulzura Union School District, San Diego County, California, General Obligation Bonds, Election 1995 Series 2004A - NPFG Insured	0.000	11/01/28	1,068,193
2,000,000		Northern Inyo County Local Hospital District, California, General Obligation Bonds, Election 2005 Series 2009 - AGC Insured	0.000	11/01/38	1,106,814
5,000,000	(b)	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2020, Series 2023A - AGM Insured, (UB)	5.250	08/01/48	5,502,825
5,000,000	(b)	Oxnard School District, Ventura County, California, General Obligation Bonds, Election of 2022 Series 2023A - BAM Insured, (UB)	4.125	08/01/50	5,008,158
1,350,000		Paso Robles Joint Unified School District, San Luis Obispo and Monteray Counties, California, General Obligation Bonds, Election 2006 Series 2010A	0.000	09/01/34	980,359
9,470,000	(b)	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2016, (UB)	4.000	08/01/44	9,423,506
2,000,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	1,418,890

See Notes to Financial Statements	13

Portfolio of Investments February 28, 2025 (continued)

California High Yield Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL (continued)
$11,187,234		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000%	07/01/41	$10,782,988
14,952,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/46	13,645,159
5,750,000	(b)	San Diego Public Facilities Financing Authority, California, Lease Revenue Bonds, Capital Improvement Projects, Series 2021A, (UB)	4.000	10/15/50	5,745,276
10,000,000		San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2017I	4.000	07/01/47	9,965,201
5,000,000	(b)	San Luis Coastal Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election of 2022 Series 2023A, (UB)	4.000	08/01/53	5,000,447
5,680,000	(b)	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, 2018 Election Series 2022C, (UB)	4.000	08/01/45	5,700,027
17,585,000	(b)	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, 2018 Election Series 2022C, (UB)	4.250	08/01/50	17,813,387
500,000		Selma Unified School District, Fresno County, California, General Obligation Bonds, Election 2016 Series 2020C - AGM Insured	3.000	08/01/49	407,583
12,460,000	(b)	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2015B, (UB)	4.000	08/01/45	12,001,524

		TOTAL TAX OBLIGATION/GENERAL			106,635,404

		TAX OBLIGATION/LIMITED - 32.5%
1,000,000		Adelanto Community Facilities District Number 2006-2, San Bernadino County, California, Special Tax Bonds, Series 2015A	5.000	09/01/45	1,002,944
850,000		Alameda Community Facilities District No. 22-1, California, Alameda Marina, Special Tax Bonds, Green Series 2023	5.000	09/01/48	877,164
1,250,000		Alameda Community Facilities District No. 22-1, California, Alameda Marina, Special Tax Bonds, Green Series 2023	5.000	09/01/53	1,284,969
330,000		Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured	0.000	09/01/28	295,160
240,000		Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured	0.000	09/01/30	200,814
4,475,000		Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured	0.000	09/01/34	3,210,518
1,985,000		Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured	0.000	09/01/35	1,366,626
2,580,000		Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A	5.000	09/01/45	2,587,598
660,000		Beaumont Unified School District, California, Special Tax Bonds, Community Facilities District 2020-1, Improvement Area 2 Series 2023	5.000	09/01/48	684,919
875,000		Beaumont Unified School District, California, Special Tax Bonds, Community Facilities District 2020-1, Improvement Area 2 Series 2023	5.000	09/01/53	900,598
300,000		Beaumont, California, Special Tax Bonds, Community Facilities District 2016-1 Fairway Canyon, Series 2019	5.000	09/01/44	306,781
400,000		Beaumont, California, Special Tax Bonds, Community Facilities District 2016-1 Fairway Canyon, Series 2019	5.000	09/01/49	406,639
880,000		Beaumont, California, Special Tax Bonds, Community Facilities District 93-1 Improvement Area 17D, Series 2024	5.000	09/01/49	928,204
1,510,000		Beaumont, California, Special Tax Bonds, Community Facilities District 93-1 Improvement Area 17D, Series 2024	5.000	09/01/54	1,582,831
1,900,000		Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015	5.000	05/01/38	1,912,874
1,500,000		Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003 - AMBAC Insured	0.000	08/01/28	1,332,866
1,700,000		Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B	5.000	09/02/36	1,700,764
4,095,000		California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003 - AMBAC Insured	0.000	06/01/33	2,916,355

14	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$1,095,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2021A	4.000%	09/01/46	$1,004,796
1,505,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2021A	4.000	09/01/51	1,337,792
3,975,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2022C	6.250	09/01/52	4,312,291
3,000,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2022D	6.125	09/01/52	3,239,538
1,000,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2024A	5.125	09/01/54	1,038,441
1,070,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2024B	5.000	09/01/49	1,110,845
545,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2024C	5.000	09/01/44	572,468
885,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2024C	5.000	09/01/49	920,170
540,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2024C	4.700	09/01/54	533,732
1,000,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2024C	5.000	09/01/54	1,037,211
1,000,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2024D	5.000	09/01/49	1,035,046
1,000,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2024D	5.000	09/01/54	1,029,423
1,000,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2020-06, Series 2022B	6.000	09/01/52	1,074,839
2,160,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2020-6, County of Placer- PV400, Series 2022	5.250	09/01/52	2,256,727
1,375,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2022-6, County of Sacramento - Wildhawk North Series 2024	5.000	09/01/54	1,419,729
500,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2022-8 City of Palmdale - Wildflower/Creekside Encore Series 2024	5.000	09/01/49	516,743
785,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2022-8 City of Palmdale - Wildflower/Creekside Encore Series 2024	5.000	09/01/54	809,926
340,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2023-11 Improvement Area A Hesperia Silverwood, Series 2024	5.000	09/01/49	352,713
800,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2023-11 Improvement Area A Hesperia Silverwood, Series 2024	5.000	09/01/54	824,780
1,835,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2023-5 Sacramento County- The GAP Improvement Area 1, Series 2024	5.000	09/01/49	1,899,310
2,665,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2023-5 Sacramento County- The GAP Improvement Area 1, Series 2024	5.000	09/01/54	2,743,413
400,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2023-5, Improvement Area 1 Series 2023	5.250	09/01/43	426,921
1,060,000	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2023-5, Improvement Area 1 Series 2023	5.625	09/01/53	1,139,143
330,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015	5.000	09/01/37	331,914
945,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-02, Manteca Lifestyle Center, Series 2013A	5.000	09/01/33	946,016
2,000,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-02, Manteca Lifestyle Center, Series 2013A	5.125	09/01/42	2,001,316

See Notes to Financial Statements	15

Portfolio of Investments February 28, 2025 (continued)

California High Yield Municipal Bond

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$3,420,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-01 Improvement Area 2 University District, Series 2017	5.000%	09/01/47	$3,466,803
2,500,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A	5.625	09/01/45	2,515,044
1,200,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2018-02, McSweeny, Improvement Area 1 Series 2023	5.250	09/01/53	1,253,891
340,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2020-02 Improvement Area 2 Atwell, Series 2022	5.250	09/01/52	355,225
475,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2020-02 Improvement Area 3 Atwell, Series 2024	5.000	09/01/49	492,242
650,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2020-02 Improvement Area 3 Atwell, Series 2024	5.000	09/01/54	671,631
2,400,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2020-02 Improvement Area 4 Atwell, Series 2024	5.000	09/01/55	2,473,348
2,000,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2021-01 Meadowlands, Series 2021-01	4.000	09/01/51	1,772,280
2,000,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2021-02 Citro, Series 2023	5.000	09/01/53	2,062,089
1,635,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2022-07, Improvement Area Number 1, Watson Ranch, Series 2023	5.000	09/01/53	1,690,413
3,510,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1	5.000	09/02/35	3,532,646
1,120,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1	5.000	09/02/40	1,125,335
465,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A	8.000	09/02/41	462,237
2,275,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014A	5.000	09/02/43	2,276,154
2,060,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B	5.000	09/02/44	2,060,962
480,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017A	5.000	09/02/46	487,104
375,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017B	5.000	09/02/47	381,566
920,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018B	5.000	09/02/48	936,906
725,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2019C	5.000	09/02/44	742,086
850,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2020A	4.000	09/02/50	767,755
1,495,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2022C	5.125	09/02/42	1,539,946

16	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$1,990,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2022C	5.375%	09/02/52	$2,075,537
3,965,000		California Statewide Communities Development Authority, Statewide Infrastructure Program Revenue Bonds, Series 2020C	4.000	09/02/40	3,874,338
1,085,000		Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2000A - NPFG Insured	0.000	08/01/33	788,745
740,000		Chino, California, Special Tax Bonds, Community Facilities District 2003-3 Improvement Area 10, Series 2024.	5.000	09/01/54	765,225
320,000		City of Dublin, California, Community Facilities District No. 2015- 1, Dublin Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017	5.000	09/01/47	324,379
315,000		Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008 - AMBAC Insured	5.250	09/01/27	315,309
210,000		Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008 - AMBAC Insured	5.000	09/01/32	210,111
670,000		Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos Improvement Area 1, Refunding Series 2017	5.000	09/01/37	687,439
345,000		Corona, California, Special Tax Bonds, Community Facilities District 2018-2 Sierra Bella, Series 2022A	5.000	09/01/51	356,963
625,000		Dixon, California, Special Tax Bonds, Community Facilities District 2019-1 Homestead, Improvement Area 2, Series 2024	5.000	09/01/46	653,949
1,000,000		Dixon, California, Special Tax Bonds, Community Facilities District 2019-1 Homestead, Improvement Area 2, Series 2024	5.000	09/01/54	1,032,530
1,000,000		Dublin Community Facilities District 2015-1 Dublin Crossing, California, Special Tax Bonds, Improvement Area 4, Series 2022	5.500	09/01/47	1,067,969
1,000,000		Dublin Community Facilities District 2015-1 Dublin Crossing, California, Special Tax Bonds, Improvement Area 4, Series 2022	5.500	09/01/51	1,061,010
1,250,000		Dublin Community Facilities District 2015-1 Dublin Crossing, California, Special Tax Bonds, Improvement Area 5, Series 2023	5.375	09/01/51	1,315,615
6,300,000		Dublin Community Facilities District 2015-1 Dublin Crossing, California, Special Tax Bonds, Improvement Area 2, Series 2019	5.000	09/01/39	6,568,102
250,000		El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006	5.100	09/01/36	251,772
1,000,000		Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Series 2024	5.000	09/01/44	1,063,201
1,700,000		Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Series 2024	5.000	09/01/51	1,777,017
1,685,000	(a)	Elsinore Valley Municipal Water District, California, Special Tax Bonds, Community Facilities District 2020-1 Horsethief Area 1A, Series 2021A	4.000	09/01/41	1,605,443
1,245,000	(a)	Elsinore Valley Municipal Water District, California, Special Tax Bonds, Community Facilities District 2020-1 Horsethief Area 1A, Series 2021A	4.000	09/01/51	1,101,533
1,565,000	(a)	Elsinore Valley Municipal Water District, California, Special Tax Bonds, Community Facilities District 2020-1 Horsethief Improvement Area 2A, Series 2021A	4.000	09/01/41	1,491,109
2,325,000	(a)	Elsinore Valley Municipal Water District, California, Special Tax Bonds, Community Facilities District 2020-1 Horsethief Improvement Area 2A, Series 2021A	4.000	09/01/51	2,060,275
430,000		Fairfield, California, Special Tax Bonds, Community Facilities District 2007-1 Fairfield Commons Project, Series 2008	6.875	09/01/38	436,846
1,000,000		Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 18, Folsom Plan Area-Area-Wide Improvements and Services, Series 2024	5.000	09/01/44	1,058,379
1,200,000		Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 18, Folsom Plan Area-Area-Wide Improvements and Services, Series 2024	5.000	09/01/49	1,254,300
2,765,000		Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 18, Folsom Plan Area-Area-Wide Improvements and Services, Series 2024	5.000	09/01/54	2,878,728

See Notes to Financial Statements	17

Portfolio of Investments February 28, 2025 (continued)

California High Yield Municipal Bond

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$1,250,000	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 20 Russell Ranch, Series 2020	5.125%	09/01/47	$1,308,584
1,300,000	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 20 Russell Ranch, Series 2020	5.125	09/01/52	1,353,855
1,075,000	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 23 Folsom Ranch Improvement Area 1, Series 2020	4.000	09/01/45	1,017,292
4,000,000	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 23 Folsom Ranch Improvement Area 1, Series 2022	5.000	09/01/52	4,121,316
400,000	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 23 Folsom Ranch Improvement Area 2, Series 2024	5.000	09/01/49	413,948
460,000	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 23 Folsom Ranch Improvement Area 2, Series 2024	5.000	09/01/53	473,953
1,000,000	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 23 Folsom Ranch Improvement Area 4, Series 2024	5.000	09/01/49	1,039,741
1,000,000	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 23 Folsom Ranch Improvement Area 4, Series 2024	5.000	09/01/54	1,032,530
1,000,000	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Series 2022	5.000	09/01/52	1,029,048
500,000	Folsom, California, Special Tax Bonds, Community Facilities District 16 Islands at Parkshore Improvement Area 1, Series 2018	4.000	09/01/43	467,887
1,545,000	Folsom, California, Special Tax Bonds, Community Facilities District 16 Islands at Parkshore Improvement Area 1, Series 2018	4.000	09/01/48	1,389,499
375,000	Fontana, California, Special Tax Bonds, Community Facilities District 106, Mountain View, Series 2022	4.250	09/01/38	380,863
500,000	Fontana, California, Special Tax Bonds, Community Facilities District 106, Mountain View, Series 2022	4.500	09/01/43	504,563
3,030,000	Fontana, California, Special Tax Bonds, Community Facilities District 112 The Gardens Phase One, Series 2024	5.000	09/01/49	3,164,717
2,825,000	Fontana, California, Special Tax Bonds, Community Facilities District 112 The Gardens Phase One, Series 2024	5.000	09/01/54	2,934,545
400,000	Fontana, California, Special Tax Bonds, Narra Hills Community Facilities District 109, Refunding Series 2024	5.000	09/01/49	418,732
4,040,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2022A-1	5.000	06/01/51	4,192,163
1,000,000	Hemet Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2021-7, Series 2023	5.000	09/01/43	1,045,321
1,000,000	Hemet Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2021-7, Series 2023	5.000	09/01/53	1,033,892
1,030,000	Imperial, California, Special Tax Bonds, Community Facilities District 2005-1 Springfield, Series 2015A	5.000	09/01/36	1,036,349
155,000	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A	5.250	08/15/28	155,379
3,380,000	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A	5.000	09/01/45	3,390,775
1,220,000	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2004-2, Series 2005	5.350	09/01/35	1,230,677
1,000,000	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2006-2 Improvement Area B, Series 2018	4.000	09/01/48	926,163
475,000	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2006-1 Summerly Improvement Area KK, Series 2021	4.000	09/01/42	453,352

18	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$600,000		Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014- 1 Improvement Area 1 Mountain House School Facilities, Series 2017	5.000%	09/01/47	$607,222
595,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019	5.650	09/01/38	612,892
945,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019	5.750	09/01/43	963,094
925,000		Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A	5.000	09/01/39	925,564
1,815,000		Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A	5.000	09/01/43	1,815,834
1,750,000		Los Angeles County Community Facilities District 2021-01, California, Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022	5.000	09/01/47	1,815,909
8,660,000		Madera County, California, Special Tax Bonds, Community Facilities District 2021-1 Tesoro Viejo II Improvement Area 1, Series 2022	5.750	09/01/53	9,086,544
2,022,000		Manteca Unified School District, San Joaquin County, California, Certificates of Participation, Series 2004 - NPFG Insured	0.000	09/15/33	1,488,070
450,000		Marina Redevelopment Agency Successor Agency, California, Housing Tax Allocation Bonds, Series 2018B	5.000	09/01/38	465,483
3,000,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/39	3,121,379
500,000		Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2014	4.125	09/01/39	495,044
500,000		Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2014	4.250	09/01/44	483,483
500,000		Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 6, Series 2021	4.000	09/01/50	458,617
1,325,000		Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 7, Series 2021	5.125	09/01/47	1,384,517
2,000,000		Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 7, Series 2021	5.250	09/01/52	2,090,854
1,000,000		Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilties District 2016-1, Improvement Area B, Series 2022	4.625	09/01/52	988,736
750,000		Menifee, California, Special Tax Bonds, Community Facilities District 2021-1, Banner Park Series 2023A	5.000	09/01/53	770,982
700,000		Menifee, California, Special Tax Bonds, Community Facilities District 2022-1, Quartz Ranch Series 2023A	5.000	09/01/48	727,336
1,000,000		Menifee, California, Special Tax Bonds, Community Facilities District 2022-1, Quartz Ranch Series 2023A	5.000	09/01/53	1,031,044
2,095,000		Menifee, California, Special Tax Bonds, Community Facilities District 2023-1, Rockport Ranch Series 2024	5.000	09/01/49	2,179,901
2,430,000		Menifee, California, Special Tax Bonds, Community Facilities District 2023-1, Rockport Ranch Series 2024	5.000	09/01/55	2,511,824
970,000		Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2015- 2, Series 2019	5.000	09/01/48	987,622
1,085,000		Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2015- 3, Series 2019	4.000	09/01/44	1,015,554
825,000		Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5 Golden City Improvement Area A, Series 2017	5.000	09/01/46	838,170
980,480	(c)	Northstar Community Services District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2005	1.908	09/01/28	274,534

See Notes to Financial Statements	19

Portfolio of Investments February 28, 2025 (continued)

California High Yield Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$2,926,584	(c)	Northstar Community Services District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2005	1.943%	09/01/36	$819,444
1,250,000		Oceanside, California, Special Tax Bonds, Community Facilities District 2006-1, Pacific Coast Business Park, Series 2017	5.000	09/01/38	1,280,902
1,200,000		Ontario, California, Special Tax Bonds, Community Facilities District 28 New Haven Facilities - Area A, Series 2017	5.000	09/01/47	1,216,422
845,000		Ontario, California, Special Tax Bonds, Community Facilities District 55 Parklane Facilities, Series 2022	5.000	09/01/53	867,560
350,000		Orange County, California, Special Tax Bonds, Community Facilities District 2021-1 Rienda, Series 2022A	5.000	08/15/42	368,535
3,400,000		Orange County, California, Special Tax Bonds, Community Facilities District 2021-1 Rienda, Series 2022A	5.000	08/15/47	3,520,782
500,000		Orange County, California, Special Tax Bonds, Community Facilities District 2023-1 Rienda Phase 2B, Series 2023A	5.500	08/15/53	533,900
275,000		Palm Desert, California, Special Tax Bonds, Community Facilities District 2021-1 University Park, Series 2021	3.000	09/01/31	259,709
1,340,000		Palm Desert, California, Special Tax Bonds, Community Facilities District 2021-1 University Park, Series 2021	4.000	09/01/51	1,167,379
1,230,000		Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002 - AMBAC Insured	0.000	12/01/30	1,016,601
2,990,000		Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999 - AMBAC Insured	0.000	08/01/27	2,762,437
3,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	2,985,231
4,645,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	4,633,400
2,610,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	2,595,216
2,670,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	2,641,257
1,200,000		Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015	5.000	09/01/40	1,205,565
1,590,000		Rancho Cordova, California, Special Tax Bonds, Communities Facilities District 2014-1 Montelena, Series 2022	5.000	09/01/42	1,661,139
250,000		Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2022-1 Arista Del Sol, Improvement Area 1 Series 2023	5.000	09/01/38	267,112
525,000		Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2022-1 Arista Del Sol, Improvement Area 1 Series 2023	5.125	09/01/43	553,671
1,300,000		Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2022-1 Arista Del Sol, Improvement Area 1 Series 2023	5.375	09/01/53	1,367,028
1,400,000		Rancho Mirage, California, Special Tax Bonds, Community Facilities District 5 Section 31, Improvement Area 1 Series 2024A	5.000	09/01/54	1,445,542
1,755,000		Redwood City Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2003A - AMBAC Insured	0.000	07/15/29	1,509,780
1,260,000		Redwood City Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2003A - AMBAC Insured	0.000	07/15/31	1,006,933
1,185,000		Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-1 Liberty Community, Series 2018-1	5.000	09/01/48	1,209,988
1,185,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Refunding Series 2022A-1 - AGM Insured	4.250	09/01/47	1,189,630
1,000,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Subordinate Series 2022B-2	5.000	09/01/42	1,035,013
1,525,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Subordinate Series 2022B-2	5.250	09/01/47	1,579,953
2,015,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Subordinate Series 2022B-2	5.000	09/01/52	2,035,263

20	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$1,000,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2019-1 Phase 2 Public Improvements, Series 2019	4.000%	09/01/46	$887,560
1,295,000		Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997 - NPFG Insured	0.000	06/01/26	1,247,054
2,115,000		Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014	5.000	09/01/30	2,131,245
1,000,000		Riverside County, California, Special Tax Bonds, Community Facilities District 07-2 Clinton Keith, Series 2017	5.000	09/01/42	1,017,678
535,000		Riverside County, California, Special Tax Bonds, Community Facilities District 07-2 Clinton Keith, Series 2017	5.000	09/01/45	542,628
1,010,000		Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007 - NPFG Insured	0.000	09/01/34	717,212
1,155,000		Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007 - NPFG Insured	0.000	09/01/35	791,102
815,000		Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015	5.000	09/01/39	819,635
935,000		Rohnert Park Community Development Agency, California, Tax Allocation Bonds, Series 1999	0.000	08/01/33	695,029
2,635,000		Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 3, Series 2013	5.000	09/01/43	2,636,462
480,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Creekview Improvement Area 2, Series 2023	5.000	09/01/43	500,522
1,500,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Creekview Improvement Area 2, Series 2023	5.250	09/01/53	1,565,548
1,050,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016	5.500	09/01/46	1,064,586
1,000,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Ranch at Sierra Vista, Public Facilities Series 2023	5.000	09/01/43	1,047,491
1,150,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Ranch at Sierra Vista, Public Facilities Series 2023	5.000	09/01/53	1,185,701
625,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Villages at Sierra Vista, Series 2022	4.500	09/01/52	594,854
1,100,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014	5.000	09/01/34	1,101,106
1,500,000	(a)	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2017	5.000	09/01/47	1,519,821
2,755,000		Roseville, California, Special Tax Bonds, SVSP Westpark-Federico Community Facilities District 1, Series 2022	5.000	09/01/52	2,833,265
230,000		Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016	5.500	11/01/46	232,369
1,510,000	(a),(b)	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100 - AMBAC Insured, (IF)	14.147	12/01/33	2,448,666
4,295,000		Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A - FGIC Insured	0.000	12/01/31	3,354,836
4,435,000		Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A - FGIC Insured	0.000	12/01/32	3,322,635
250,000		Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007	5.900	09/01/37	252,677
1,600,000	(a)	Sacramento, California, Special Tax Bonds, Community Facilities District 2018-01 Railyards, Improvements Series 2022	5.375	09/01/52	1,655,465
710,000	(a)	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 7, Series 2017-01	5.000	09/01/37	731,222
1,900,000	(a)	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 7, Series 2017-01	5.000	09/01/47	1,926,002
428,000	(c)	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A	2.100	12/31/26	18,832

See Notes to Financial Statements	21

Portfolio of Investments February 28, 2025 (continued)

California High Yield Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$1,485,000		San Bernardino Community Facilities District Number 2020-1, California, Special Tax Bonds, Series 2022	4.500%	09/01/52	$1,389,765
360,000		San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007 - NPFG Insured	5.500	06/01/37	379,278
550,000		San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015	5.000	09/01/40	552,283
905,000	(a)	San Francisco City and County Infrastructure and Revitalization Financing District 1 Treasure Island, California, Tax Increment Revenue Bonds, Facilities Increment Series 2023A	5.000	09/01/43	904,356
1,525,000	(a)	San Francisco City and County Infrastructure and Revitalization Financing District 1 Treasure Island, California, Tax Increment Revenue Bonds, Facilities Increment Series 2023A	5.500	09/01/53	1,549,272
1,500,000	(a)	San Francisco City and County Infrastructure and Revitalization Financing District 1 Treasure Island, California, Tax Increment Revenue Bonds, Housing Increment Series 2022B	5.000	09/01/52	1,463,143
795,000		San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014	5.000	08/01/39	797,933
1,250,000		San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A	5.000	08/01/43	1,250,685
1,450,000	(a)	San Francisco City and County Special Tax District 2020-1, California, Special Tax Bonds, Mission Rock Facilities and Services, Series 2023B	5.750	09/01/53	1,565,863
1,000,000	(a)	San Francisco City and County Special Tax District 2020-1, California, Special Tax Bonds, Mission Rock Facilities and Services, Shoreline Tax Zone 1 Series 2023C	5.750	09/01/53	1,079,906
11,755,000	(b)	San Francisco City and County, California, Certificates of Participation, 49 South Van Ness Avenue Project, Green Series 2019A, (UB)	4.000	04/01/45	11,699,697
3,900,000	(a)	San Francisco City and County, California, Development Special Tax Bonds, Mission Rock Facilities and Services Special Tax District 2020-1, Series 2021C	4.000	09/01/51	3,461,319
1,000,000	(b)	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2014-1 Transbay Transit Center, Green Series 2022A, (UB)	5.000	09/01/42	1,084,920
1,735,000	(b)	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2014-1 Transbay Transit Center, Green Series 2022A, (UB)	5.000	09/01/47	1,854,100
1,150,000	(b)	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2014-1 Transbay Transit Center, Green Series 2022A, (UB)	5.000	09/01/52	1,218,685
2,900,000		San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2016-1 Treasure Island Improvement Area 1, Series 2020	4.000	09/01/50	2,599,448
965,000	(a)	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2016-1 Treasure Island Improvement Area 2, Series 2023A	5.250	09/01/48	1,010,558
2,050,000	(a)	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2016-1 Treasure Island Improvement Area 2, Series 2023A	5.500	09/01/53	2,179,240
5,000,000		Stockton, California, Special Tax Revenue Bonds, Community Facilities District 19-1, Cannery Park II, Series 2022	5.000	09/01/52	5,119,712
5,400,000		Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2014-1, Series 2022	4.500	09/01/52	5,195,257
1,750,000		Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2019-1, Series 2024A	5.000	09/01/54	1,835,794
1,045,000	(a)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	6.250	09/01/47	1,086,582
1,750,000		Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2023A	5.000	09/01/49	1,807,224

22	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$400,000		Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011- 1, Series 2014	4.250%	09/01/44	$381,292
1,195,000		Tracy, California, Special Tax Bonds, Community Facilities District 2016-1 Tracy Hills, Improvement Area 1, Series 2019	5.000	09/01/49	1,213,291
2,700,000		Tracy, California, Special Tax Bonds, Community Facilities District 2016-1 Tracy Hills, Improvement Area 2, Series 2023	5.875	09/01/53	2,907,217
1,000,000		Val Verde Unified School District, California, Special Tax Bonds, Community Facilities District 2018-2, Stratford Improvement Area 2 Series 2023	5.000	09/01/54	1,029,345
700,000		Victor Valley Union High School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 2007- 1, Series 2013	5.000	09/01/43	700,230
1,000,000	(a)	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C	5.000	10/01/39	985,057
350,000		West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015	5.250	09/01/35	352,807
785,000		West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015	5.250	09/01/45	788,452
2,805,000		West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Refunding Series 2016	5.000	09/01/40	2,839,513
5,605,000		West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Series 2017	5.000	09/01/47	5,659,297
1,890,000		Westside Union School District, California, Special Tax Bonds, Community Facilities District 2016-1 Improvement Area B, Series 2023	5.250	09/01/52	1,904,148
1,445,000		William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015- 1, Series 2017	5.000	09/01/47	1,457,311
1,855,000		Woodland, California, Special Tax Bonds, Community Facilities District 2004-1 Spring Lake, Refunding & Capital Projects Series 2016	4.000	09/01/45	1,722,230
290,000	(c)	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007	4.800	01/01/27	121,800

		TOTAL TAX OBLIGATION/LIMITED			348,934,312

		TRANSPORTATION - 9.9%
7,285,000		California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc. Los Angeles International Airport Project, Series 2019, (AMT)	4.000	07/15/29	7,278,934
10,845,000	(b)	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A, (UB)	4.000	01/15/46	10,651,761
5,000,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A - AGM Insured	0.000	01/15/37	3,262,119
2,500,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1 - AGM Insured	3.950	01/15/53	2,378,823
250,000		Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B, (AMT)	5.000	07/01/36	256,418
400,000		Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B, (AMT)	5.000	07/01/37	409,388
10,000,000	(b)	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, (AMT), (UB)	5.000	05/15/44	10,118,428
375,174		Puerto Rico Highway and Transportation Authority Highway Revenue Bonds Series 2022	5.250	07/01/38	375,260
6,680,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, International Senior Series 2023B, (AMT)	5.000	07/01/53	6,947,961
10,000,000	(b)	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, International Senior Series 2023B, (AMT), (UB)	5.250	07/01/58	10,612,420
5,000,000	(b)	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)	5.000	07/01/51	5,164,734
13,330,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B, (AMT)	5.000	07/01/56	13,734,055

See Notes to Financial Statements	23

Portfolio of Investments February 28, 2025 (continued)

California High Yield Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION (continued)
$20,000,000	(b)	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2023C, (AMT), (UB)	5.750%	05/01/48	$22,082,732
5,165,000	(b)	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (AMT), (UB)	5.000	05/01/48	5,228,306
100,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B	5.250	01/15/49	100,043
50,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A - NPFG Insured	0.000	01/15/31	40,711
6,650,000	(b)	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A - BAM Insured, (AMT), (UB)	4.000	03/01/42	6,503,416
1,200,000	(a)	West Indian Company Limited, Virgin Islands, Port Facilities Revenue Bonds WICO Financing Series 2022B, (AMT)	6.500	04/01/52	1,199,885

		TOTAL TRANSPORTATION			106,345,394

		U.S. GUARANTEED - 0.2% (e)
2,320,000		Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured, (ETM)	0.000	09/01/35	1,651,014
40,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, (Pre-refunded 8/01/25)	5.000	08/01/46	40,306
265,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Community High School Foundation Inc, Series 2017, (Pre-refunded 6/01/27)	5.000	06/01/37	276,005
265,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Community High School Foundation Inc, Series 2017, (Pre-refunded 6/01/27)	5.000	06/01/47	276,004

		TOTAL U.S. GUARANTEED			2,243,329

		UTILITIES - 23.5%
27,110,000	(b)	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2021B-1, (Mandatory Put 8/01/31), (UB)	4.000	02/01/52	27,388,466
11,000,000	(b)	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023E-1, (Mandatory Put 3/01/31), (UB)	5.000	02/01/54	11,769,222
17,680,000	(b)	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023F, (Mandatory Put 11/01/30), (UB)	5.500	10/01/54	19,214,437
44,950,000	(b)	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023G, (Mandatory Put 4/01/30), (UB)	5.250	11/01/54	47,798,639
50,000,000	(b)	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024A, (Mandatory Put 4/01/32), (UB)	5.000	05/01/54	53,897,115
1,100,000	(a)	California Pollution Control Financing Authority Water Furnishing Revenue Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2023, (AMT)	5.000	11/21/45	1,148,824
48,170,000	(b)	Central Valley Energy Authority, California, Commodity Supply Revenue Bonds, Series 2025, (Mandatory Put 8/01/35), (UB)	5.000	12/01/55	52,917,910
25,000		Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A	5.500	11/15/28	26,617
50,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A	6.500	11/01/39	63,189
360,000		Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A - NPFG Insured	5.500	05/01/29	375,285
3,000,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	3,046,362
5,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/37	5,241
8,000,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY	6.125	07/01/40	3,169,742

24	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$1,140,000		Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding National Series 2007VV - NPFG Insured	5.250%	07/01/34	$1,143,094
1,030,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD	3.625	01/01/26	444,047
1,000,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD	5.000	01/01/26	411,213
85,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN	5.500	01/01/26	34,441
3,000,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/27	1,219,570
1,020,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/31	417,542
275,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	07/01/25	113,861
165,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.000	01/01/26	67,859
1,695,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.000	01/01/26	707,644
1,000,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	07/01/26	421,223
2,925,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A	5.050	01/01/26	1,212,941
1,415,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A	4.800	07/01/29	591,711
2,000,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB	5.400	07/01/28	816,468
25,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding Series 2005SS	4.625	07/01/30	10,643
1,950,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/32	800,889
915,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.375	01/01/26	372,643
1,000,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.250	07/01/33	410,024
295,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.500	07/01/38	119,727
500,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA	5.250	07/01/25	203,505
135,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	5.000	07/01/24	55,521
200,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	4.800	07/01/27	85,799
1,445,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	4.625	07/01/25	605,026
95,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	5.250	07/01/26	38,957
1,000,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	5.250	07/01/35	415,603
220,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	7.250	07/01/30	85,730
4,430,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	6.750	07/01/36	1,749,060
5,385,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	5.000	07/01/42	2,320,653
2,380,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series 2010EEE	5.950	07/01/30	953,313
6,135,000	(b)	Southern California Public Power Authority, California, Revenue Bonds, Clean Energy Project Revenue Bonds, Series 2024A, (Mandatory Put 9/01/30), (UB)	5.000	04/01/55	6,528,840
1,000,000		Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A	5.000	11/01/29	1,047,642
220,000		Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A	5.000	11/01/33	236,897
2,190,000	(a)	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2024A	8.000	07/01/26	2,186,288

See Notes to Financial Statements	25

Portfolio of Investments February 28, 2025 (continued)

California High Yield Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$150,000	(a)	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2024B	10.250%	07/01/26	$150,226
5,020,000	(b)	West County Facilities Financing Authority, California, Wastewater Revenue Bonds, Green Series 2021, (UB)	4.000	06/01/46	5,031,340

		TOTAL UTILITIES			251,830,989

		TOTAL MUNICIPAL BONDS (Cost $1,359,687,024)			1,358,566,957

		TOTAL LONG-TERM INVESTMENTS (Cost $1,359,687,024)			1,358,566,957

		FLOATING RATE OBLIGATIONS - (28.0)%			(300,840,000)

		OTHER ASSETS & LIABILITIES, NET - 1.5%			16,396,147

		NET ASSETS - 100%			$1,074,123,104

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $400,153,049 or 29.5% of Total Investments.
(b)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

26	See Notes to Financial Statements

Portfolio of Investments February 28, 2025

California Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 99.2%
		MUNICIPAL BONDS - 99.2%
		CONSUMER STAPLES - 0.0%
$370,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	4.000%	06/01/49	$344,394

		TOTAL CONSUMER STAPLES			344,394

		EDUCATION AND CIVIC ORGANIZATIONS - 7.5%
5,000,000		California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2015	5.000	04/01/45	5,008,857
3,000,000		California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Refunding Series 2015	5.000	11/01/36	3,033,197
2,040,000		California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2023	5.000	11/01/43	2,260,901
3,240,000		California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2023	4.250	11/01/48	3,211,822
11,780,000		California Enterprise Development Authority, Revenue Bonds, Castilleja School Foundation Series 2024	4.000	06/01/54	11,241,325
2,435,000		California Infrastructure and Economic Development Bank, Revenue Bonds, California Science Center Phase III Project, Green Series 2021B	4.000	05/01/41	2,449,105
3,000,000		California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles County Museum of Natural History Foundation, Series 2020	4.000	07/01/50	2,901,635
500,000		California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A	5.250	10/01/45	499,982
1,275,000		California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A	5.000	01/01/35	1,115,731
8,595,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	4.000	12/31/47	7,923,652
6,980,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/47	7,023,358
555,000	(a)	California School Finance Authority Charter School Revenue Bonds, Bright Star Schools - Obligated Group, Series 2017	5.000	06/01/27	558,730
250,000	(a)	California School Finance Authority Charter School Revenue Bonds, Bright Star Schools - Obligated Group, Series 2017	5.000	06/01/54	240,412
2,935,000	(a)	California School Finance Authority Charter School Revenue Bonds, Fenton Schools - Obligated Group, Series 2020A	5.000	07/01/50	2,941,287
1,045,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A	5.000	08/01/40	1,045,908
1,100,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A	5.000	08/01/45	1,100,061
450,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016	5.000	08/01/36	450,807
460,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016	5.000	08/01/46	460,056
1,915,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A	5.000	06/01/59	1,672,908
815,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Aspire Public School - Obligated Group,Issue No.6, Series 2020A	5.000	08/01/52	815,536
235,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Community High School Foundation Inc, Series 2017	5.000	06/01/47	232,357
410,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016	5.000	06/01/46	246,000
500,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016	5.000	06/01/51	300,000
375,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A	5.750	05/01/37	380,051
720,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Lifeline Education Charter School Project, Series 2020A	5.000	07/01/55	721,282

See Notes to Financial Statements	27

Portfolio of Investments February 28, 2025 (continued)

California Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$550,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Refunding Social Series 2023	5.500%	08/01/43	$583,328
285,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A	5.000	06/01/36	285,292
280,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Stem Preparatory Schools Obligated Group, Series 2023A	5.000	06/01/43	286,810
750,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A	5.000	07/01/45	751,327
830,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A	5.000	07/01/46	831,405
5,235,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C	5.250	07/01/52	5,278,843
680,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Granada Hills Charter High School Obligated Group, Series 2021A	4.000	07/01/48	606,129
545,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Refunding Series 2023A	5.000	07/01/40	565,502
3,100,000		California State University, Systemwide Revenue Bonds, Series 2018A	5.000	11/01/43	3,257,590
15,665,000		California State University, Systemwide Revenue Bonds, Series 2018A	5.000	11/01/48	16,324,457
5,210,000		California State University, Systemwide Revenue Bonds, Series 2019A	5.000	11/01/51	5,461,623
5,500,000		California State University, Systemwide Revenue Bonds, Series 2024A	4.000	11/01/49	5,472,039
1,120,000		California State University, Systemwide Revenue Bonds, Series 2024A	4.000	11/01/55	1,111,323
1,115,000		San Diego County, California, Limited Revenue Obligations, Sanford Burnham Prebys Medical Discovery Institute, Series 2015A	5.000	11/01/28	1,131,155
15,325,000		University of California, General Revenue Bonds, Limited Project Series 2017M	5.000	05/15/47	15,743,530
11,620,000		University of California, General Revenue Bonds, Limited Project Series 2018O	5.000	05/15/43	12,118,783

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			127,644,096

		FINANCIALS - 0.0%
7,048		Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged From Cusip 74529JAN5	0.000	08/01/47	2,269

		TOTAL FINANCIALS			2,269

		HEALTH CARE - 15.7%
17,205,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B	5.000	11/15/46	17,480,963
3,815,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A	5.000	11/15/48	3,909,232
1,225,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A	5.000	11/15/36	1,284,170
11,100,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A	5.000	11/15/48	11,374,173
7,000,000		California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health System, Series 2021A	4.000	08/15/48	6,899,208
3,850,000		California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A	5.000	08/15/47	3,878,599
6,100,000		California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2012A	4.000	11/15/39	6,086,024
7,850,000		California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019	4.000	11/15/45	7,487,621
2,700,000		California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019	5.000	11/15/49	2,724,943
10,750,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A	4.000	04/01/40	10,690,286

28	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$3,175,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A	4.000%	04/01/45	$3,059,103
35,085,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A	4.000	04/01/49	33,408,253
4,775,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2024A	5.250	12/01/49	5,198,632
2,055,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2024A	5.000	12/01/54	2,182,769
3,940,000		California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A	5.000	02/01/40	3,942,128
1,825,000		California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B	5.000	10/01/44	1,828,482
32,335,000		California Infrastructure and Economic Development Bank, Revenue Bonds, Adventist Health Energy Projects, Series 2024A	5.250	07/01/54	33,899,199
250,000		California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A	5.000	07/01/47	252,858
1,810,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/36	1,833,172
11,500,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/41	11,570,736
6,750,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.000	11/01/47	6,602,269
3,810,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/47	3,814,846
5,300,000		California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A	5.000	02/01/47	5,322,702
2,950,000		California Municipal Financing Authority, Certificates of Participation, Palomar Health, Series 2022A - AGM Insured	5.250	11/01/52	3,061,182
2,000,000		California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017	5.000	10/15/47	2,002,519
2,500,000		California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016	5.000	10/01/46	2,518,550
6,000,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.250	12/01/44	6,002,950
20,750,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	20,887,546
8,400,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.500	12/01/58	8,614,860
1,305,000		California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A	5.000	03/01/35	1,321,508
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A	5.000	03/01/45	1,004,902
4,650,000		California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2018A	5.000	03/01/48	4,697,174
10,300,000		California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2024A	5.250	12/01/54	11,207,312
10,000,000		California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Green Series 2018A	4.000	08/01/45	8,977,731
1,365,000		California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2022A - AGM Insured	5.250	08/15/52	1,452,397
8,027	(b),(c)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	12/31/24	8,027
9,230	(b),(c)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/30	9,229
601	(b),(c)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/35	601

See Notes to Financial Statements	29

Portfolio of Investments February 28, 2025 (continued)

California Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$8,686	(b),(c)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G	5.500%	12/31/25	$8,686
3,000,000		Kaweah Delta Health Care District, California, Revenue Bonds, Series 2015B	5.000	06/01/40	2,983,241
5,000,000		Palomar Health System, California, Revenue Bonds, Refunding Series 2017	5.000	11/01/42	4,097,668
1,630,000		Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017	5.000	01/01/47	1,663,267
2,800,000		Washington Township Health Care District, California, Revenue Bonds, Series 2017A	5.000	07/01/42	2,816,572

		TOTAL HEALTH CARE			268,066,290

		HOUSING/MULTIFAMILY - 14.9%
5,340,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A	4.000	02/01/56	3,547,423
15,920,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2	4.000	08/01/47	12,985,207
30,005,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A	5.000	02/01/50	22,290,069
560,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2	4.000	02/01/50	442,140
425,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, The Arbors, Series 2020A	5.000	08/01/50	409,014
2,850,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A	5.000	08/01/49	2,693,936
25,810,000	(a)	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A	5.000	04/01/49	22,278,828
10,289,579		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2	4.000	03/20/33	10,355,070
12,115,149		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1	3.500	11/20/35	11,820,479
1,479,418		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1	4.250	01/15/35	1,525,668
9,668,260		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Social Certificates Series 2023-1	4.375	09/20/36	10,036,463
2,900,000		California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects, Social Series 2024A	5.000	08/15/59	3,014,156
2,845,000		California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1 - AMBAC Insured, (AMT)	5.420	12/01/34	2,845,386
23,205,000	(a)	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Series 2021A-2	4.000	04/01/56	18,064,693
5,675,000	(a)	CMFA Special Finance Agency, California, Essential Housing Revenue Bonds, Enclave Apartments, Senior Series 2022A-1	4.000	08/01/58	4,463,155
920,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1	3.600	05/01/47	778,043
8,660,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2	3.250	05/01/57	6,125,204
5,230,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A	4.000	10/01/56	4,596,177
26,965,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2	4.000	10/01/56	21,568,856
15,755,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A	5.000	01/01/54	13,917,869
2,620,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-1	2.875	08/01/41	2,426,766

30	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HOUSING/MULTIFAMILY (continued)
$4,640,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2	3.125%	08/01/56	$3,622,071
19,550,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2	4.000	10/01/56	15,265,764
1,615,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.000	07/01/43	1,297,167
4,750,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.125	07/01/56	3,282,101
395,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B	4.000	03/01/57	299,801
15,125,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A	4.000	08/01/56	13,477,053
3,765,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B	4.000	12/01/56	2,947,580
5,730,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2	4.000	07/01/56	4,684,257
7,475,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A	3.250	10/01/58	5,277,887
2,100,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B	4.000	09/01/46	1,777,110
3,995,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-1	3.000	06/01/47	2,854,746
16,280,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-2	3.125	06/01/57	10,186,355
2,100,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-2	4.000	12/01/58	1,609,989
7,545,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1	3.000	12/01/49	5,210,389
265,000		Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015	5.000	09/15/25	266,298
2,480,000		Los Angeles Housing Authority, California, Multifamily Housing Revenue Bonds, Clarendon Apartments, Senior Series 2024A	4.400	12/01/54	2,324,391
4,325,000		Los Angeles Housing Authority, California, Multifamily Housing Revenue Bonds, Clarendon Apartments, Senior Series 2024A	4.550	12/01/61	4,103,719

		TOTAL HOUSING/MULTIFAMILY			254,671,280

		HOUSING/SINGLE FAMILY - 0.3%
6,000,000		California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2024A	4.300	12/01/54	5,971,865

		TOTAL HOUSING/SINGLE FAMILY			5,971,865

		LONG-TERM CARE - 0.1%
1,300,000		California Health Facilities Financing Authority, Revenue Bonds, Northern California Presbyterian Homes & Services Inc., Refunding Series 2015	5.000	07/01/39	1,306,953

		TOTAL LONG-TERM CARE			1,306,953

		TAX OBLIGATION/GENERAL - 9.9%
1,000,000		Acalanes Union High School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2010A	0.000	08/01/26	960,542
8,000,000		Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, Election 2024 Series 2024A	4.000	08/01/47	8,011,857
6,375,000		Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, Election 2024 Series 2024A	4.000	08/01/50	6,274,825

See Notes to Financial Statements	31

Portfolio of Investments February 28, 2025 (continued)

California Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL (continued)
$5,570,000	(d)	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C	0.000%	05/01/42	$4,420,295
11,350,000		California State, General Obligation Bonds, Refunding Various Purpose Series 2019	5.000	04/01/25	11,371,278
2,500,000		California State, General Obligation Bonds, Various Purpose Series 2016	5.000	09/01/45	2,542,450
835,000		California State, General Obligation Bonds, Various Purpose Series 2016	5.000	09/01/46	848,086
22,700,000		California State, General Obligation Bonds, Various Purpose Series 2018	5.000	10/01/47	22,952,199
1,770,000		California State, General Obligation Bonds, Various Purpose Series 2020	4.000	11/01/45	1,769,990
3,385,000		Chino Valley Unified School District, San Bernardino County, California, General Obligation Bonds, 2016 Election Series 2020B	5.000	08/01/55	3,560,892
4,900,000		Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2014, Series 2019C	4.000	08/01/49	4,867,775
5,165,000		Desert Community College District, Riverside County, California, General Obligation Bonds, Election of 2016 Series 2024	4.000	08/01/51	5,159,192
14,500,000		Grossmont Healthcare District, California, General Obligation Bonds, Refunding Series 2015D	4.000	07/15/40	14,499,253
2,745,000		Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Refunding Series 2018	4.000	08/01/47	2,739,493
7,000,000		Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation Bonds, 2016 Election, Series 2017A	4.000	08/01/47	6,985,957
30,000		Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A	5.500	08/01/29	30,247
6,225,000		Manteca Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2014 Series 2017B	4.000	08/01/42	6,232,980
10,000,000		Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2015A	4.000	08/01/40	10,006,869
4,040,000		Morgan Hill Unified School District, Santa Clara County, California, General Obligation Bonds, Election 2012 Series 2017B	4.000	08/01/47	4,031,895
2,290,000		Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A	5.000	08/01/44	2,438,227
9,440,000		Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011	6.375	08/01/45	11,218,972
7,070,089		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	5,015,838
10,000,000		San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2024, Series 2025A-1	4.000	08/01/50	9,991,887
1,535,000	(d)	San Leandro Unified School District, Alameda County, California, General Obligation Bonds, Election 2006 Series 2010C - AGC Insured	0.000	08/01/39	1,566,599
5,000,000		Santa Cruz City High School District, Santa Cruz County, California, General Obligation Bonds, Election of 2022, Series 2024A	4.000	08/01/54	5,010,473
2,000,000		Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, 20008 Election Series 2009A - AGC Insured	5.750	08/01/31	2,084,334
3,080,000		Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2004 Election Series 2013B	5.000	08/01/43	3,079,835
645,000		Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A	5.500	08/01/40	646,621
8,640,000		Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2015B	4.000	08/01/45	8,322,084

32	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL (continued)
$3,500,000	(d)	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D	0.000%	08/01/42	$3,006,456

		TOTAL TAX OBLIGATION/GENERAL			169,647,401

		TAX OBLIGATION/LIMITED - 9.3%
995,000		Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B	5.000	09/01/35	1,001,383
1,035,000		Beaumont, California, Special Tax Bonds, Community Facilities District 93-1 Improvement Area 8D, Series 2018A	5.000	09/01/48	1,051,459
1,655,000		Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005 - AMBAC Insured	5.000	10/01/36	1,655,088
700,000		Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A - AGM Insured	5.125	08/01/26	700,934
200,000		Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B	5.000	09/02/36	200,090
1,995,000		California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003 - AMBAC Insured	0.000	06/01/33	1,420,788
2,040,000		California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019	5.000	08/01/44	2,150,544
1,960,000		California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004 - AMBAC Insured	5.000	12/01/25	1,963,164
750,000		California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2020A	4.000	09/01/45	699,167
4,325,000		California State Public Works Board, Lease Revenue Bonds, California Air Resources Board, Southern California Headquarters - Mary D. Nichols Campus, Green Series 2022D	4.000	05/01/47	4,345,309
345,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A	8.000	09/02/41	342,950
945,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016B	5.000	09/02/46	953,293
1,000,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A	5.000	09/02/47	1,020,406
775,000		City of Dublin, California, Community Facilities District No. 2015-1, Dublin Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017	5.000	09/01/37	797,420
800,000		Corona, California, Special Tax Bonds, Community Facilities District 2018-1 Bedford, Series 2018A	5.000	09/01/43	815,463
1,800,000		Dublin Community Facilities District 2015-1 Dublin Crossing, California, Special Tax Bonds, Improvement Area 2, Series 2019	5.000	09/01/44	1,854,967
1,500,000		Elk Grove Financing Authority, California, Special Tax Revenue Bonds, Series 2015 - BAM Insured	5.000	09/01/38	1,510,879
1,000,000		Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 19 Mangini Ranch, Series 2019	5.000	09/01/49	1,024,985
310,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2022A-1	5.000	06/01/51	321,676
6,000,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/32	6,051,052
3,725,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/39	3,746,893
1,000,000		Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013	5.375	09/01/33	1,001,210
1,090,000		Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 15-2, Series 2015	5.000	09/02/42	1,094,695

See Notes to Financial Statements	33

Portfolio of Investments February 28, 2025 (continued)

California Municipal Bond

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$790,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C	5.000%	09/01/40	$790,572
1,620,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015	5.000	09/01/40	1,626,881
1,400,000	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017	5.000	09/01/47	1,416,851
1,000,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015	5.000	09/02/40	1,002,613
1,000,000	Los Angeles County Facilities Inc, California, Lease Revenue Bonds, Vermont Corridor County Administration Building, Series 2018A	5.000	12/01/51	1,037,328
5,075,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A	5.000	07/01/44	5,336,674
7,000,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series 2019E-1	5.000	12/01/44	7,415,260
3,495,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series 2019E-1	5.000	12/01/49	3,664,101
115,000	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A - BAM Insured	5.000	09/01/36	116,131
325,000	Menifee, California, Special Tax Bonds, Community Facilities District 2021-1, Banner Park Series 2023A	5.000	09/01/48	336,013
1,455,000	Modesto, California, Speical Tax Bonds, Community Faclities District 2004-1 Village One 2, Refunding Series 2014	5.000	09/01/28	1,457,318
570,000	ndio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015	5.000	09/01/35	573,378
3,250,000	Oakland Redevelopment Successor Agency, California, Tax Allocation Bonds, Refunding Subordinated Series 2015-TE - AGM Insured	5.000	09/01/35	3,279,529
3,215,000	Oakland Redevelopment Successor Agency, California, Tax Allocation Bonds, Refunding Subordinated Series 2015-TE - AGM Insured	5.000	09/01/36	3,242,354
255,000	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A	5.250	08/15/45	256,068
15,907,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	5,361,300
31,031,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	31,161,796
5,920,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	5,886,467
7,525,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	7,443,993
4,180,000	River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Refunding Series 2022A-1 - AGM Insured	5.250	09/01/52	4,466,136
415,000	Riverside Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 32, Series 2020	4.000	09/01/45	386,872
1,000,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015	5.000	09/01/28	1,008,305
1,000,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015	5.000	09/01/29	1,007,923
1,000,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015	5.000	09/01/30	1,007,534
3,390,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A	4.000	07/01/38	3,447,274
360,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014	5.000	08/01/39	361,328

34	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$1,955,000		San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011 - AGM Insured	5.000%	06/01/25	$1,958,276
3,380,000		Santa Barbara Finance Authority, California, Lease Revenue Bonds, Public Safety and Parks Projects, Series 2024	4.000	05/15/54	3,332,384
75,000		Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011	7.000	10/01/26	75,223
2,235,000		Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A	5.000	09/01/43	2,283,371
380,000		Stockton, California, Special Tax Bonds, Community Facilities District 2018-2 Westlake Villages II Improvement Area 2, Series 2024	5.000	09/01/44	397,046
525,000		Stockton, California, Special Tax Bonds, Community Facilities District 2018-2 Westlake Villages II Improvement Area 2, Series 2024	5.000	09/01/49	547,514
650,000		Stockton, California, Special Tax Bonds, Community Facilities District 2018-2 Westlake Villages II Improvement Area 2, Series 2024	5.000	09/01/54	674,696
105,000	(a)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	6.125	09/01/37	110,492
1,345,000		Tracy, California, Special Tax Bonds, Community Facilities District 2016-1 Tracy Hills, Improvement Area 2, Series 2023	5.625	09/01/43	1,444,941
3,120,000		Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior Green Series 2020A	5.000	10/01/45	3,173,818
395,000		Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A	5.000	09/01/37	397,726
50,000		Tustin, California,Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A	5.000	09/01/40	50,254
100,000		Tustin, California,Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A	5.000	09/01/45	100,343
625,000		Val Verde Unified School District, California, Special Tax Bonds, Community Facilities District 2018-2, Stratford Improvement Area 2 Series 2023	5.000	09/01/48	648,598
7,600,000		Vista Community Development Commission Taxable Non- Housing Tax Allocation Revenue Bonds, California, Vista Redevelopment Project, Series 2011	6.000	09/01/33	7,620,569
7,920,000		Vista Community Development Commission Taxable Non- Housing Tax Allocation Revenue Bonds, California, Vista Redevelopment Project, Series 2011	6.125	09/01/37	7,941,185

		TOTAL TAX OBLIGATION/LIMITED			159,570,250

		TRANSPORTATION - 18.1%
50,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2016A	5.000	10/01/25	50,328
4,375,000		Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)	4.375	07/01/49	4,337,579
18,840,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A	4.000	01/15/46	18,504,303
5,050,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Green Series 2022G, (AMT)	5.000	05/15/52	5,215,750
1,550,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Series 2022C, (AMT)	4.000	05/15/37	1,559,202
1,250,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Series 2022C, (AMT)	4.000	05/15/38	1,256,694
1,930,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Series 2022C, (AMT)	4.000	05/15/39	1,938,102
2,255,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Subordinate Lien Private Activity Series 2021A, (AMT)	5.000	05/15/46	2,338,983
3,135,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, (AMT)	5.000	05/15/35	3,142,445

See Notes to Financial Statements	35

Portfolio of Investments February 28, 2025 (continued)

California Municipal Bond

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TRANSPORTATION (continued)
$355,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015E	5.000%	05/15/41	$356,101
6,925,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, (AMT)	5.000	05/15/46	6,960,695
1,935,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, (AMT)	5.000	05/15/36	1,988,180
24,440,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, (AMT)	5.000	05/15/44	24,729,438
2,000,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019D, (AMT)	5.000	05/15/30	2,109,718
2,415,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019D, (AMT)	5.000	05/15/34	2,526,098
1,695,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019D, (AMT)	5.000	05/15/35	1,769,410
3,500,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019D, (AMT)	5.000	05/15/39	3,628,603
3,600,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F, (AMT)	5.000	05/15/37	3,771,193
10,000,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F, (AMT)	5.000	05/15/44	10,255,530
9,680,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2021D, (AMT)	5.000	05/15/37	10,429,802
6,995,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2022A, (AMT)	5.000	05/15/45	7,306,359
1,000,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2022A, (AMT)	4.000	05/15/49	934,743
16,305,000	Riverside County Transportation Commission, California, Toll Revenue Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C	4.000	06/01/47	16,057,283
3,085,000	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1	4.000	06/01/40	3,125,166
10,815,000	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1	4.000	06/01/46	10,741,072
4,230,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, International Senior Series 2023B, (AMT)	5.000	07/01/48	4,427,038
2,625,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A	5.000	07/01/47	2,702,470
2,000,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A, (AMT)	5.000	07/01/47	2,017,190
4,000,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, (AMT)	5.000	07/01/49	4,058,369
2,500,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B, (AMT)	5.000	07/01/46	2,596,195
7,000,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B, (AMT)	5.000	07/01/51	7,230,628
16,055,000	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2023C, (AMT)	5.500	05/01/41	17,790,266
2,175,000	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2024A, (AMT)	5.250	05/01/49	2,324,624

36	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION (continued)
$2,330,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2025A, (AMT)	5.250%	05/01/55	$2,485,990
6,130,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2025A, (AMT)	5.500	05/01/55	6,662,097
14,120,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B	5.000	05/01/47	14,508,006
5,150,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019A, (AMT)	5.000	05/01/44	5,272,631
3,515,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019A, (AMT)	5.000	05/01/49	3,572,478
10,000,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, (AMT)	5.000	05/01/41	10,079,266
17,855,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, (AMT)	5.000	05/01/46	17,916,132
5,000,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, (AMT)	5.000	05/01/47	5,036,966
7,170,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (AMT)	5.000	05/01/43	7,302,257
9,315,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (AMT)	5.000	05/01/48	9,429,172
1,025,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, (AMT)	5.000	05/01/40	1,064,147
18,500,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, (AMT)	5.000	05/01/45	18,906,756
16,460,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A	4.000	01/15/50	15,917,474
3,195,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B	5.250	01/15/44	3,196,594

		TOTAL TRANSPORTATION			309,529,523

		U.S. GUARANTEED - 6.3% (e)
8,310,000		Antelope Valley Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, (Pre-refunded 2/15/27)	5.250	08/01/42	8,760,710
3,915,000		California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2015, (Pre-refunded 9/01/25)	5.000	09/01/40	3,962,153
5,360,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre- refunded 11/15/26)	5.000	11/15/46	5,585,626
10,845,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, (Pre-refunded 11/15/25)	5.000	11/15/41	11,033,217
1,235,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)	4.000	04/01/49	1,315,289
40,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, (Pre-refunded 8/01/25)	5.000	08/01/46	40,305
265,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Community High School Foundation Inc, Series 2017, (Pre-refunded 6/01/27)	5.000	06/01/47	276,004
5,270,000		Charter Oak Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2012 Refunding Series 2015A, (Pre-refunded 8/01/25) - AGM Insured	5.000	08/01/40	5,319,990
500,000		Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, (Pre-refunded 8/01/27) - AGM Insured	6.800	08/01/39	548,972
17,210,000		Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, (Pre-refunded 6/01/25)	5.000	06/01/40	17,311,830

See Notes to Financial Statements	37

Portfolio of Investments February 28, 2025 (continued)

California Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		U.S. GUARANTEED (e) (continued)
$21,090,000		Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, (Pre-refunded 6/01/25)	5.000%	06/01/40	$21,214,787
4,390,000		Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A - AMBAC Insured, (ETM)	0.000	06/01/28	3,990,377
545,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2021D, (Pre-refunded 11/15/31), (AMT)	5.000	05/15/37	602,424
5,870,000		Riverside Community College District, California, General Obligation Bonds, Refunding Series 2015, (Pre-refunded 8/01/25)	5.000	08/01/29	5,928,830
2,000,000		San Diego Community College District, San Diego County, California, General Obligation Bonds, Refunding Series 2016, (Pre-refunded 8/01/26)	5.000	08/01/41	2,073,584
4,960,000		San Dieguito Union High School District, San Diego County, California, General Obligation Bonds, Election 2012, Series 2015B-2, (Pre-refunded 8/01/25)	4.000	08/01/32	4,991,000
5,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (Pre- refunded 5/01/28), (AMT)	5.000	05/01/48	5,204
6,240,000		San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2010, Series 2015A, (Pre-refunded 9/01/25)	4.000	09/01/31	6,287,452
7,800,000		Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2015D, (Pre-refunded 8/01/25)	5.000	08/01/44	7,878,172

		TOTAL U.S. GUARANTEED			107,125,926

		UTILITIES - 17.1%
15,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023E, (Mandatory Put 9/01/32)	5.000	02/01/55	16,289,889
16,040,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024A, (Mandatory Put 4/01/32)	5.000	05/01/54	17,290,194
12,885,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024C, (Mandatory Put 10/01/32)	5.000	08/01/55	13,860,097
17,830,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024G, (Mandatory Put 8/01/32)	5.000	11/01/55	18,981,208
5,000,000	(a)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000	07/01/37	5,009,987
18,060,000	(a)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000	11/21/45	18,071,725
4,405,000	(a)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019	5.000	07/01/39	4,561,469
11,270,000		Central Valley Energy Authority, California, Commodity Supply Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)	5.000	12/01/55	12,380,835
2,500,000		El Dorado Irrigation District, California, Certificates of Participation, Revenue Bonds, Series 2024A	4.000	03/01/50	2,482,429
5,005,000		Irvine Ranch Water District, California, Certificates of Participation, Irvine Ranch Water District Series 2016	5.000	03/01/46	5,098,878
6,525,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A	5.000	07/01/42	6,618,700
8,430,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C	5.000	07/01/47	8,541,458
4,770,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A	5.000	07/01/45	4,914,553
32,975,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2020B	5.000	07/01/50	34,165,091

38	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$6,065,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2021B	5.000%	07/01/51	$6,301,483
2,040,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2022B	5.000	07/01/47	2,151,983
5,165,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2022C	5.000	07/01/52	5,402,356
5,000,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2023D	5.000	07/01/43	5,392,819
5,000,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2023E	5.000	07/01/53	5,271,842
6,640,000		Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Series 2022D	5.000	07/01/52	6,972,818
7,730,000		Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2016A	5.000	07/01/46	7,741,392
16,990,000		Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020C	5.000	07/01/39	18,293,634
9,000,000		Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A	5.000	06/01/44	9,022,656
2,600,000		Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A	5.000	06/01/35	2,600,548
16,465,000		Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series 2023A	5.000	04/01/53	17,926,959
2,700,000		Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A - NPFG Insured	5.500	05/01/29	2,814,638
2,180,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	2,213,690
250,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A	4.000	07/01/42	239,429
5,110,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/42	4,846,148
900,000		San Joaquin County, California, Revenue Bonds, CSA County Service Area 31, Refunding Series 2018A	5.000	08/01/42	904,287
7,145,000		San Joaquin Valley Clean Energy Authority, California, Clean Energy Project Revenue Bonds, Green Series 2025A, (Mandatory Put 7/01/35)	5.500	01/01/56	8,158,771
17,000,000		Southern California Public Power Authority, Southern Transmission System Renewal Project Revenue Bonds, Series 2024-1	5.000	07/01/53	18,015,260

		TOTAL UTILITIES			292,537,226

		TOTAL MUNICIPAL BONDS (Cost $1,721,445,979)			1,696,417,473

		TOTAL LONG-TERM INVESTMENTS (Cost $1,721,445,979)			1,696,417,473

		BORROWINGS - (0.1)% (f),(g)			(1,600,000)

		OTHER ASSETS & LIABILITIES, NET - 0.9%			14,981,627

		NET ASSETS - 100%			$1,709,799,100

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $286,784,958 or 16.9% of Total Investments.
(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c)	For fair value measurement disclosure purposes, investment classified as Level 3.
(d)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f)	Borrowings as a percentage of Total Investments is 0.1%.
(g)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or inverse floating rate transactions, when applicable) in the Portfolio of Investments as collateral for borrowings.

See Notes to Financial Statements	39

Portfolio of Investments February 28, 2025

Connecticut Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 99.6%
		MUNICIPAL BONDS - 99.6%
		EDUCATION AND CIVIC ORGANIZATIONS - 18.7%
$1,885,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1	5.000%	07/01/46	$1,898,257
750,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2017R	4.000	07/01/47	717,794
2,500,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2022U	4.000	07/01/52	2,331,442
1,545,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hopkins School, Series 2022E	5.250	07/01/47	1,639,249
1,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hopkins School, Series 2022E	5.000	07/01/53	1,036,662
1,130,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffe School, Series 2023L	4.000	07/01/43	1,112,113
5,095,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L	5.000	07/01/45	5,105,752
1,750,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2016M	5.000	07/01/35	1,786,360
2,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2023N	5.000	07/01/48	2,098,992
5,110,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1	5.000	07/01/42	5,215,794
2,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2020K	5.000	07/01/40	2,121,160
3,465,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series L	5.000	07/01/42	3,686,096
790,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Taft School Isue, Series 2021L	3.000	07/01/41	698,190
2,210,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Taft School Isue, Series 2021L	3.000	07/01/46	1,808,195
1,500,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2020R	4.000	06/01/45	1,469,840
4,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2021S	4.000	06/01/46	3,917,090
1,175,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2021S	4.000	06/01/51	1,119,775
1,900,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2022P	5.375	07/01/52	1,778,920
2,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven, Series 2018K-1	5.000	07/01/37	2,036,018
1,200,000		University of Connecticut, Student Fee Revenue Bonds, Special Obligation Series 2023A	5.250	11/15/48	1,330,600

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			42,908,299

		HEALTH CARE - 16.7%
4,600,000		Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare, Series 2015F	5.000	07/01/45	4,602,960
1,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut Children’s Medical Center and Subsidiaries, Series 2023E	5.250	07/15/48	1,074,916
5,185,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut Children’s Medical Center and Subsidiaries, Series 2023E	4.250	07/15/53	4,955,468
695,000	(a)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series 2020G-1	5.000	07/01/39	697,317
1,085,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020A	4.000	07/01/40	1,052,689
3,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2021A - BAM Insured	4.000	07/01/51	2,781,309
500,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2014E	5.000	07/01/42	500,204
1,995,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O	5.000	07/01/36	2,002,309

40	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$2,455,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000%	07/01/34	$2,479,360
2,860,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/41	2,774,415
6,020,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A - BAM Insured	4.000	07/01/49	5,730,174
1,500,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Forward Delivery Series 2022M	4.000	07/01/42	1,442,597
1,885,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2016K	4.000	07/01/46	1,744,837
2,350,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT	5.000	12/01/41	2,379,618
2,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT	5.000	12/01/45	2,019,651
985,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2024A	5.000	07/01/45	1,059,875
795,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2024A	5.000	07/01/47	851,644

		TOTAL HEALTH CARE			38,149,343

		HOUSING/MULTIFAMILY - 0.8%
1,890,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1	3.300	11/15/39	1,742,558

		TOTAL HOUSING/MULTIFAMILY			1,742,558

		HOUSING/SINGLE FAMILY - 1.6%
1,440,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Green Series 2021B-3	2.150	11/15/41	1,058,957
1,560,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Green Series 2021B-3	2.300	11/15/46	1,046,697
190,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020E-3	1.850	05/15/38	139,769
1,430,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2024A	4.600	11/15/49	1,445,086

		TOTAL HOUSING/SINGLE FAMILY			3,690,509

		LONG-TERM CARE - 5.8%
1,100,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc., Series 2014A	5.000	08/01/44	1,100,071
2,600,000	(a)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A	5.000	09/01/46	2,574,150
900,000	(a)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home Issue, Series 2019A-1	4.500	10/01/34	823,136
200,000	(a)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home Issue, Series 2019A-1	5.000	10/01/54	160,954
4,365,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Masonicare Issue, Series 2016F	5.000	07/01/37	4,385,035
2,650,000	(a)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A	5.000	01/01/45	2,462,854
730,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Jerome Home Issue, Series 2021E	4.000	07/01/41	677,440
1,250,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Jerome Home Issue, Series 2021E	4.000	07/01/51	1,063,697

		TOTAL LONG-TERM CARE			13,247,337

		TAX OBLIGATION/GENERAL - 23.9%
2,000,000		Bridgeport, Connecticut, General Obligation Bonds, Series 2016D - AGM Insured	5.000	08/15/41	2,026,342
1,200,000		Bridgeport, Connecticut, General Obligation Bonds, Series 2024A - BAM Insured	5.000	07/01/42	1,317,609
1,000,000		Bridgeport, Connecticut, General Obligation Bonds, Series 2024A - BAM Insured	5.000	07/01/44	1,086,678
1,000,000		Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Series 2021-27	2.400	06/15/41	762,579
1,000,000		Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Series 2021-27	2.550	06/15/46	715,331

See Notes to Financial Statements	41

Portfolio of Investments February 28, 2025 (continued)

Connecticut Municipal Bond

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$1,000,000	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Series 2021-28	2.375%	06/15/40	$795,304
2,370,000	Connecticut State, General Obligation Bonds, Series 2015F	5.000	11/15/34	2,398,084
1,000,000	Connecticut State, General Obligation Bonds, Series 2017A	5.000	04/15/34	1,035,363
3,270,000	Connecticut State, General Obligation Bonds, Series 2017A	5.000	04/15/35	3,380,771
1,510,000	Connecticut State, General Obligation Bonds, Series 2018A	5.000	04/15/37	1,587,669
1,325,000	Connecticut State, General Obligation Bonds, Series 2018C	5.000	06/15/38	1,391,537
1,450,000	Connecticut State, General Obligation Bonds, Series 2019A	4.000	04/15/37	1,476,818
650,000	Connecticut State, General Obligation Bonds, Series 2019A	5.000	04/15/39	690,820
2,000,000	Connecticut State, General Obligation Bonds, Series 2020A	4.000	01/15/37	2,056,537
2,000,000	Connecticut State, General Obligation Bonds, Series 2021A	3.000	01/15/40	1,790,663
500,000	Connecticut State, General Obligation Bonds, Series 2024D	4.000	05/01/41	508,326
2,000,000	Connecticut State, General Obligation Bonds, Series 2024D	5.000	05/01/42	2,216,352
1,000,000	Connecticut State, General Obligation Bonds, Series 2024D	5.000	05/01/44	1,093,157
225,000	Connecticut State, General Obligation Bonds, Social Series 2024G	3.000	11/15/43	195,727
2,080,000	Connecticut State, General Obligation Bonds, Social Series 2024G	5.000	11/15/44	2,283,217
300,000	East Haddam, Connecticut, General Obligation Bonds, Series 2020A	3.000	12/01/37	283,195
500,000	East Lyme, Connecticut, General Obligation Bonds, Series 2020	3.000	07/15/39	450,931
325,000	East Lyme, Connecticut, General Obligation Bonds, Series 2020	3.000	07/15/40	288,266
1,035,000	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2018	5.000	07/15/35	1,097,395
1,075,000	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2019A	4.000	07/15/39	1,091,770
3,000,000	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2023	4.000	08/01/43	2,983,660
2,285,000	Naugatuck, Connecticut, General Obligation Bonds, Tax Increment Series 2023	5.250	10/15/48	2,469,377
1,000,000	Naugatuck, Connecticut, General Obligation Bonds, Tax Increment Series 2023	4.625	10/15/53	1,028,926
5,000,000	New Britain, Connecticut, General Obligation Bonds, Series 2022A - BAM Insured	5.000	03/01/47	5,251,268
1,000,000	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A - AGM Insured	5.000	08/15/36	1,023,026
795,000	New Haven, Connecticut, General Obligation Bonds, Series 2015 - AGM Insured	5.000	09/01/32	801,886
1,620,000	New Haven, Connecticut, General Obligation Bonds, Series 2015 - AGM Insured	5.000	09/01/33	1,633,488
500,000	New Haven, Connecticut, General Obligation Bonds, Series 2015 - AGM Insured	5.000	09/01/35	503,905
1,035,000	Oxford, Connecticut, General Obligation Bonds, Series 2019A	4.000	08/01/39	1,048,993
2,370,000	Stratford, Connecticut, General Obligation Bonds, Series 2017 - BAM Insured	4.000	01/01/39	2,383,448
555,000	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015 - BAM Insured	5.000	08/01/30	560,373
485,000	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015 - BAM Insured	5.000	08/01/31	489,582
765,000	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015 - BAM Insured	5.000	08/01/32	771,981
555,000	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015 - BAM Insured	5.000	08/01/33	559,947
555,000	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015 - BAM Insured	5.000	08/01/34	559,772
750,000	West Haven, Connecticut, General Obligation Bonds, Series 2020 - BAM Insured	4.000	03/15/40	752,174

	TOTAL TAX OBLIGATION/GENERAL			54,842,247

42	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED - 20.9%
$1,770,000		Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue Bonds, CHESLA Loan Program, Series 2020B, (AMT)	3.250%	11/15/36	$1,622,113
1,390,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A	5.000	08/01/33	1,400,561
1,000,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A	5.000	09/01/32	1,028,136
3,500,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A	5.000	09/01/33	3,595,457
2,000,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A	5.000	01/01/37	2,095,020
2,000,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A	5.000	01/01/38	2,089,340
1,500,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2021A	4.000	05/01/40	1,527,010
2,080,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2023A	5.250	07/01/44	2,314,474
3,350,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2024A-2	5.000	07/01/43	3,706,818
2,000,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2024A-2	5.000	07/01/44	2,197,538
2,750,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2024A-2	5.000	07/01/45	3,005,600
965,000	(a)	Great Pond Improvement District, Connecticut, Special Obligation Revenue Bonds, Great Pond Phase 1 Project, Series 2019	4.750	10/01/48	932,323
500,000	(a)	Great Pond Improvement District, Connecticut, Special Obligation Revenue Bonds, Great Pond Phase 2 Project, Series 2022	5.750	10/01/52	516,866
3,720,000	(a)	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017	5.000	04/01/39	3,762,944
635,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/39	660,692
1,825,000		Naugatuck, Connecticut, Certificates of Participation, Incineration Facilities Project, Series 2021A, (AMT)	4.000	08/15/41	1,719,212
1,860,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	626,895
4,250,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	4,229,078
1,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	1,004,215
2,050,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	2,027,932
100,000		Steel Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021	4.000	04/01/51	87,328
500,000	(a)	Steel Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2024	6.000	04/01/52	540,656
1,590,000		University of Connecticut, General Obligation Bonds, Series 2015A	5.000	02/15/34	1,592,179
3,000,000		University of Connecticut, General Obligation Bonds, Series 2017A	5.000	01/15/36	3,103,678
1,000,000		University of Connecticut, General Obligation Bonds, Series 2019A	5.000	11/01/36	1,064,659
1,000,000		University of Connecticut, General Obligation Bonds, Series 2019A	4.000	11/01/38	1,014,809
420,000		University of Connecticut, General Obligation Bonds, Series 2023A	5.000	08/15/43	464,168

		TOTAL TAX OBLIGATION/LIMITED			47,929,701

See Notes to Financial Statements	43

Portfolio of Investments February 28, 2025 (continued)

Connecticut Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION - 3.4%
$1,500,000		Connecticut Airport Authority, Connecticut, Customer Facility Charge Revenue Bonds, Ground Transportation Center Project, Series 2019A, (AMT)	4.000%	07/01/49	$1,362,347
6,125,000		Connecticut Airport Authority, Connecticut, Customer Facility Charge Revenue Bonds, Ground Transportation Center Project, Series 2019A, (AMT)	5.000	07/01/49	6,231,198
100,000		Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2024A, (AMT)	5.250	10/01/41	106,397

		TOTAL TRANSPORTATION			7,699,942

		UTILITIES - 7.8%
60,000		Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A - NPFG Insured	5.000	08/15/35	60,054
1,000,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017	5.000	07/01/37	1,026,339
1,000,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017	5.000	07/01/40	1,021,269
295,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A	5.000	01/01/50	304,621
200,000		Guam Power Authority, Revenue Bonds, Refunding Series 2024A	5.000	10/01/43	210,862
1,555,000		Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2024	4.000	10/01/36	1,630,745
1,795,000		Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2024	4.000	10/01/37	1,868,669
1,000,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	1,015,454
2,000,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/33	2,127,290
2,540,000		South Central Connecticut Regional Water Authority, Connecticut, Water System Revenue Bonds, Thirty-Ninth Series 2025A	5.000	08/01/54	2,732,794
2,685,000		South Central Connecticut Regional Water Authority, Connecticut, Water System Revenue Bonds, Thirty-Seventh Series 2023A-1	5.000	08/01/51	2,883,308
1,685,000		South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding Thirty-third Series 2017B-1	5.000	08/01/41	1,760,395
500,000		Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A	5.250	08/15/43	500,602
750,000		Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2019	4.000	04/01/44	746,138

		TOTAL UTILITIES			17,888,540

		TOTAL MUNICIPAL BONDS (Cost $231,702,572)			228,098,476

		TOTAL LONG-TERM INVESTMENTS (Cost $231,702,572)			228,098,476

		OTHER ASSETS & LIABILITIES, NET - 0.4%			1,021,919

		NET ASSETS - 100%			$229,120,395

AMT	Alternative Minimum Tax

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $15,613,944 or 6.8% of Total Investments.

44	See Notes to Financial Statements

Portfolio of Investments February 28, 2025

Massachusetts Municipal Bond

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LONG-TERM INVESTMENTS - 100.4%
	MUNICIPAL BONDS - 100.4%
	EDUCATION AND CIVIC ORGANIZATIONS - 24.7%
$2,065,000	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019	5.000%	06/15/39	$2,078,263
1,750,000	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019	5.000	06/15/49	1,752,871
4,545,000	Massachusetts Development Finance Agency, Massachusetts, Refunding Revenue Bonds, Boston University Issue, Series 2025B-2	5.000	10/01/48	4,890,263
1,260,000	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music, Series 2016	5.000	10/01/39	1,287,436
5,165,000	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music, Series 2016	5.000	10/01/46	5,228,417
3,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2013S	5.000	07/01/32	3,002,531
2,350,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2017T	5.000	07/01/39	2,440,380
1,020,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2017T	5.000	07/01/42	1,050,631
3,110,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Refunding Series 2023FF	5.000	10/01/48	3,351,295
1,195,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University Issue, Series 2018R	5.000	10/01/37	1,275,926
840,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University Issue, Series 2018R	5.000	10/01/38	892,479
1,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University Issue, Series 2018R	5.000	10/01/39	1,059,067
1,510,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A	5.250	01/01/42	1,528,846
1,500,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A	5.000	01/01/47	1,507,042
1,600,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2017A	5.000	01/01/37	1,642,347
6,020,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2017A	5.000	01/01/40	6,138,750
2,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2018	5.000	01/01/43	2,026,297
680,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2025	5.250	01/01/44	731,496
2,500,000	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A	5.000	10/01/43	2,491,834
2,055,000	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2016	5.000	07/01/36	2,077,719
550,000	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue, Series 2015H	3.500	07/01/35	531,720
235,000	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue, Series 2015H	5.000	07/01/37	236,104
700,000	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017	5.000	07/01/37	706,755
1,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2022	5.000	07/01/52	1,001,915
1,220,000	Massachusetts Development Finance Agency, Revenue Bonds, Middlesex School, Series 2024	4.250	07/01/54	1,148,675
2,080,000	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2022	5.000	10/01/44	2,253,674
2,495,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2015	5.000	07/01/33	2,507,929
2,415,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2016	4.000	07/01/41	2,416,761
610,000	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Refunding Series 2019	5.000	07/01/37	618,238
875,000	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q	5.000	08/15/38	882,163

See Notes to Financial Statements	45

Portfolio of Investments February 28, 2025 (continued)

Massachusetts Municipal Bond

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	EDUCATION AND CIVIC ORGANIZATIONS (continued)
$3,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Wentworth Institute of Technology, Series 2017	5.000%	10/01/46	$2,996,764
1,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Wheaton College, Series 2017H	5.000	01/01/37	1,023,330
1,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018	5.000	06/01/37	1,050,202
1,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018	5.000	06/01/38	1,047,562
6,210,000	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018	5.000	06/01/48	6,353,114
5,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017B	5.000	09/01/42	5,140,127
7,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017B	5.000	09/01/45	7,159,670
745,000	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2019	5.000	09/01/33	807,870
700,000	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Refunding Series 2017	5.000	07/01/35	706,940
500,000	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Refunding Series 2017	5.000	07/01/36	504,322
2,345,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Refunding Series 2016	5.000	01/01/36	2,397,965
2,100,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A—AMBAC Insured	5.750	01/01/42	2,533,167
1,000,000	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, (AMT)	5.000	01/01/27	1,002,002
3,355,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1	5.000	11/01/40	3,388,061
5,550,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2022-1	4.000	11/01/46	5,440,344
10,605,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2022-1	5.000	11/01/52	11,101,422
6,655,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2024-1	5.000	11/01/47	7,271,164

	TOTAL EDUCATION AND CIVIC ORGANIZATIONS			118,681,850

	HEALTH CARE - 20.9%
1,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue, Series 2014N	5.000	07/01/34	1,001,138
5,700,000	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue, Series 2014N	5.000	07/01/44	5,703,045
1,250,000	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K	5.000	07/01/36	1,344,648
10,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Children’s Hospital Series 2024T	5.250	03/01/54	10,847,821
7,800,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D	5.000	07/01/44	7,801,799
2,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E	5.000	07/01/32	2,030,149
3,000,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2023G	5.250	07/01/48	3,168,937
9,500,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2023G	5.250	07/01/52	9,937,052
1,675,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding Series 2016-I	5.000	07/01/30	1,716,395
1,500,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding Series 2016-I	5.000	07/01/37	1,528,468
1,935,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding Series 2016-I	5.000	07/01/38	1,969,049
900,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1	5.000	07/01/30	905,255
1,000,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1	5.000	07/01/32	1,005,376
500,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1	5.000	07/01/33	502,594

46	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$4,100,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000%	07/01/48	$4,171,003
6,100,000		Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N	5.000	12/01/46	6,175,458
2,645,000		Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F	5.000	08/15/35	2,662,940
5,325,000		Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F	5.000	08/15/45	5,341,042
11,000,000		Massachusetts Development Finance Agency, Revenue Bonds, Mass General Brigham, Series 2024D	5.000	07/01/47	11,895,210
1,250,000		Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2016Q	4.000	07/01/41	1,230,677
4,710,000		Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2016Q	5.000	07/01/47	4,764,138
2,200,000		Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1	5.000	07/01/37	2,301,868
1,750,000		Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F	5.000	07/01/27	1,751,727
1,000,000		Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F	5.000	07/01/37	1,000,804
3,800,000		Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G	5.000	07/01/44	3,727,546
890,000		Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017K	5.000	07/01/38	908,879
400,000		Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L	3.625	07/01/37	366,890
1,855,000		Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L	5.000	07/01/44	1,882,276
2,065,000		Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Issue Series 2025N-1	5.250	07/01/50	2,212,498
500,000		Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A	5.000	07/01/44	485,702

		TOTAL HEALTH CARE			100,340,384

		HOUSING/MULTIFAMILY - 2.4%
4,938,808		Massachusetts Development Finance Agency, Multifamily Housing Revenue Bonds, Salem Heights II Preservation Associates LP, Social Series 2021A	2.300	01/01/42	3,436,884
500,000	(a)	Massachusetts Development Finance Agency, Revenue Bonds, CHF Merrimack, Inc. Merrimack College Student Housing Project, Series 2024A	4.250	07/01/34	505,392
200,000	(a)	Massachusetts Development Finance Agency, Revenue Bonds, CHF Merrimack, Inc. Merrimack College Student Housing Project, Series 2024A	5.000	07/01/54	202,231
1,985,000		Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1	3.100	12/01/44	1,626,224
1,800,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2020C-1	2.450	12/01/45	1,270,316
1,500,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2020D-1	2.200	12/01/40	1,149,213
500,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2021A-1	2.000	12/01/36	393,808
2,685,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2022C-1	5.000	12/01/47	2,793,788

		TOTAL HOUSING/MULTIFAMILY			11,377,856

		HOUSING/SINGLE FAMILY - 0.7%
1,500,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2020-218	2.400	06/01/44	1,101,015
750,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-223	2.000	12/01/32	640,236
1,380,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-223	2.050	06/01/33	1,149,976

See Notes to Financial Statements	47

Portfolio of Investments February 28, 2025 (continued)

Massachusetts Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HOUSING/SINGLE FAMILY (continued)
$500,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-223	2.100%	12/01/33	$421,516

		TOTAL HOUSING/SINGLE FAMILY			3,312,743

		LONG-TERM CARE - 0.8%
1,910,000	(a)	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017	4.125	10/01/42	1,795,417
275,000	(a)	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017	5.000	10/01/47	276,127
560,000		Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015	5.000	07/01/31	561,999
400,000		Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Inc., Refunding Series 2019	5.000	10/01/39	413,380
1,000,000		Massachusetts Development Finance Agency, Revenue Bonds, Salem Community Corporation, Refunding Series 2022	5.250	01/01/50	974,592

		TOTAL LONG-TERM CARE			4,021,515

		TAX OBLIGATION/GENERAL - 21.2%
825,000		Andover, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2022	4.000	07/15/42	833,176
1,440,000		Central Berkshire Regional School District, Dalton, Massachusetts, General Obligation Bonds, State Qualified Series 2019	3.000	06/01/39	1,308,240
4,000,000		East Longmeadow, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2024	4.000	11/01/54	3,868,987
1,740,000		Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011	5.000	02/15/32	1,742,392
7,400,000		Lincoln, Massachusetts, General Obligation Bonds, School Series 2019	4.000	03/01/49	7,229,648
2,000,000		Massachusetts Development Finance Agency, Special Obligation Bonds, Commonwealth Contract Assistance, Series 2015A	4.000	05/01/45	1,975,298
3,000,000		Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C	5.000	07/01/45	3,009,232
5,000,000		Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2018A	5.000	01/01/47	5,138,296
11,110,000		Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2019A	5.000	01/01/49	11,463,272
7,000,000		Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2022C	5.250	10/01/47	7,641,738
9,450,000		Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2024A	5.000	01/01/54	10,035,442
5,000,000		Massachusetts State, General Obligation Bonds, Consolidated Series 2023D	5.000	10/01/53	5,304,631
3,530,000		Massachusetts State, General Obligation Bonds, Consolidated Series 2024B	5.000	05/01/54	3,755,504
15,000,000		Massachusetts State, General Obligation Bonds, Series 2022E	5.000	11/01/52	15,841,341
1,000,000		North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2012	5.000	05/15/35	1,001,251
1,685,000		Northeast Metropolitan Regional Vocational Technical School District, Massachusetts, General Obligation Bonds, School Series 2022	4.000	04/15/47	1,642,995
1,965,000		Northeast Metropolitan Regional Vocational Technical School District, Massachusetts, General Obligation Bonds, School Series 2024	4.000	05/15/46	1,932,347
1,950,000		Pentucket Regional School District, Massachusetts, General Obligation Bonds, Series 2019	3.000	09/01/42	1,661,826
3,000,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/46	2,737,793
3,000,000		Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2022B	5.000	07/01/47	3,223,562
1,500,000		Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2022B	5.000	07/01/51	1,596,657
5,535,000		Taunton, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2024	4.000	03/01/51	5,368,761

48	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$3,440,000	Webster, Massachusetts, General Obligation Bonds, Qualified School Project, Chapter 70B, Loan Series 2022	4.000%	12/01/42	$3,463,618

	TOTAL TAX OBLIGATION/GENERAL			101,776,007

	TAX OBLIGATION/LIMITED - 18.9%
1,000,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/39	1,005,877
1,160,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/31	1,187,188
2,000,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/46	2,021,290
1,010,000	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014 - BAM Insured	5.000	05/01/33	1,013,836
500,000	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2017 - BAM Insured	5.000	05/01/36	517,957
7,500,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Series 2023A-1	5.250	07/01/48	8,239,947
5,000,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Series 2024A	5.250	07/01/52	5,491,152
2,050,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2017A-2	5.000	07/01/44	2,105,289
3,065,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2017A-2	5.000	07/01/46	3,139,996
4,330,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2021A-1	4.000	07/01/39	4,441,428
650,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Refunding Senior Series 2015C	5.000	08/15/37	654,991
3,000,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Social Series 2020A	4.000	08/15/45	2,975,009
3,020,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Social Series 2020A	5.000	08/15/50	3,169,235
4,480,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2019A	5.000	02/15/44	4,680,989
5,000,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Refunding Series 2005 - NPFG Insured	5.500	01/01/34	5,663,812
8,180,000	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Programs, Series 2017A	5.000	06/01/47	8,368,537
5,540,000	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Programs, Series 2019A	5.000	06/01/49	5,760,227
2,500,000	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2024A	5.000	06/01/53	2,672,487
10,000,000	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Sustainability Green Series 2022A	5.000	06/01/50	10,529,105
1,665,000	Massachusetts State, Transportation Fund Revenue Bonds, Refunding Series 2021A	5.000	06/01/42	1,793,699
1,510,000	Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/39	1,571,094
3,177,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.550	07/01/40	3,185,473
4,725,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	4,701,739
5,840,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	5,777,132

	TOTAL TAX OBLIGATION/LIMITED			90,667,489

	TRANSPORTATION - 2.7%
1,500,000	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A, (AMT)	5.000	07/01/42	1,520,428
1,780,000	Massachusetts Port Authority, Revenue Bonds, Series 2014A	5.000	07/01/34	1,782,296
1,425,000	Massachusetts Port Authority, Revenue Bonds, Series 2015A	5.000	07/01/40	1,431,122
2,000,000	Massachusetts Port Authority, Revenue Bonds, Series 2015A	5.000	07/01/45	2,005,854
3,500,000	Massachusetts Port Authority, Revenue Bonds, Series 2019C, (AMT)	5.000	07/01/49	3,563,574
2,500,000	Massachusetts Port Authority, Revenue Bonds, Series 2021E, (AMT)	5.000	07/01/46	2,604,632

	TOTAL TRANSPORTATION			12,907,906

See Notes to Financial Statements	49

Portfolio of Investments February 28, 2025 (continued)

Massachusetts Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		U.S. GUARANTEED - 1.6% (b)
$6,000,000		Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, (Pre-refunded 6/01/29)	5.000%	06/01/39	$6,561,108
100,000		Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (ETM)	5.000	07/15/30	110,715
100,000	(a)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre- refunded 7/15/30)	5.000	07/15/37	110,714
1,000,000		Massachusetts Water Resources Authority, General Revenue Bonds, Series 2016B, (Pre-refunded 8/01/26)	5.000	08/01/40	1,033,683

		TOTAL U.S. GUARANTEED			7,816,220

		UTILITIES - 6.5%
4,000,000		Boston Water and Sewer Commission, Massachusetts, General Revenue Bonds, Senior Series 2018A	4.000	11/01/40	4,015,470
2,805,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017	5.000	07/01/40	2,864,660
920,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016	5.000	01/01/46	927,911
2,500,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A	5.000	01/01/50	2,581,536
1,650,000		Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 23B Series 2021	5.000	02/01/41	1,789,720
5,785,000		Massachusetts Clean Water Trust, State Revolving Fund Bonds, Sustainabilty 24B Series 2022	5.000	02/01/43	6,281,651
1,000,000		Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue Bonds, Project 2015A, Series 2021A	4.000	07/01/39	1,023,078
1,310,000		Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue Bonds, Project 2015A, Series 2021A	4.000	07/01/40	1,328,467
1,400,000		Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue Bonds, Project 2015A, Series 2021A	4.000	07/01/41	1,405,113
2,000,000		Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue Bonds, Project 2015A, Series 2021A	4.000	07/01/46	1,930,803
2,435,000		Massachusetts Water Resources Authority, General Revenue Bonds, Green Series 2024B	5.000	08/01/49	2,629,987
3,000,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/37	3,144,803
1,010,000		Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2017C	5.000	04/15/33	1,050,178

		TOTAL UTILITIES			30,973,377

		TOTAL MUNICIPAL BONDS (Cost $ 482,463,091)			481,875,347

		TOTAL LONG-TERM INVESTMENTS (Cost $ 482,463,091)			481,875,347

		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(1,875,378)

		NET ASSETS - 100%			$479,999,969

AMT	Alternative Minimum Tax

ETM	Escrowed to maturity

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,034,684 or 1.3% of Total Investments.

(b)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

50	See Notes to Financial Statements

Portfolio of Investments February 28, 2025

New Jersey Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 98.3%
		MUNICIPAL BONDS - 98.3%
		CONSUMER STAPLES - 3.6%
$3,460,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	4.000%	06/01/37	$3,423,492
3,610,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/46	3,650,638
5,200,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B	5.000	06/01/46	5,255,369

		TOTAL CONSUMER STAPLES			12,329,499

		EDUCATION AND CIVIC ORGANIZATIONS - 15.1%
1,240,000		Atlantic County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Stockton University Atlantic City Campus Phase II, Series 2021A - AGM Insured	4.000	07/01/47	1,224,743
715,000		Camden County Improvement Authority, New Jersey, School Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series 2022	6.000	06/15/62	757,671
1,000,000		Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Institute of Technology CHF- Newark, LLC-NJIT Student Housing Project, Series 2021A - BAM Insured	4.000	08/01/60	938,056
1,050,000		Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Project, County Gauranteed Loan, Series 2019	5.000	07/01/44	1,096,457
1,080,000		Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Project, County Guaranteed Loan, Series 2024 - BAM Insured	5.000	07/01/49	1,145,801
1,000,000		Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Project, County Guaranteed Loan, Series 2024 - BAM Insured	5.000	07/01/54	1,057,009
225,000		New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A	5.000	07/01/38	227,595
2,805,000		New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017	4.000	07/15/37	2,779,976
100,000		New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017	5.000	07/15/47	100,807
100,000	(a)	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A	5.125	09/01/52	100,506
945,000		New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2015	5.000	03/01/25	945,000
355,000		New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2017	3.000	06/01/32	346,644
195,000		New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2017	5.000	06/01/32	203,408
1,145,000		New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey, Refunding Series 2016F	3.000	07/01/40	972,638
1,220,000		New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H - AGM Insured	4.000	07/01/39	1,220,560
1,000,000		New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Refunding Series 2015D	5.000	07/01/31	1,005,455
1,055,000		New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Refunding Series 2015D	3.750	07/01/33	1,055,182
1,000,000		New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Refunding Series 2024A - AGM Insured	5.000	07/01/42	1,110,482
1,000,000		New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Refunding Series 2024A - AGM Insured	5.000	07/01/43	1,104,411
1,125,000		New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Refunding Series 2017I	5.000	07/01/35	1,172,868

See Notes to Financial Statements	51

Portfolio of Investments February 28, 2025 (continued)

New Jersey Municipal Bond

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	EDUCATION AND CIVIC ORGANIZATIONS (continued)
$2,000,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Refunding Series 2024C	5.000%	03/01/26	$2,048,074
2,000,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2024A-1	5.000	03/01/37	2,312,307
2,000,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2024B	5.250	03/01/54	2,207,527
360,000	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F	3.750	07/01/37	276,378
1,370,000	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F	4.000	07/01/42	983,963
2,265,000	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F	5.000	07/01/47	1,725,592
1,225,000	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C	5.000	07/01/32	1,229,786
710,000	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D	5.000	07/01/38	710,415
1,870,000	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C	3.000	07/01/41	1,531,342
2,430,000	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C	3.000	07/01/46	1,829,086
1,085,000	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C	4.000	07/01/46	972,819
1,040,000	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2020C—AGM Insured	3.250	07/01/49	867,786
3,225,000	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology Issue, Green Series 2020A	4.000	07/01/50	2,984,921
500,000	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A	4.000	07/01/47	472,166
380,000	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A	5.000	07/01/47	385,445
695,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2021B, (AMT)	2.500	12/01/40	628,480
485,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)	3.750	12/01/31	480,687
105,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)	4.000	12/01/35	104,948
1,375,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2023B, (AMT)	4.000	12/01/44	1,308,781
500,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2024B, (AMT)	4.250	12/01/45	497,069
1,270,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Subordinate Series 2021C, (AMT)	3.250	12/01/51	919,934
485,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A, (AMT)	3.500	12/01/32	474,300
115,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A, (AMT)	4.000	12/01/39	114,438
80,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)	3.750	12/01/33	79,911
10,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)	4.000	12/01/40	9,995
435,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Series 2019B, (AMT)	3.250	12/01/39	412,365
400,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Series 2020B, (AMT)	3.500	12/01/39	386,668
595,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, (AMT)	4.000	12/01/30	590,707
1,740,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2017-C, (AMT)	4.250	12/01/47	1,651,157
1,460,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2019C, (AMT)	3.625	12/01/49	1,157,115
2,005,000	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A	5.000	07/01/45	2,013,582

52	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	EDUCATION AND CIVIC ORGANIZATIONS (continued)
$1,335,000	Passaic County Improvement Authority, New Jersey, Charter School Revenue Bonds, Paterson Arts & Science Charter School, Series 2023	5.375%	07/01/53	$1,375,038

	TOTAL EDUCATION AND CIVIC ORGANIZATIONS			51,308,051

	FINANCIALS - 0.1%
303,849	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002	6.500	04/01/28	316,310

	TOTAL FINANCIALS			316,310

	HEALTH CARE - 8.3%
1,800,000	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021	2.375	07/01/46	1,188,297
1,800,000	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021	3.000	07/01/46	1,465,139
1,000,000	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021	3.000	07/01/51	779,390
115,000	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A	5.000	07/01/27	115,099
1,395,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016	4.000	07/01/41	1,395,896
965,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A	5.000	07/01/57	976,997
2,105,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Refunding Series 2016A	4.000	07/01/41	2,106,144
2,000,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A	5.000	07/01/42	2,049,424
1,000,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2024A	4.125	07/01/54	944,587
2,000,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2024A	5.250	07/01/54	2,190,219
610,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A	5.000	07/01/33	625,572
600,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A	5.000	07/01/34	614,717
1,250,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A	5.000	07/01/43	1,271,228
2,140,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Series 2021A	4.000	07/01/45	2,101,073
2,145,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Series 2021A	3.000	07/01/51	1,708,847
2,710,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	3.000	07/01/32	2,487,139
370,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	4.000	07/01/34	361,015
2,315,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	5.000	07/01/41	2,335,091
1,450,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	4.000	07/01/48	1,298,880
1,185,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019	4.000	07/01/44	1,138,901
1,215,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019	3.000	07/01/49	952,509

	TOTAL HEALTH CARE			28,106,164

See Notes to Financial Statements	53

Portfolio of Investments February 28, 2025 (continued)

New Jersey Municipal Bond

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	HOUSING/MULTIFAMILY - 6.0%
$150,000	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A	5.000%	07/01/47	$147,854
450,000	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A	5.000	01/01/50	440,131
2,440,000	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015	5.000	07/01/47	2,261,105
1,429,312	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Revenue Bonds, Cherry Garden Apartments Project, Series 2021B	2.375	01/01/39	1,120,026
520,000	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Revenue Bonds, Riverview Towers Apartments, Series 2024B	5.250	12/20/65	538,456
1,310,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A	4.000	11/01/45	1,254,984
1,135,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016A	3.750	11/01/45	1,044,260
2,145,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B	3.600	11/01/40	2,062,993
1,625,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2018A	3.600	11/01/33	1,626,646
1,045,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2018A	3.950	11/01/43	1,008,722
650,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2018A	4.000	11/01/48	598,217
500,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2018A	4.100	11/01/53	456,708
1,750,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2019A	2.900	11/01/39	1,484,330
530,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2019A	3.000	11/01/44	426,968
870,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2019A	3.050	11/01/49	685,797
490,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2019A	3.150	05/01/53	368,566
600,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2020A	2.450	11/01/45	423,778
2,470,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2021A	2.450	11/01/41	1,894,117
1,090,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2023C, (AMT)	4.850	05/01/33	1,116,492
855,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2023E-1	4.500	05/01/50	853,473
500,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2023E-1	4.550	05/01/55	498,407

	TOTAL HOUSING/MULTIFAMILY			20,312,030

	HOUSING/SINGLE FAMILY - 6.1%
1,130,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A	3.750	10/01/35	1,130,967
2,150,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, (AMT)	3.800	10/01/32	2,135,738
2,710,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C	4.000	04/01/49	2,475,355
1,540,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2020E	2.250	10/01/40	1,193,281
1,100,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2020E	3.500	04/01/51	1,097,296
2,000,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2024K	4.150	10/01/39	2,034,120
7,090,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021H	2.300	10/01/46	4,885,025

54	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HOUSING/SINGLE FAMILY (continued)
$1,885,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2022I	4.500%	10/01/42	$1,911,598
1,445,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2022I	4.600	10/01/46	1,458,887
1,000,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2023J	4.500	10/01/43	1,008,671
1,150,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2023J	4.700	10/01/48	1,160,330

		TOTAL HOUSING/SINGLE FAMILY			20,491,268

		INDUSTRIALS - 0.4%
500,000		New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A, (AMT)	5.000	06/15/37	500,062
1,000,000		New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A, (AMT)	5.125	06/15/43	999,970

		TOTAL INDUSTRIALS			1,500,032

		LONG-TERM CARE - 0.7%
530,000		New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014	5.250	01/01/44	525,777
2,170,000	(a),(b)	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020	5.000	01/01/40	1,444,058
485,000	(a)	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018	5.750	10/01/38	359,757

		TOTAL LONG-TERM CARE			2,329,592

		TAX OBLIGATION/GENERAL - 15.4%
1,000,000		Bernardsville, New Jersey, General Obligation Bonds, Bond Anticipation Notes Series 2024	4.000	03/27/25	1,000,720
3,995,000		Bridgewater & Raritan School District, Somerset County, New Jersey, General Obligation Bonds, Series 2024	4.000	07/15/45	4,016,165
775,000		Cumberland County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Vineland Public Safety Building Project, Series 2017	3.250	12/15/37	753,434
585,000		Cumberland County, New Jersey, General Obligation Bonds, General Improvement Series 2024	2.000	08/15/26	574,708
1,000,000		Cumberland County, New Jersey, General Obligation Bonds, Series 2021	2.000	05/15/29	926,629
635,000		Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Essex County Family Court Building House Projects, County Guaranteed Series 2024	5.000	06/18/25	639,000
15,000		Flemington-Raritan Regional School District, Hunterdon County, New Jersey, General Obligation Bonds, Series 2019	2.375	09/01/34	12,938
600,000		Gloucester County Improvement Authority, New Jersey, General Obligation Loan Revenue Bonds, Health Sciences Educational Facilities Projects Series 2024	5.000	03/01/26	614,303
1,065,000		Gloucester Township, New Jersey, General Obligation Bonds, Series 2019 - BAM Insured	2.000	02/01/28	1,014,507
1,000,000		Gloucester Township, New Jersey, General Obligation Bonds, Series 2019 - BAM Insured	2.250	02/01/29	947,158
1,040,000		Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018 - BAM Insured	3.375	03/01/34	1,040,756
1,075,000		Holmdel Township, Monmouth, New Jersey, General Obligation Bonds, Series 2021	2.000	11/15/34	889,951
1,000,000		Hudson County Improvement Authority, New Jersey, County Guaranteed Pooled Notes Series 2024B-1	4.500	07/11/25	1,005,669
1,000,000		Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020	4.000	10/01/51	962,659
5,490,000		Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016	5.000	05/01/46	5,552,989
1,500,000		Hudson County, New Jersey, Bond Anticipation Notes, Series 2025	4.000	02/26/26	1,518,792

See Notes to Financial Statements	55

Portfolio of Investments February 28, 2025 (continued)

New Jersey Municipal Bond

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$1,000,000	Jersey City Board of Education, Hudson County, New Jersey, General Obligation Bonds, School Energy Savings Refunding Series 2023 - AGM Insured	4.250%	08/15/45	$1,018,272
1,000,000	Jersey City, New Jersey, General Obligation Bonds, General Improvement Series 2022A	3.000	02/15/37	927,023
1,000,000	Madison Borough Board of Education, Morris County, New Jersey, General Obligation Bonds, School Series 2024	1.000	08/15/30	876,575
1,125,000	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2022C	5.000	08/15/40	1,252,713
575,000	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2023	5.000	12/01/36	663,692
500,000	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2023	5.000	12/01/41	559,801
1,120,000	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2024A	5.000	12/01/37	1,303,594
1,000,000	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016A - BAM Insured	5.000	09/01/32	1,027,238
1,615,000	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A	4.000	06/01/31	1,726,216
205,000	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A	3.000	06/01/32	202,539
605,000	Newark Board of Education, Essex County, New Jersey, General Obligation Bonds, School Energy Savings Series 2021 - BAM Insured	4.000	07/15/36	623,883
500,000	Newark, Essex County, New Jersey, Mass Transit Access Tax Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment Project, Series 2022 - AGM Insured	5.375	11/15/52	557,400
600,000	Newark, Essex County, New Jersey, Mass Transit Access Tax Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment Project, Series 2022 - AGM Insured	6.000	11/15/62	693,038
2,000,000	North Brunswick Township, New Jersey, General Obligation Bonds, Series 2024A	5.000	07/08/25	2,013,798
1,500,000	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019	2.250	09/15/33	1,312,743
2,625,000	Passaic County, New Jersey, General Obligation Bonds, General Improvement Series 2019A	1.000	12/01/34	2,043,641
1,054,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/29	1,136,091
1,477,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/33	1,489,052
669,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/37	665,516
1,145,000	Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer Utility Series 2019	2.000	10/01/31	1,011,819
2,460,000	South Orange & Maplewood School District, Essex County, New Jersey, General Obligation Bonds, Series 2021	2.375	08/15/46	1,667,543
3,535,000	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series 2011B, (AMT)	5.250	12/01/31	3,540,464
2,515,000	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A	5.000	06/15/41	2,517,469
1,280,000	Verona Township Board of Education, Essex County, New Jersey, General Obligation Bonds, Refunding Series 2020	2.250	03/01/39	989,346
1,085,000	Woodridge Boro, New Jersey, General Obligation Bonds, General Improvement Series 2021	2.000	09/01/32	943,635

	TOTAL TAX OBLIGATION/GENERAL			52,233,479

56	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED - 20.1%
$1,235,000	Bergen County Improvement Authority, New Jersey, County Guaranteed Governmental Pooled Project Notes, Series 2024	4.000%	10/16/25	$1,244,334
650,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005	5.000	11/15/26	676,492
3,000,000	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds, Series 2024D	4.250	12/11/25	3,027,632
450,000	Camden County Improvement Authority, New Jersey, County Guaranteed Loan Revenue Bonds, Refunding Capital Program Series 2024B	5.000	01/15/29	488,520
1,000,000	Camden County Improvement Authority, New Jersey, County Guaranteed Loan Revenue Bonds, Refunding Capital Program Series 2024B	5.000	01/15/30	1,104,786
700,000	Casino Reinvestement Development Authority, New Jersey, Luxury Tax Revenue Bonds, Series 2024A	5.000	11/01/42	759,956
1,065,000	Middlesex County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Middlesex Regional Educational Services Commission Projects, Refunding Series 2024	5.000	10/15/33	1,249,029
2,940,000	Middlesex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, New Jersey Health + Life Science Exchange - H-1 Project Series 2023A	5.000	08/15/49	3,176,205
1,000,000	Middlesex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, New Jersey Health + Life Science Exchange - H-1 Project Series 2023A	4.000	08/15/53	995,075
3,600,000	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Portal North Bridge Project Series 2022A	5.250	11/01/47	3,883,333
4,025,000	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Portal North Bridge Project Series 2022A	5.000	11/01/52	4,227,556
3,220,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Subordinate Series 2017A	3.375	07/01/30	3,126,113
2,010,000	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B	5.000	11/01/25	2,037,855
255,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1	5.000	06/15/29	261,505
175,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1	5.000	06/15/30	179,290
3,845,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A	5.000	06/15/31	3,933,144
505,000	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2019AA	5.000	06/15/46	519,657
1,000,000	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022CC	5.250	06/15/41	1,110,258
1,500,000	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2023AA	4.250	06/15/44	1,506,418
14,360,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A	0.000	12/15/30	11,822,279
5,925,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AGM Insured	0.000	12/15/32	4,548,544
4,765,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AGM Insured	0.000	12/15/33	3,513,615
1,045,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AGM Insured	0.000	12/15/34	738,710
2,360,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	3.500	06/15/46	2,088,235
1,000,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	4.000	06/15/50	960,126
1,560,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2024AA	4.000	06/15/42	1,534,261
1,085,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2024CC	4.125	06/15/55	1,050,441

See Notes to Financial Statements	57

Portfolio of Investments February 28, 2025 (continued)

New Jersey Municipal Bond

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$705,000	Passaic County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Senior Housing Project Series 2024	4.000%	11/01/51	$695,922
1,140,000	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015	3.750	05/01/36	1,140,461
1,000,000	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012	3.500	05/01/35	1,000,076
1,970,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	1,978,304
1,749,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	1,744,632
1,725,000	Union County Improvement Authority, New Jersey, Lease Revenue Bonds, Plainfield - Park Madison Redevelopment Project, Refunding Series 2013A	5.000	03/01/34	1,900,141

	TOTAL TAX OBLIGATION/LIMITED			68,222,905

	TRANSPORTATION - 13.2%
1,000,000	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Refunding Series 2024B	5.000	01/01/41	1,119,888
1,000,000	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2019	4.000	01/01/44	980,657
1,090,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015 - BAM Insured	4.000	07/01/35	1,092,240
1,000,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017	5.000	07/01/42	1,027,870
2,685,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017	5.000	07/01/47	2,726,788
1,000,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A	3.000	07/01/49	759,583
500,000	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013	5.000	01/01/37	500,448
2,760,000	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013	5.000	01/01/40	2,763,087
1,705,000	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013 - AGM Insured, (AMT)	5.000	01/01/31	1,709,822
1,645,000	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, (AMT)	5.625	01/01/52	1,646,196
1,515,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)	5.250	09/15/29	1,516,748
380,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, (AMT)	5.625	11/15/30	380,526
1,000,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, (AMT)	5.000	10/01/37	1,025,314
2,000,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, (AMT)	5.000	10/01/47	2,025,601
1,315,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A - AGM Insured	5.250	01/01/29	1,438,441
1,025,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A	4.000	01/01/42	1,030,598
2,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A	4.000	01/01/43	2,005,818
1,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B	5.000	01/01/46	1,080,628
1,530,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B	4.500	01/01/48	1,573,804
2,250,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B	5.250	01/01/52	2,456,958

58	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TRANSPORTATION (continued)
$1,500,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2024B	5.250%	01/01/49	$1,654,011
1,305,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2024B	5.250	01/01/54	1,434,335
2,950,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/53	3,060,180
1,200,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty-Fifth Series 2024	5.000	09/01/54	1,285,915
1,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017, (AMT)	5.000	10/15/33	1,026,335
1,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twelfth Series 2019	4.000	09/01/38	1,018,251
1,000,000	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Refunding Series 2019A - AGM Insured	5.000	11/01/33	1,083,609
2,350,000	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2022A	4.625	11/01/47	2,400,173
650,000	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2022A - BAM Insured	5.250	11/01/52	699,861
1,000,000	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2025A - BAM Insured	4.000	11/01/38	1,021,312
1,000,000	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2025A - BAM Insured	4.000	11/01/39	1,020,342

	TOTAL TRANSPORTATION			44,565,339

	U.S. GUARANTEED - 0.4% (c)
250,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25)	5.250	06/15/40	251,791
215,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012, (ETM)	3.750	07/01/27	216,960
600,000	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)	5.250	06/15/46	702,408

	TOTAL U.S. GUARANTEED			1,171,159

	UTILITIES - 8.9%
1,975,000	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011A	2.750	08/01/39	1,619,653
500,000	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011C, (AMT)	3.000	08/01/41	410,831
2,575,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2019, (AMT)	4.000	08/01/59	2,332,654
5,000,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2019A, (AMT), (Mandatory Put 12/03/29)	2.200	10/01/39	4,467,613
1,000,000	New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green Series 2021A-1	3.000	09/01/32	997,636
6,295,000	New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green Series 2022A-2	5.000	09/01/47	6,837,485
2,000,000	New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green Series 2022A-2	5.000	09/01/52	2,152,963
1,500,000	New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green Series 2023A-W1	5.000	09/01/30	1,680,001
500,000	New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green Series 2023A-W1	5.000	09/01/34	588,553
500,000	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2023 - BAM Insured	5.000	06/01/37	572,205
500,000	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2023 - BAM Insured	5.000	06/01/38	569,471

See Notes to Financial Statements	59

Portfolio of Investments February 28, 2025 (continued)

New Jersey Municipal Bond

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES (continued)
$750,000	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2023 - BAM Insured	5.000%	06/01/39	$848,477
375,000	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2023 - BAM Insured	5.000	06/01/44	407,937
695,000	Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Refunding Series 2018	5.000	03/01/37	783,539
1,425,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2023 - AGM Insured	4.000	12/01/53	1,386,514
5,000,000	Salem County Pollution Control Financing Authority, New Jersey, Revenue Bonds, Atlantic City Electric Company Project, Refunding Series 2020	2.250	06/01/29	4,641,164

	TOTAL UTILITIES			30,296,696

	TOTAL MUNICIPAL BONDS (Cost $342,266,856)			333,182,524

	TOTAL LONG-TERM INVESTMENTS (Cost $342,266,856)			333,182,524

	OTHER ASSETS & LIABILITIES, NET - 1.7%			5,655,368

	NET ASSETS - 100%			$338,837,892

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,904,321 or 0.6% of Total Investments.
(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

60	See Notes to Financial Statements

Portfolio of Investments February 28, 2025

New York Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 98.1%
		MUNICIPAL BONDS - 98.1%
		CONSUMER STAPLES - 3.9%
$15,110,000		Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A	5.000%	06/01/38	$14,390,975
76,105,000	(a)	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C	0.000	06/01/50	10,081,036
895,000		New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016A-1	5.625	06/01/35	910,935
6,885,000		New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016A-1	5.750	06/01/43	6,907,508
1,330,000		New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B	5.000	06/01/45	1,241,597
10,000,000		Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2021B-2	0.000	06/01/66	1,028,985
3,000,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/48	2,845,732

		TOTAL CONSUMER STAPLES			37,406,768

		EDUCATION AND CIVIC ORGANIZATIONS - 8.5%
1,930,000		Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A	7.500	12/01/40	1,834,194
1,360,000		Build New York City Resource Corporation, New York, Revenue Bonds, Classical Charter Schools Series 2023A	4.500	06/15/43	1,333,838
550,000		Build New York City Resource Corporation, New York, Revenue Bonds, Global Community Charter School Project, Series 2022A	5.000	06/15/52	543,228
3,360,000		Build New York City Resource Corporation, New York, Revenue Bonds, KIPP New York City Public School Facilities, Canal West Project, Series 2022	5.250	07/01/52	3,469,563
2,240,000	(b)	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014	5.000	11/01/39	1,344,000
2,200,000	(b)	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014	5.500	11/01/44	1,320,000
1,265,000		Build New York City Resource Corporation, New York, Revenue Bonds, New World Preparatory Charter School Project, Series 2021A	4.000	06/15/41	1,143,541
2,395,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/55	2,083,599
580,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A	5.000	06/01/41	537,519
2,620,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A	5.000	06/01/56	2,239,216
2,965,000	(a)	Dormitory Authority of the State of New York, General Revenue Bonds, American Musical and Dramatic Academy Inc., Series 2023A	7.250	07/01/53	3,032,983
3,835,000		Dormitory Authority of the State of New York, General Revenue Bonds, Yeshiva University, Series 2022A	5.000	07/15/42	3,926,714
3,015,000		Dormitory Authority of the State of New York, General Revenue Bonds, Yeshiva University, Series 2022A	5.000	07/15/50	3,030,513
1,670,000		Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007 - FGIC Insured	5.250	07/01/29	1,717,718
735,000		Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007 - FGIC Insured	5.250	07/01/34	760,382
9,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2020	4.000	07/01/46	8,726,642
1,480,000		Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A	5.000	07/01/40	1,483,972
1,055,000		Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2001-1 - AMBAC Insured	5.500	07/01/40	1,257,733

See Notes to Financial Statements	61

Portfolio of Investments February 28, 2025 (continued)

New York Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$2,250,000		Dormitory Authority of the State of New York, Revenue Bonds, Pace University, Series 2024A	5.500%	05/01/49	$2,453,874
3,250,000		Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Green Series 2019B	5.000	07/01/50	3,363,237
1,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2020A	5.000	07/01/53	1,046,130
8,665,000		Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2022A	4.000	07/01/42	8,668,089
3,450,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A	5.500	12/01/36	3,231,136
6,675,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B	0.000	01/01/45	1,891,018
3,040,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C	5.625	01/01/55	2,804,693
200,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, Evergreen Charter School Project, Series 2022A	5.500	06/15/57	206,407
7,835,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2020A	4.000	07/01/50	7,519,108
5,750,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2023A	5.000	07/01/53	6,162,761
300,000	(a)	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Academy of Health Sciences Charter School Project, Social Impact Series 2022	5.875	07/01/52	307,881
850,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher University Project, Series 2024	5.250	06/01/54	901,832
405,000		New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A	5.000	07/01/40	405,930
1,285,000		Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Refunding Series 2020A. Forward Delivery	4.000	09/01/40	1,274,744
195,000		Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A	4.000	10/15/29	194,552
205,000		Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A	5.000	10/15/39	209,040

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			80,425,787

		FINANCIALS - 1.1%
5,710,000		Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005	5.250	10/01/35	6,638,843
3,475,000		Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007	5.500	10/01/37	4,172,127

		TOTAL FINANCIALS			10,810,970

		HEALTH CARE - 16.7%
15,600,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A	4.000	05/01/45	15,000,027
18,290,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A	4.250	05/01/52	17,443,884
9,255,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A	5.000	05/01/52	9,649,270
13,135,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2024A	5.250	05/01/54	14,158,842
3,600,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A	5.000	08/01/35	3,706,228
1,200,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A	5.000	09/01/30	1,285,267
2,680,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A	5.000	09/01/34	2,827,916
2,620,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A	5.000	09/01/35	2,758,398

62	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$5,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A	4.000%	09/01/50	$4,474,965
7,500,000		Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A	4.000	07/01/50	7,108,489
14,435,000		Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A	4.000	07/01/53	13,530,917
500,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/25	500,413
450,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/29	450,156
1,100,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/32	1,099,625
1,100,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/33	1,102,390
1,000,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/35	991,683
1,300,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/40	1,236,970
2,000,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/26	2,014,400
1,200,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/27	1,208,527
4,250,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/36	4,178,424
1,000,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/37	976,643
400,000		Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.250	10/01/49	418,320
6,280,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	5.000	07/01/35	6,380,472
2,385,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	4.000	07/01/41	2,291,882
12,325,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	5.000	07/01/46	12,407,870
1,000,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Nuvance Health Issue, Series 2019B	5.000	07/01/26	1,017,740
1,395,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A	5.000	12/01/42	1,395,299
6,605,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017	5.000	12/01/46	6,651,869
4,600,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A	4.000	12/01/46	4,218,228
375,000		Monroe County Industrial Development Corporation, New York, Tax-Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series 2015	5.000	07/01/34	376,946
19,010,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016	5.000	11/01/46	18,142,703
380,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2023	6.250	11/01/52	424,683

		TOTAL HEALTH CARE			159,429,446

		HOUSING/MULTIFAMILY - 0.9%
4,000,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Green Sustainable Development Series 2024F-1-A	4.550	11/01/54	4,022,771
3,450,000	(a)	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F Series 2024	5.250	12/15/31	3,547,817
1,215,000		New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, (AMT)	5.300	02/15/39	1,215,548

		TOTAL HOUSING/MULTIFAMILY			8,786,136

See Notes to Financial Statements	63

Portfolio of Investments February 28, 2025 (continued)

New York Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDUSTRIALS - 5.2%
$17,020,000	(a)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000%	11/15/44	$17,030,962
7,550,000	(a)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014	5.150	11/15/34	7,557,051
1,915,000		New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	4.000	10/31/41	1,770,051
3,720,000		New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	4.000	10/31/46	3,272,385
23,765,000		New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	4.000	04/30/53	20,167,991

		TOTAL INDUSTRIALS			49,798,440

		LONG-TERM CARE - 0.2%
535,000		Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006	5.000	11/01/31	541,931
550,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann’s Community Project, Series 2019	5.000	01/01/40	530,177
330,000	(a)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1	6.100	07/01/28	330,064
210,000	(a)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1	6.200	07/01/33	210,013

		TOTAL LONG-TERM CARE			1,612,185

		MATERIALS - 0.2%
2,145,000	(a)	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, (AMT)	5.000	01/01/35	2,146,586

		TOTAL MATERIALS			2,146,586

		TAX OBLIGATION/GENERAL - 5.6%
5,165,000		Nassau County, New York, General Obligation Bonds, General Improvement Series 2023A	4.000	04/01/53	4,982,197
5,845,000		New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1	5.000	10/01/39	6,089,819
7,210,000		New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1	5.000	03/01/39	7,546,212
6,050,000		New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1	5.000	03/01/40	6,314,042
3,875,000		New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1	5.000	04/01/45	3,989,418
5,450,000		New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1	5.000	08/01/47	5,728,755
5,790,000		New York City, New York, General Obligation Bonds, Fiscal 2023 Series B-1	5.250	10/01/47	6,229,734
10,000,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/33	10,081,596
2,770,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	2,669,907

		TOTAL TAX OBLIGATION/GENERAL			53,631,680

		TAX OBLIGATION/LIMITED - 20.0%
1,585,000		Dormitory Authority of the State of New York, Residential Insitutions for Children Revenue Bonds, Series 2008-A1	5.000	06/01/33	1,596,810
1,985,000		Dormitory Authority of the State of New York, Residential Insitutions for Children Revenue Bonds, Series 2008-A1	5.000	06/01/38	1,987,767
20,000		Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C - AGC Insured	5.125	10/01/36	20,031
2,040,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A	5.000	03/15/49	2,136,945

64	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$17,140,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A Group C	5.000%	03/15/41	$17,565,281
10,000,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A	5.000	03/15/42	10,369,318
2,135,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/26	2,160,121
1,455,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/29	1,468,978
2,170,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Green Fiscal 2022 Series A	4.000	02/15/36	2,286,986
5,710,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A	5.000	02/15/39	5,886,935
3,955,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A	5.000	02/15/42	4,064,120
1,045,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A	5.000	02/15/45	1,070,029
2,935,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Green Series 2024A	4.000	11/15/51	2,783,877
5,450,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2022A	5.000	11/15/46	5,781,444
4,000,000	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013	5.000	05/01/28	4,026,147
9,335,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B	4.000	07/15/43	9,251,385
1,615,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1	5.000	07/15/34	1,642,551
1,165,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1	5.000	07/15/35	1,184,472
5,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1	5.000	05/01/40	5,089,355
5,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1	5.000	08/01/36	5,117,009
5,375,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1	5.000	02/01/43	5,501,573
5,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series F-1	5.000	05/01/38	5,176,947
4,020,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1	4.000	11/01/47	3,920,112
5,000,000	New York City, New York, Educational Construction Fund Revenue Bonds, Series 2021B	5.000	04/01/52	5,228,779
9,585,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Bidding Group 1 Series 2022A	5.000	03/15/45	10,265,655
15,000,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Climate Certified Green Series 2022C	4.125	03/15/57	14,371,327
7,000,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C	5.000	03/15/47	7,328,066
3,800,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C	4.000	03/15/49	3,673,320
500,000	Oneida Indian Nation, New York, Tax Revenue Bonds, Series 2024B	6.000	09/01/43	548,529
2,393,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	806,537
28,646,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	28,766,743
5,750,000	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/29	4,555,894
1,930,000	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/32	1,489,079
1,250,000	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/34	957,104

See Notes to Financial Statements	65

Portfolio of Investments February 28, 2025 (continued)

New York Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$5,430,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000%	01/01/36	$4,139,564
2,340,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021B-1	4.000	05/15/56	2,208,698
2,000,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2022 A	4.000	05/15/51	1,914,508
1,650,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1	5.000	05/15/51	1,732,792
2,255,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Senior Lien Bonds, Series 2022C	4.125	05/15/52	2,174,412

		TOTAL TAX OBLIGATION/LIMITED			190,249,200

		TRANSPORTATION - 31.5%
2,700,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2016A-1	5.250	11/15/56	2,719,942
2,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020A-1	5.000	11/15/48	2,062,891
3,600,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	4.750	11/15/45	3,682,264
9,200,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	5.000	11/15/50	9,459,978
2,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	5.250	11/15/55	2,090,968
2,500,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B	5.000	11/15/37	2,550,078
7,500,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015D-1	5.000	11/15/30	7,584,666
6,655,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D	4.000	11/15/42	6,463,283
8,350,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1	5.250	11/15/30	8,458,565
2,500,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1	5.000	11/15/34	2,560,285
2,800,000	(b)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.300	10/01/37	1,792,000
2,000,000	(b)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.350	10/01/46	1,280,000
6,645,000		New York City, Industrial Development Agency, Senior Airport Facilities Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, (AMT)	5.000	07/01/28	6,680,463
5,000,000		New York State Thruway Authority, General Revenue Bonds, Series 2020N	4.000	01/01/42	5,003,322
3,000,000		New York State Thruway Authority, General Revenue Bonds, Series 2020N	4.000	01/01/43	2,978,360
8,515,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A	5.000	01/01/51	8,597,245
4,750,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	4.000	07/01/31	4,749,076
12,020,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/46	12,019,890
24,965,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50	24,964,705
17,280,000		New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT)	5.500	12/31/60	18,358,163
6,055,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/26	6,062,276

66	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TRANSPORTATION (continued)
$12,610,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000%	08/01/31	$12,625,089
1,745,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.375	08/01/36	1,825,776
2,080,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	6.000	06/30/54	2,242,375
14,915,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.375	06/30/60	15,443,580
1,280,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020A, (AMT)	5.000	12/01/37	1,342,836
1,540,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C	5.000	12/01/34	1,668,369
1,745,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C	5.000	12/01/35	1,885,658
2,010,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/35	2,157,762
10,000,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/36	10,685,557
3,000,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/37	3,191,173
1,000,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/40	1,049,510
1,300,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/27	1,333,659
10,200,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/28	10,606,381
10,035,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/31	10,381,784
1,300,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	4.375	10/01/45	1,269,871
5,400,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	6.000	04/01/35	6,067,171
2,000,000	Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds, Buffalo International Airport, Series 2014A, (AMT)	5.000	04/01/25	2,001,750
3,775,000	Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds, Buffalo International Airport, Series 2014A, (AMT)	5.000	04/01/26	3,777,698
15,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Eighth Series 2016	5.250	11/15/56	15,355,655
2,500,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)	5.000	11/01/44	2,562,519
10,230,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fifth Series 2017	5.000	11/15/47	10,522,593
7,495,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty-Fourth Series 2024	5.000	07/15/54	8,025,320
5,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT)	5.000	01/15/47	5,216,515

See Notes to Financial Statements	67

Portfolio of Investments February 28, 2025 (continued)

New York Municipal Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION (continued)
$4,800,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twentieth Series 2019, (AMT)	4.000%	11/01/59	$4,319,015
8,055,000		Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B	5.000	11/15/38	8,352,674
10,900,000		Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A	5.000	11/15/49	11,246,370
5,000,000		Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A	5.000	11/15/56	5,238,505

		TOTAL TRANSPORTATION			300,513,585

		UTILITIES - 4.3%
4,875,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Green Series 2023E	5.000	09/01/53	5,174,263
2,000,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A - AGM Insured	0.000	06/01/25	1,984,659
2,215,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017	5.000	09/01/42	2,289,034
695,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017	5.000	09/01/47	713,939
7,465,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series CC-1	5.000	06/15/48	7,636,662
9,885,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series CC-1	4.000	06/15/49	9,648,292
4,080,000		New York State Power Authority, Green Transmission Project Revenue Bonds, Green Series 2023A - AGM Insured	5.000	11/15/48	4,383,399
9,400,000	(a)	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, (AMT)	4.750	11/01/42	8,963,526

		TOTAL UTILITIES			40,793,774

		TOTAL MUNICIPAL BONDS (Cost $928,698,493)			935,604,557

		TOTAL LONG-TERM INVESTMENTS (Cost $928,698,493)			935,604,557

		OTHER ASSETS & LIABILITIES, NET - 1.9%			17,785,013

		NET ASSETS - 100%			$953,389,570

AMT	Alternative Minimum Tax

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $75,058,620 or 8.0% of Total Investments.

(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

68	See Notes to Financial Statements

Statement of Assets and Liabilities

February 28, 2025	California High Yield	California	Connecticut	Massachusetts	New Jersey	New York
ASSETS
Long-term investments, at value†	$1,358,566,957	$1,696,417,473	$228,098,476	$481,875,347	$333,182,524	$935,604,557
Cash	–	–	–	–	1,836,928	3,057,856
Receivables:
Interest	22,053,397	20,090,572	2,313,768	5,301,421	3,553,977	11,590,812
Investments sold	870,450	–	–	–	1,126,944	5,038,890
Shares sold	964,486	1,287,706	206,466	147,490	131,020	1,425,165
Unfunded commitments	3,159,913	–	–	–	–	–
Other	82,892	93,388	24,689	26,065	21,176	75,066

Total assets	1,385,698,095	1,717,889,139	230,643,399	487,350,323	339,852,569	956,792,346
LIABILITIES
Cash overdraft	1,828,432	1,405,553	637,223	874,031	–	–
Borrowings	–	1,600,000	–	–	–	–
Floating rate obligations	300,840,000	–	–	–	–	–
Payables:
Management fees	432,777	623,885	91,132	199,268	140,571	387,120
Dividends	465,635	1,286,108	75,316	173,147	157,692	538,954
Interest	2,528,602	20,434	497	36,087	28,392	71,163
Investments purchased - regular settlement	–	–	–	4,883,648	–	–
Shares redeemed	5,122,105	2,628,975	605,877	978,735	527,630	2,035,904
Accrued expenses:
Custodian fees	53,305	58,670	16,642	26,403	23,503	43,871
Trustees fees	53,095	94,627	21,426	22,553	20,024	74,971
Professional fees	57,258	58,747	35,776	40,604	38,115	48,432
Shareholder reporting expenses	15,824	31,657	775	14,746	6,702	22,359
Shareholder servicing agent fees	83,419	149,211	16,451	64,784	38,227	90,194
12b-1 distribution and service fees	92,819	131,147	21,227	35,450	32,900	88,937
Other	1,720	1,025	662	898	921	871

Total liabilities	311,574,991	8,090,039	1,523,004	7,350,354	1,014,677	3,402,776
Commitments and contingencies(1)
Net assets	$1,074,123,104	$1,709,799,100	$229,120,395	$479,999,969	$338,837,892	$953,389,570
NET ASSETS CONSIST OF:
Paid-in capital	$1,321,039,500	$1,908,356,888	$250,262,860	$540,229,798	$361,358,832	$1,076,511,546

Total distributable earnings (loss)	(246,916,396)	(198,557,788)	(21,142,465)	(60,229,829)	(22,520,940)	(123,121,976)
Net assets	$1,074,123,104	$1,709,799,100	$229,120,395	$479,999,969	$338,837,892	$953,389,570

† Long-term investments, cost	$1,359,687,024	$1,721,445,979	$231,702,572	$482,463,091	$342,266,856	$928,698,493

See Notes to Financial Statements

69

Statement of Assets and Liabilities (continued)

	California High Yield	California	Connecticut	Massachusetts	New Jersey	New York
CLASS A:
Net assets	$489,613,792	$749,024,002	$122,056,355	$210,134,376	$173,970,244	$504,895,620
Shares outstanding	60,838,711	74,104,868	12,640,151	22,639,763	16,425,651	51,553,823
Net asset value (“NAV”) per share	$8.05	$10.11	$9.66	$9.28	$10.59	$9.79
Maximum sales charge	4.20%	4.20%	4.20%	4.20%	4.20%	4.20%
Offering price per share (NAV per share plus maximum sales charge)	$8.40	$10.55	$10.08	$9.69	$11.05	$10.22
CLASS C:
Net assets	$23,133,218	$21,906,193	$2,970,471	$3,949,929	$8,262,652	$15,822,810
Shares outstanding	2,878,052	2,177,144	308,248	428,782	784,005	1,617,424
NAV and offering price per share	$8.04	$10.06	$9.64	$9.21	$10.54	$9.78
CLASS I:
Net assets	$561,376,094	$938,868,905	$104,093,569	$265,915,664	$156,604,996	$432,671,140
Shares outstanding	69,841,933	92,869,850	10,755,254	28,634,231	14,738,418	44,144,646
NAV and offering price per share	$8.04	$10.11	$9.68	$9.29	$10.63	$9.80
Authorized shares - per class	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01

(1)	As disclosed in Notes to Financial Statements.

See Notes to Financial Statements

70

Statement of Operations

Year Ended February 28, 2025	California High Yield	California	Connecticut	Massachusetts

INVESTMENT INCOME
Interest	$67,195,930	$76,118,531	$9,119,404	$22,215,659
Total investment income	67,195,930	76,118,531	9,119,404	22,215,659

EXPENSES
Management fees	5,852,467	8,192,191	1,208,474	2,776,601
12b-1 service fees - Class A	1,050,392	1,536,793	243,531	469,747
12b-1 distribution and service fees - Class C	258,463	248,983	33,740	43,321
Shareholder servicing agent fees - Class A	149,465	267,330	39,306	122,754
Shareholder servicing agent fees - Class C	7,346	8,641	1,099	2,262
Shareholder servicing agent fees - Class I	158,363	328,555	37,504	171,280
Interest expense	11,293,030	335,270	65,528	142,856
Trustees fees	42,697	66,857	9,329	21,822
Custodian expenses, net	59,343	37,370	-	1,253
Registration fees	36,351	7,271	6,461	6,715
Professional fees	272,207	100,341	50,479	59,328
Shareholder reporting expenses	35,085	63,691	20,428	40,494
Other	23,738	30,066	9,393	19,628

Total expenses	19,238,947	11,223,359	1,725,272	3,878,061

Net investment income (loss)	47,956,983	64,895,172	7,394,132	18,337,598

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	(21,463,899)	(7,496,297)	(2,525,760)	(5,396,654)
Net realized gain (loss)	(21,463,899)	(7,496,297)	(2,525,760)	(5,396,654)

Change in unrealized appreciation (depreciation) on:
Investments	37,411,050	2,429,302	3,015,658	1,722,469
Net change in unrealized appreciation (depreciation)	37,411,050	2,429,302	3,015,658	1,722,469

Net realized and unrealized gain (loss)	15,947,151	(5,066,995)	489,898	(3,674,185)

Net increase (decrease) in net assets from operations	$63,904,134	$59,828,177	$7,884,030	$14,663,413

See Notes to Financial Statements

71

Statement of Operations (continued)

Year Ended February 28, 2025	New Jersey	New York

INVESTMENT INCOME
Interest	$14,900,390	$50,273,422
Total investment income	14,900,390	50,273,422

EXPENSES
Management fees	1,916,250	5,172,666
12b-1 service fees - Class A	361,518	981,375
12b-1 distribution and service fees - Class C	85,044	164,150
Shareholder servicing agent fees - Class A	81,127	189,771
Shareholder servicing agent fees - Class C	3,820	6,359
Shareholder servicing agent fees - Class I	88,557	220,145
Interest expense	113,999	315,120
Trustees fees	14,976	41,709
Custodian expenses, net	4,296	17,429
Registration fees	3,379	4,824
Professional fees	54,774	76,244
Shareholder reporting expenses	28,452	57,945
Other	14,967	23,587

Total expenses	2,771,159	7,271,324

Net investment income (loss)	12,129,231	43,002,098

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	(1,946,400)	(3,631,599)
Net realized gain (loss)	(1,946,400)	(3,631,599)

Change in unrealized appreciation (depreciation) on:
Investments	325,858	(6,887,879)
Net change in unrealized appreciation (depreciation)	325,858	(6,887,879)

Net realized and unrealized gain (loss)	(1,620,542)	(10,519,478)

Net increase (decrease) in net assets from operations	$10,508,689	$32,482,620

See Notes to Financial Statements

72

Statement of Changes in Net Assets

	California High Yield		California
	Year Ended	Year Ended	Year Ended	Year Ended
	2/28/25	2/29/24	2/28/25	2/29/24
OPERATIONS
Net investment income (loss)	$47,956,983	$47,066,989	$64,895,172	$62,646,505
Net realized gain (loss)	(21,463,899)	(54,189,277)	(7,496,297)	(9,825,082)
Net change in unrealized appreciation (depreciation)	37,411,050	56,390,132	2,429,302	30,700,696

Net increase (decrease) in net assets from operations	63,904,134	49,267,844	59,828,177	83,522,119

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(21,416,939)	(22,579,161)	(27,817,481)	(27,112,106)
Class C	(854,351)	(1,176,943)	(710,394)	(924,819)
Class I	(23,972,462)	(23,509,180)	(36,383,670)	(34,796,759)

Total distributions	(46,243,752)	(47,265,284)	(64,911,545)	(62,833,684)

FUND SHARE TRANSACTIONS
Subscriptions	295,166,356	520,621,315	452,287,585	833,336,788
Reinvestments of distributions	40,949,459	41,870,306	50,975,241	50,334,162
Redemptions	(381,828,271)	(617,717,505)	(497,556,597)	(894,089,614)

Net increase (decrease) from Fund share transactions	(45,712,456)	(55,225,884)	5,706,229	(10,418,664)
Net increase (decrease) in net assets	(28,052,074)	(53,223,324)	622,861	10,269,771
Net assets at the beginning of period	1,102,175,178	1,155,398,502	1,709,176,239	1,698,906,468

Net assets at the end of period	$1,074,123,104	$1,102,175,178	$1,709,799,100	$1,709,176,239

See Notes to Financial Statements

73

Statement of Changes in Net Assets (continued)

	Connecticut		Massachusetts
	Year Ended	Year Ended	Year Ended	Year Ended
	2/28/25	2/29/24	2/28/25	2/29/24
OPERATIONS
Net investment income (loss)	$7,394,132	$6,517,791	$18,337,598	$18,376,531
Net realized gain (loss)	(2,525,760)	(2,296,563)	(5,396,654)	(21,992,068)
Net change in unrealized appreciation (depreciation)	3,015,658	7,815,476	1,722,469	27,454,171

Net increase (decrease) in net assets from operations	7,884,030	12,036,704	14,663,413	23,838,634

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(3,582,097)	(3,289,051)	(7,362,747)	(7,159,982)
Class C	(71,881)	(84,969)	(100,469)	(103,532)
Class I	(3,609,741)	(2,930,546)	(10,931,266)	(10,889,096)

Total distributions	(7,263,719)	(6,304,566)	(18,394,482)	(18,152,610)

FUND SHARE TRANSACTIONS
Subscriptions	60,035,356	98,140,662	89,860,113	315,430,756
Reinvestments of distributions	6,383,510	5,441,452	16,471,901	16,138,304
Redemptions	(78,452,578)	(82,633,702)	(209,729,548)	(378,046,582)

Net increase (decrease) from Fund share transactions	(12,033,712)	20,948,412	(103,397,534)	(46,477,522)
Net increase (decrease) in net assets	(11,413,401)	26,680,550	(107,128,603)	(40,791,498)
Net assets at the beginning of period	240,533,796	213,853,246	587,128,572	627,920,070

Net assets at the end of period	$229,120,395	$240,533,796	$479,999,969	$587,128,572

See Notes to Financial Statements

74

	New Jersey		New York
	Year Ended	Year Ended	Year Ended	Year Ended
	2/28/25	2/29/24	2/28/25	2/29/24
OPERATIONS
Net investment income (loss)	$12,129,231	$12,254,453	$43,002,098	$41,943,090
Net realized gain (loss)	(1,946,400)	(7,767,232)	(3,631,599)	(15,161,768)
Net change in unrealized appreciation (depreciation)	325,858	14,077,877	(6,887,879)	31,160,744

Net increase (decrease) in net assets from operations	10,508,689	18,565,098	32,482,620	57,942,066

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(5,648,116)	(6,064,783)	(19,167,463)	(19,510,462)
Class C	(199,129)	(202,780)	(511,113)	(628,686)
Class I	(6,608,700)	(5,849,312)	(23,320,559)	(21,290,301)

Total distributions	(12,455,945)	(12,116,875)	(42,999,135)	(41,429,449)

FUND SHARE TRANSACTIONS
Subscriptions	73,748,449	150,343,480	258,999,542	455,467,099
Reinvestments of distributions	10,606,043	10,398,555	36,815,585	35,148,859
Redemptions	(133,601,509)	(192,953,009)	(388,489,888)	(584,203,082)

Net increase (decrease) from Fund share transactions	(49,247,017)	(32,210,974)	(92,674,761)	(93,587,124)
Net increase (decrease) in net assets	(51,194,273)	(25,762,751)	(103,191,276)	(77,074,507)
Net assets at the beginning of period	390,032,165	415,794,916	1,056,580,846	1,133,655,353

Net assets at the end of period	$338,837,892	$390,032,165	$953,389,570	$1,056,580,846

See Notes to Financial Statements

75

Statement of Cash Flows

California High
Year Ended February 28, 2025	Yield

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations	$63,904,134
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(307,576,074)
Proceeds from sale and maturities of investments	297,433,007
Proceeds from (Purchase of) short-term investments, net	4,925,000
Amortization (Accretion) of premiums and discounts, net	(2,251,050)
(Increase) Decrease in:
Receivable for interest	(847,899)
Receivable for investments sold	(825,450)
Other assets	31,966
Increase (Decrease) in:
Payable for interest	146,409
Payable for management fees	(32,872)
Accrued custodian fees	(52,240)
Accrued 12b-1 distribution and service fees	(16,145)
Accrued Trustees fees	(27,904)
Accrued professional fees	(3,223)
Accrued shareholder reporting expenses	(433)
Accrued shareholder servicing agent fees	(14,570)
Accrued other expenses	(208)
Net realized (gain) loss from investments	21,463,899
Net realized (gain) loss from paydowns	(298)
Net change in unrealized (appreciation) depreciation of investments	(37,411,050)
Net cash provided by (used in) operating activities	38,844,999
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	43,496,723
(Repayments) of borrowings	(43,496,723)
Proceeds from floating rate obligations	106,245,000
(Repayments of) floating rate obligations	(78,309,000)
Increase (Decrease) in:
Cash overdraft	1,828,432
Cash distributions paid to common shareholders	(5,239,438)
Subscriptions	295,625,977
Redemptions	(379,809,086)

Net cash provided by (used in) financing activities	(59,658,115)
Net increase (decrease) in cash	(20,813,116)
Cash at the beginning of period	20,813,116

Cash at the end of period	$—

California High
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	Yield
Cash paid for interest	$10,864,817
Non-cash financing activities not included herein consists of reinvestments of share distributions	40,949,459

See Notes to Financial Statements

76

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
California High Yield
Class A
2/28/25	$7.91	$0.34	$0.13	$0.47	$(0.33)	$—	$(0.33)	$8.05
2/29/24	7.91	0.33	(0.01)	0.32	(0.32)	—	(0.32)	7.91
2/28/23	9.89	0.36	(1.96)	(1.60)	(0.38)	—	(0.38)	7.91
2/28/22	10.17	0.38	(0.27)	0.11	(0.39)	—	(0.39)	9.89
2/28/21	10.62	0.40	(0.47)	(0.07)	(0.38)	—	(0.38)	10.17
Class C
2/28/25	7.90	0.27	0.13	0.40	(0.26)	—	(0.26)	8.04
2/29/24	7.90	0.26	–	0.26	(0.26)	—	(0.26)	7.90
2/28/23	9.88	0.30	(1.97)	(1.67)	(0.31)	—	(0.31)	7.90
2/28/22	10.16	0.30	(0.27)	0.03	(0.31)	—	(0.31)	9.88
2/28/21	10.61	0.32	(0.47)	(0.15)	(0.30)	—	(0.30)	10.16
Class I
2/28/25	7.90	0.36	0.12	0.48	(0.34)	—	(0.34)	8.04
2/29/24	7.90	0.34	–	0.34	(0.34)	—	(0.34)	7.90
2/28/23	9.89	0.38	(1.97)	(1.59)	(0.40)	—	(0.40)	7.90
2/28/22	10.17	0.40	(0.27)	0.13	(0.41)	—	(0.41)	9.89
2/28/21	10.61	0.42	(0.46)	(0.04)	(0.40)	—	(0.40)	10.17

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.

(d)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Expenses Including Interest(c),(d)	Expenses Excluding Interest(c)	NII (Loss)(c)	Portfolio Turnover Rate

6.00%	$489,614	1.83%	0.81%	4.25%	22%
4.28	525,972	1.83	0.83	4.20	38
(16.24)	557,165	1.51	0.81	4.37	59
0.97	730,028	0.97	0.78	3.66	13
(0.53)	635,387	1.09	0.80	4.00	22

5.20	23,133	2.61	1.59	3.44	22
3.48	29,844	2.63	1.63	3.37	38
(16.95)	40,345	2.31	1.61	3.56	59
0.15	64,538	1.77	1.58	2.86	13
(1.33)	71,002	1.89	1.60	3.20	22

6.25	561,376	1.61	0.59	4.45	22
4.53	546,359	1.63	0.63	4.36	38
(16.16)	557,889	1.31	0.61	4.53	59
1.14	689,842	0.77	0.58	3.85	13
(0.26)	607,992	0.89	0.60	4.19	22

See Notes to Financial Statements

78

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
California
Class A
2/28/25	$10.13	$0.37	$(0.02)	$0.35	$(0.37)	$—	$(0.37)	$10.11
2/29/24	10.00	0.36	0.13	0.49	(0.36)	—	(0.36)	10.13
2/28/23	11.17	0.33	(1.19)	(0.86)	(0.31)	—	(0.31)	10.00
2/28/22	11.49	0.26	(0.32)	(0.06)	(0.26)	—	(0.26)	11.17
2/28/21	11.81	0.29	(0.33)	(0.04)	(0.28)	—	(0.28)	11.49
Class C
2/28/25	10.09	0.29	(0.03)	0.26	(0.29)	—	(0.29)	10.06
2/29/24	9.96	0.28	0.14	0.42	(0.29)	—	(0.29)	10.09
2/28/23	11.13	0.25	(1.19)	(0.94)	(0.23)	—	(0.23)	9.96
2/28/22	11.45	0.17	(0.33)	(0.16)	(0.16)	—	(0.16)	11.13
2/28/21	11.76	0.20	(0.32)	(0.12)	(0.19)	—	(0.19)	11.45
Class I
2/28/25	10.14	0.39	(0.03)	0.36	(0.39)	—	(0.39)	10.11
2/29/24	10.00	0.38	0.15	0.53	(0.39)	—	(0.39)	10.14
2/28/23	11.19	0.35	(1.21)	(0.86)	(0.33)	—	(0.33)	10.00
2/28/22	11.51	0.28	(0.32)	(0.04)	(0.28)	—	(0.28)	11.19
2/28/21	11.82	0.31	(0.31)	—	(0.31)	—	(0.31)	11.51

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.

(d)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

(e)	Value rounded to zero.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Expenses Including Interest(c),(d)	Expenses Excluding Interest(c)	NII (Loss)(c)	Portfolio Turnover Rate

3.48%	$749,024	0.76%	0.74%	3.63%	21%
5.06	777,264	0.74	0.73	3.65	29
(7.69)	736,628	0.76	0.74	3.23	87
(0.61)	860,807	0.72	0.72	2.22	27
(0.29)	921,120	0.73	0.73	2.51	25

2.59	21,906	1.53	1.51	2.83	21
4.26	28,731	1.54	1.53	2.85	29
(8.48)	37,046	1.56	1.54	2.42	87
(1.42)	58,842	1.52	1.52	1.43	27
(0.99)	70,693	1.53	1.53	1.73	25

3.62	938,869	0.53	0.51	3.84	21
5.41	903,181	0.54	0.53	3.85	29
(7.64)	925,232	0.56	0.54	3.42	87
(0.40)	1,396,276	0.52	0.52	2.43	27
0.00 (e)	1,370,713	0.53	0.53	2.72	25

See Notes to Financial Statements

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Connecticut
Class A
2/28/25	$9.63	$0.29	$0.02	$0.31	$(0.28)	$—	$(0.28)	$9.66
2/29/24	9.38	0.27	0.25	0.52	(0.27)	—	(0.27)	9.63
2/28/23	10.44	0.24	(1.07)	(0.83)	(0.23)	—	(0.23)	9.38
2/28/22	10.72	0.23	(0.27)	(0.04)	(0.24)	—	(0.24)	10.44
2/28/21	10.99	0.28	(0.25)	0.03	(0.30)	—	(0.30)	10.72
Class C
2/28/25	9.61	0.21	0.03	0.24	(0.21)	—	(0.21)	9.64
2/29/24	9.36	0.20	0.24	0.44	(0.19)	—	(0.19)	9.61
2/28/23	10.41	0.16	(1.06)	(0.90)	(0.15)	—	(0.15)	9.36
2/28/22	10.69	0.15	(0.28)	(0.13)	(0.15)	—	(0.15)	10.41
2/28/21	10.97	0.20	(0.26)	(0.06)	(0.22)	—	(0.22)	10.69
Class I
2/28/25	9.65	0.31	0.02	0.33	(0.30)	—	(0.30)	9.68
2/29/24	9.40	0.29	0.24	0.53	(0.28)	—	(0.28)	9.65
2/28/23	10.46	0.26	(1.07)	(0.81)	(0.25)	—	(0.25)	9.40
2/28/22	10.74	0.25	(0.27)	(0.02)	(0.26)	—	(0.26)	10.46
2/28/21	11.02	0.30	(0.25)	0.05	(0.33)	—	(0.33)	10.74

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

81

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Expenses Including Interest(c)	Expenses Excluding Interest	NII (Loss)	Portfolio Turnover Rate

3.30%	$122,056	0.82%	0.79%	2.99%	24%
5.60	118,241	0.80	0.78	2.92	14
(7.94)	122,309	0.81	0.79	2.51	16
(0.43)	158,274	0.78	0.78	2.16	17
0.34	160,706	0.80	0.79	2.63	9

2.48	2,970	1.59	1.56	2.17	24
4.76	4,036	1.60	1.58	2.11	14
(8.63)	4,573	1.61	1.59	1.72	16
(1.25)	5,790	1.58	1.58	1.36	17
(0.54)	7,002	1.60	1.59	1.83	9

3.49	104,094	0.59	0.56	3.18	24
5.79	118,257	0.60	0.58	3.12	14
(7.72)	86,971	0.61	0.59	2.69	16
(0.21)	120,028	0.58	0.58	2.35	17
0.47	102,331	0.60	0.59	2.83	9

See Notes to Financial Statements

82

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Massachusetts
Class A
2/28/25	$9.34	$0.29	$(0.06)	$0.23	$(0.29)	$—	$(0.29)	$9.28
2/29/24	9.18	0.27	0.15	0.42	(0.26)	—	(0.26)	9.34
2/28/23	10.20	0.22	(1.03)	(0.81)	(0.21)	—	(0.21)	9.18
2/28/22	10.41	0.19	(0.22)	(0.03)	(0.18)	—	(0.18)	10.20
2/28/21	10.66	0.23	(0.25)	(0.02)	(0.23)	—	(0.23)	10.41
Class C
2/28/25	9.26	0.21	(0.05)	0.16	(0.21)	—	(0.21)	9.21
2/29/24	9.11	0.19	0.15	0.34	(0.19)	—	(0.19)	9.26
2/28/23	10.12	0.15	(1.03)	(0.88)	(0.13)	—	(0.13)	9.11
2/28/22	10.32	0.10	(0.20)	(0.10)	(0.10)	—	(0.10)	10.12
2/28/21	10.58	0.14	(0.25)	(0.11)	(0.15)	—	(0.15)	10.32
Class I
2/28/25	9.34	0.31	(0.05)	0.26	(0.31)	—	(0.31)	9.29
2/29/24	9.18	0.28	0.16	0.44	(0.28)	—	(0.28)	9.34
2/28/23	10.20	0.24	(1.04)	(0.80)	(0.22)	—	(0.22)	9.18
2/28/22	10.41	0.21	(0.22)	(0.01)	(0.20)	—	(0.20)	10.20
2/28/21	10.66	0.25	(0.25)	—	(0.25)	—	(0.25)	10.41

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.

(d)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

83

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Expenses Including Interest(c),(d)	Expenses Excluding Interest(c)	NII (Loss)(c)	Portfolio Turnover Rate

2.53%	$210,134	0.83%	0.80%	3.12%	14%
4.70	262,819	0.79	0.77	2.90	31
(7.99)	234,024	0.78	0.77	2.39	35
(0.30)	260,770	0.77	0.77	1.76	13
(0.11)	280,258	0.78	0.78	2.18	11

1.80	3,950	1.58	1.55	2.33	14
3.75	4,638	1.59	1.57	2.08	31
(8.74)	6,068	1.58	1.57	1.57	35
(1.00)	9,182	1.57	1.57	0.97	13
(1.02)	9,569	1.58	1.58	1.39	11

2.84	265,916	0.58	0.55	3.32	14
4.90	319,672	0.59	0.57	3.08	31
(7.82)	387,828	0.58	0.57	2.58	35
(0.13)	447,127	0.57	0.57	1.97	13
0.06	384,795	0.58	0.58	2.39	11

See Notes to Financial Statements

84

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
New Jersey
Class A
2/28/25	$10.63	$0.32	$(0.03)	$0.29	$(0.33)	$—	$(0.33)	$10.59
2/29/24	10.32	0.31	0.31	0.62	(0.31)	—	(0.31)	10.63
2/28/23	11.32	0.29	(1.02)	(0.73)	(0.27)	—	(0.27)	10.32
2/28/22	11.67	0.28	(0.36)	(0.08)	(0.27)	—	(0.27)	11.32
2/28/21	11.99	0.30	(0.32)	(0.02)	(0.30)	—	(0.30)	11.67
Class C
2/28/25	10.58	0.24	(0.03)	0.21	(0.25)	—	(0.25)	10.54
2/29/24	10.28	0.23	0.30	0.53	(0.23)	—	(0.23)	10.58
2/28/23	11.27	0.20	(1.01)	(0.81)	(0.18)	—	(0.18)	10.28
2/28/22	11.62	0.18	(0.35)	(0.17)	(0.18)	—	(0.18)	11.27
2/28/21	11.93	0.20	(0.30)	(0.10)	(0.21)	—	(0.21)	11.62
Class I
2/28/25	10.67	0.34	(0.03)	0.31	(0.35)	—	(0.35)	10.63
2/29/24	10.36	0.33	0.31	0.64	(0.33)	—	(0.33)	10.67
2/28/23	11.37	0.31	(1.03)	(0.72)	(0.29)	—	(0.29)	10.36
2/28/22	11.71	0.30	(0.34)	(0.04)	(0.30)	—	(0.30)	11.37
2/28/21	12.03	0.32	(0.31)	0.01	(0.33)	—	(0.33)	11.71

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

$		$		$		$		$		$
		Ratio/Supplemental Data
				Ratios to Average Net Assets
Total Return(b)		Net Assets, End of Period (000)		Expenses Including Interest(c)		Expenses Excluding Interest		NII (Loss)		Portfolio Turnover Rate

	2.79%		$173,970		0.82%		0.79%		3.05%		18%
	6.10		190,653		0.82		0.78		3.00		25
	(6.45)		218,230		0.84		0.79		2.73		24
	(0.73)		201,268		0.78		0.77		2.36		10
	(0.09)		203,304		0.81		0.79		2.56		14

	1.98		8,263		1.58		1.55		2.25		18
	5.18		9,237		1.62		1.58		2.19		25
	(7.16)		10,274		1.64		1.59		1.92		24
	(1.55)		13,918		1.58		1.57		1.55		10
	(0.81)		14,867		1.61		1.59		1.76		14

	3.01		156,605		0.58		0.55		3.24		18
	6.32		190,143		0.62		0.58		3.19		25
	(6.31)		187,291		0.64		0.59		2.92		24
	(0.44)		219,492		0.58		0.57		2.56		10
	0.12		206,403		0.61		0.59		2.76		14

See Notes to Financial Statements

86

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
New York
Class A
2/28/25	$9.88	$0.38	$(0.09)	$0.29	$(0.38)	$—	$(0.38)	$9.79
2/29/24	9.68	0.37	0.19	0.56	(0.36)	—	(0.36)	9.88
2/28/23	10.89	0.33	(1.23)	(0.90)	(0.31)	—	(0.31)	9.68
2/28/22	11.16	0.28	(0.26)	0.02	(0.29)	—	(0.29)	10.89
2/28/21	11.54	0.31	(0.38)	(0.07)	(0.31)	—	(0.31)	11.16
Class C
2/28/25	9.87	0.30	(0.08)	0.22	(0.31)	—	(0.31)	9.78
2/29/24	9.67	0.29	0.20	0.49	(0.29)	—	(0.29)	9.87
2/28/23	10.87	0.25	(1.22)	(0.97)	(0.23)	—	(0.23)	9.67
2/28/22	11.15	0.19	(0.27)	(0.08)	(0.20)	—	(0.20)	10.87
2/28/21	11.52	0.22	(0.37)	(0.15)	(0.22)	—	(0.22)	11.15
Class I
2/28/25	9.89	0.40	(0.09)	0.31	(0.40)	—	(0.40)	9.80
2/29/24	9.69	0.39	0.19	0.58	(0.38)	—	(0.38)	9.89
2/28/23	10.89	0.35	(1.22)	(0.87)	(0.33)	—	(0.33)	9.69
2/28/22	11.17	0.31	(0.28)	0.03	(0.31)	—	(0.31)	10.89
2/28/21	11.55	0.34	(0.38)	(0.04)	(0.34)	—	(0.34)	11.17

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.

(d)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

$		$		$		$		$		$
		Ratio/Supplemental Data
				Ratios to Average Net Assets
Total Return(b)		Net Assets, End of Period (000)		Expenses Including Interest(c),(d)		Expenses Excluding Interest(c)		NII (Loss)(c)		Portfolio Turnover Rate

	3.03%		$504,896		0.79%		0.76%		3.90%		13%
	5.97		485,499		0.76		0.74		3.78		32
	(8.28)		540,518		0.76		0.75		3.36		86
	0.09		509,874		0.73		0.73		2.51		12
	(0.52)		516,697		0.76		0.75		2.83		31

	2.22		15,823		1.55		1.52		3.09		13
	5.11		18,115		1.56		1.54		2.99		32
	(8.96)		24,639		1.56		1.55		2.51		86
	(0.80)		40,015		1.53		1.53		1.71		12
	(1.24)		43,211		1.56		1.55		2.04		31

	3.22		432,671		0.55		0.52		4.08		13
	6.16		552,967		0.56		0.54		3.97		32
	(7.99)		568,498		0.56		0.55		3.53		86
	0.21		709,958		0.53		0.53		2.71		12
	(0.31)		666,168		0.56		0.55		3.03		31

See Notes to Financial Statements

88

Notes to Financial Statements

1.  General Information

Trust and Fund Information: The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen California High Yield Municipal Bond Fund (“California High Yield”), Nuveen California Municipal Bond Fund (“California”), Nuveen Connecticut Municipal Bond Fund (“Connecticut”), Nuveen Massachusetts Municipal Bond Fund (“Massachusetts”), Nuveen New Jersey Municipal Bond Fund (“New Jersey”), and Nuveen New York Municipal Bond Fund (“New York”) (each a “Fund” and collectively the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

Current Fiscal Period: The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended February 28, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub- advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.

2.  Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Fund	Gross Custodian Fee Credits

California High Yield	$74,602

California	111,988

Connecticut	45,742

Massachusetts	65,365

New Jersey	57,901

New York	85,691

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (continued)

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.  Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

California High Yield	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$1,358,499,910	$67,047	$1,358,566,957
Unfunded Commitments*	–	–	3,159,913	3,159,913
Total	$–	$1,358,499,910	$3,226,960	$1,361,726,870

California	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$1,696,390,930	$26,543	$1,696,417,473
Total	$–	$1,696,390,930	$26,543	$1,696,417,473

Connecticut	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$228,098,476	$–	$228,098,476
Total	$–	$228,098,476	$–	$228,098,476

Massachusetts	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$481,875,347	$–	$481,875,347
Total	$–	$481,875,347	$–	$481,875,347

New Jersey	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$333,182,524	$–	$333,182,524
Total	$–	$333,182,524	$–	$333,182,524

New York	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$935,604,557	$–	$935,604,557
Total	$–	$935,604,557	$–	$935,604,557

*	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.

4.  Portfolio Securities

Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating

Notes to Financial Statements (continued)

rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Floating Rate Obligations: Self- Deposited Inverse Floaters	Floating Rate Obligations: Externally-Deposited Inverse Floaters	Total

California High Yield	$300,840,000	$4,530,000	$305,370,000

California	–	–	–

Connecticut	–	–	–

Massachusetts	–	–	–

New Jersey	–	–	–

New York	–	–	–

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:

Fund	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate And Fees

California High Yield	$288,717,255	3.75%

California	–	–

Connecticut	–	–

Massachusetts	–	–

New Jersey	–	–

New York	–	–

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Maximum Exposure to Recourse Trusts: Self-Deposited Inverse Floaters	Maximum Exposure to Recourse Trusts: Externally-Deposited Inverse Floaters	Total

California High Yield	$300,840,000	$4,530,000	$305,370,000

California	–	–	–

Connecticut	–	–	–

Massachusetts	–	–	–

New Jersey	–	–	–

New York	–	–	–

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Securities Lending: California High Yield may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

Notes to Financial Statements (continued)

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.

As of the end of the reporting period, the Fund did not have any securities out of loan.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales and Maturities

California High Yield	$307,576,074	$297,433,007

California	401,647,283	353,729,298

Connecticut	59,830,699	55,104,875

Massachusetts	79,760,237	153,437,565

New Jersey	69,254,669	118,546,448

New York	135,091,018	218,691,536

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities. California High Yield has invested in an unfunded commitment, in which, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of the unsettled transaction. Any unrealized appreciation (depreciation) for an unfunded commitment is separately presented on the Statements of Assets and Liabilities. An unfunded commitment is priced at its fair market value and any unrealized appreciation (depreciation) is separately presented on the Statement of Asset and Liabilities.

Fund	Asset Class	Principal Amount	Value	Unrealized Appreciation (Depreciation)
California High Yield	Unfunded Commitments	$33,213,942	$3,159,913	$3,159,913

5.  Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.  Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Year Ended 2/28/25		Year Ended 2/29/24
California High Yield	Shares	Amount	Shares	Amount
Subscriptions:
Class A	13,321,489	$106,610,378	20,648,461	$158,443,043
Class A - automatic conversion of Class C	9,521	75,971	–	–
Class C	402,185	3,215,087	472,224	3,636,631
Class I	23,215,585	185,264,920	46,878,737	358,541,641
Total subscriptions	36,948,780	295,166,356	67,999,422	520,621,315
Reinvestments of distributions:
Class A	2,371,499	18,932,100	2,605,679	20,102,293
Class C	99,688	794,349	141,822	1,094,257
Class I	2,660,871	21,223,010	2,676,810	20,673,756
Total reinvestments of distributions	5,132,058	40,949,459	5,424,311	41,870,306
Redemptions:
Class A	(21,378,969)	(170,272,540)	(27,214,778)	(209,277,802)
Class C	(1,391,521)	(11,082,986)	(1,943,372)	(14,983,976)
Class C - automatic conversion to Class A	(9,521)	(75,971)	–	–
Class I	(25,189,567)	(200,396,774)	(51,015,787)	(393,455,727)
Total redemptions	(47,969,578)	(381,828,271)	(80,173,937)	(617,717,505)
Net increase (decrease)	(5,888,740)	$(45,712,456)	(6,750,204)	$(55,225,884)

	Year Ended 2/28/25		Year Ended 2/29/24
California	Shares	Amount	Shares	Amount
Subscriptions:
Class A	13,933,604	$141,242,276	31,922,114	$311,720,731
Class C	399,797	4,031,003	545,396	5,435,685
Class I	30,323,869	307,014,306	52,279,195	516,180,372
Total subscriptions	44,657,270	452,287,585	84,746,705	833,336,788
Reinvestments of distributions:
Class A	2,444,469	24,725,795	2,445,698	24,321,067
Class C	68,667	691,355	89,926	890,677
Class I	2,525,710	25,558,091	2,524,063	25,122,418
Total reinvestments of distributions	5,038,846	50,975,241	5,059,687	50,334,162
Redemptions:
Class A	(18,999,270)	(192,333,045)	(31,339,010)	(306,234,642)
Class C	(1,139,224)	(11,491,813)	(1,507,802)	(14,885,564)
Class I	(29,092,234)	(293,731,739)	(58,176,300)	(572,969,408)
Total redemptions	(49,230,728)	(497,556,597)	(91,023,112)	(894,089,614)
Net increase (decrease)	465,388	$5,706,229	(1,216,720)	$(10,418,664)

Notes to Financial Statements (continued)

	Year Ended 2/28/25		Year Ended 2/29/24
Connecticut	Shares	Amount	Shares	Amount
Subscriptions:
Class A	2,568,959	$24,757,495	2,057,571	$19,570,329
Class A - automatic conversion of Class C	–	–	3,919	35,620
Class C	16,093	154,104	63,299	599,441
Class I	3,641,555	35,123,757	8,356,747	77,935,272
Total subscriptions	6,226,607	60,035,356	10,481,536	98,140,662
Reinvestments of distributions:
Class A	316,498	3,043,710	294,301	2,773,134
Class C	5,686	54,532	7,072	66,531
Class I	340,951	3,285,268	275,467	2,601,787
Total reinvestments of distributions	663,135	6,383,510	576,840	5,441,452
Redemptions:
Class A	(2,528,569)	(24,325,705)	(3,107,106)	(29,329,108)
Class C	(133,641)	(1,283,270)	(134,705)	(1,271,493)
Class C - automatic conversion to Class A	–	–	(3,927)	(35,620)
Class I	(5,485,850)	(52,843,603)	(5,623,780)	(51,997,481)
Total redemptions	(8,148,060)	(78,452,578)	(8,869,518)	(82,633,702)
Net increase (decrease)	(1,258,318)	$(12,033,712)	2,188,858	$20,948,412

	Year Ended 2/28/25		Year Ended 2/29/24
Massachusetts	Shares	Amount	Shares	Amount
Subscriptions:
Class A	1,331,239	$12,353,372	15,045,601	$133,463,257
Class C	71,075	655,611	92,714	849,256
Class I	8,260,511	76,851,130	19,733,928	181,118,243
Total subscriptions	9,662,825	89,860,113	34,872,243	315,430,756
Reinvestments of distributions:
Class A	741,416	6,890,151	717,813	6,608,229
Class C	10,079	92,962	10,027	91,624
Class I	1,020,316	9,488,788	1,026,078	9,438,451
Total reinvestments of distributions	1,771,811	16,471,901	1,753,918	16,138,304
Redemptions:
Class A	(7,582,754)	(70,512,772)	(13,111,147)	(118,021,526)
Class C	(152,970)	(1,407,821)	(268,510)	(2,456,126)
Class I	(14,871,204)	(137,808,955)	(28,772,604)	(257,568,930)
Total redemptions	(22,606,928)	(209,729,548)	(42,152,261)	(378,046,582)
Net increase (decrease)	(11,172,292)	$(103,397,534)	(5,526,100)	$(46,477,522)

	Year Ended 2/28/25		Year Ended 2/29/24
New Jersey	Shares	Amount	Shares	Amount
Subscriptions:
Class A	1,950,623	$20,580,264	2,897,943	$29,711,178
Class C	128,335	1,344,799	180,714	1,880,552
Class I	4,894,929	51,823,386	11,436,840	118,751,750
Total subscriptions	6,973,887	73,748,449	14,515,497	150,343,480
Reinvestments of distributions:
Class A	477,353	5,032,382	526,469	5,469,661
Class C	16,600	174,126	17,119	177,226
Class I	510,372	5,399,535	455,577	4,751,668
Total reinvestments of distributions	1,004,325	10,606,043	999,165	10,398,555
Redemptions:
Class A	(3,939,638)	(41,524,751)	(6,626,332)	(67,379,072)
Class C	(234,134)	(2,461,712)	(324,484)	(3,355,677)
Class I	(8,495,528)	(89,615,046)	(12,138,240)	(122,218,260)
Total redemptions	(12,669,300)	(133,601,509)	(19,089,056)	(192,953,009)
Net increase (decrease)	(4,691,088)	$(49,247,017)	(3,574,394)	$(32,210,974)

	Year Ended 2/28/25		Year Ended 2/29/24
New York	Shares	Amount	Shares	Amount
Subscriptions:
Class A	11,899,009	$117,171,245	13,938,758	$133,553,174
Class A - automatic conversion of Class C	36,968	365,172	47,612	455,194
Class C	398,434	3,926,641	176,247	1,701,218
Class I	13,987,673	137,536,484	33,540,820	319,757,513
Total subscriptions	26,322,084	258,999,542	47,703,437	455,467,099
Reinvestments of distributions:
Class A	1,711,822	16,810,024	1,767,083	17,147,082
Class C	46,504	456,162	56,639	549,251
Class I	1,988,940	19,549,399	1,795,267	17,452,526
Total reinvestments of distributions	3,747,266	36,815,585	3,618,989	35,148,859
Redemptions:
Class A	(11,238,473)	(110,451,094)	(22,437,797)	(212,425,274)
Class C	(626,030)	(6,145,247)	(897,653)	(8,660,916)
Class C - automatic conversion to Class A	(36,996)	(365,084)	(47,669)	(455,194)
Class I	(27,770,988)	(271,528,463)	(38,088,552)	(362,661,698)
Total redemptions	(39,672,487)	(388,489,888)	(61,471,671)	(584,203,082)
Net increase (decrease)	(9,603,137)	$(92,674,761)	(10,149,245)	$(93,587,124)

7.  Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to paydowns and taxable market discount. Temporary and permanent differences have no impact on a Fund’s net assets.

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

California High Yield	$1,063,281,289	$39,917,878	$(42,312,297)	$(2,394,419)

California	1,720,017,252	32,096,301	(55,696,080)	(23,599,779)

Connecticut	231,620,738	2,158,692	(5,680,954)	(3,522,262)

Massachusetts	482,725,907	5,177,051	(6,027,611)	(850,560)

New Jersey	341,775,324	6,574,049	(15,166,849)	(8,592,800)

New York	928,150,124	23,711,278	(16,256,845)	7,454,433

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

Notes to Financial Statements (continued)

Fund	Undistributed Tax-Exempt Income[1]	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

California High Yield	$2,052,844	$175,899	$–	$(2,394,419)	$(242,849,288)	$–	$(3,901,432)	$(246,916,396)

California	7,450,155	696	–	(23,599,779)	(176,965,539)	–	(5,443,321)	(198,557,788)

Connecticut	891,962	–	–	(3,522,262)	(17,895,766)	–	(616,399)	(21,142,465)

Massachusetts	2,309,467	–	–	(850,560)	(60,226,864)	–	(1,461,872)	(60,229,829)

New Jersey	932,457	5,679	–	(8,592,800)	(13,881,660)	–	(984,616)	(22,520,940)

New York	4,027,618	–	–	7,454,433	(131,123,661)	–	(3,480,366)	(123,121,976)

1	Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period February 3, 2025 through February 28, 2025 and paid on March 3, 2025.

The tax character of distributions paid was as follows:

	2/28/25			2/29/24
Fund	Tax-Exempt Income[1]	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains

California High Yield	$43,553,566	$2,690,186	$–	$45,384,993	$1,880,291	$–

California	64,651,823	259,722	–	62,652,805	180,879	–

Connecticut	7,263,719	–	–	6,304,566	–	–

Massachusetts	18,394,482	–	–	18,152,610	–	–

New Jersey	12,453,110	2,835	–	12,108,842	8,033	–

New York	42,967,391	31,744	–	41,251,673	177,776	–

1 Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

As of year end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

California High Yield	$85,086,837	$157,762,451	$242,849,288

California	107,604,077	69,361,462	176,965,539

Connecticut	6,983,961	10,911,805	17,895,766

Massachusetts	18,624,200	41,602,664	60,226,864

New Jersey	2,167,085	11,714,575	13,881,660

New York	78,886,570	52,237,091	131,123,661

8.  Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Net Assets	California High Yield	California	Connecticut	Massachusetts	New Jersey	New York
For the first $125 million	0.4000%	0.3500%	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3875	0.3375	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3750	0.3250	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3625	0.3125	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3500	0.3000	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	–	0.2750	0.2750	0.2750	0.2750	0.2750
For the next $8 billion	0.3250	–	–	–	–	–
For the next $5 billion	0.3150	0.2500	0.2500	0.2500	0.2500	0.2500
For the next $5 billion	0.3000	–	–	–	–	–
For net assets over $10 billion	–	0.2375	0.2375	0.2375	0.2375	0.2375
For net assets over $20 billion	0.2875	–	–	–	–	–

For the period March 1, 2024 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

Effective May 1, 2024, the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of February 28, 2025, the complex-level fee for each Fund was as follows:

Notes to Financial Statements (continued)

Fund	Complex-Level Fee

California High Yield	0.1574%

California	0.1574%

Connecticut	0.1574%

Massachusetts	0.1574%

New Jersey	0.1574%

New York	0.1574%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:

Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap

California High Yield	N/A	N/A	1.00%

California	N/A	N/A	0.75%

Massachusetts	N/A	N/A	0.75%

New York	N/A	N/A	0.75%

N/A - Not Applicable.

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

Fund	Purchases	Sales	Realized Gain (Loss)

California High Yield	$–	$21,525,339	$(1,806,723)

California	4,992,038	–	–

Connecticut	1,114,053	–	–

Massachusetts	4,196,604	8,539,554	(205,296)

New Jersey	1,057,389	1,628,154	32,804

New York	–	–	–

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected (Unaudited)	Paid to Financial Intermediaries (Unaudited)

California High Yield	$673,297	$666,873

California	1,113,630	1,105,199

Connecticut	226,609	217,425

Massachusetts	83,931	82,181

New Jersey	168,509	165,657

New York	951,723	943,337

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Fund	Commission Advances (Unaudited)

California High Yield	$653,290

California	1,090,172

Connecticut	162,221

Massachusetts	74,418

New Jersey	155,915

New York	928,639

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Fund	12b-1 Fees Retained (Unaudited)

California High Yield	$24,209

California	38,767

Connecticut	3,107

Massachusetts	4,328

New Jersey	6,895

New York	17,243

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained (Unaudited)

California High Yield	$52,415

California	75,978

Connecticut	756

Massachusetts	908

New Jersey	131

New York	68,542

Notes to Financial Statements (continued)

9.  Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.

10.  Borrowing Arrangements

Committed Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:

Fund	Maximum Outstanding Balance

California High Yield	$30,300,000

California	47,200,000

Connecticut	1,566,918

Massachusetts	60,000,000

New Jersey	40,000,000

New York	118,400,000

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate

California High Yield	20	$12,094,672	5.53%

California	57	13,792,760	6.31

Connecticut	5	961,670	6.13

Massachusetts	10	24,382,812	5.83

New Jersey	11	17,581,177	5.89

New York	38	18,706,567	6.17

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.

11.  Subsequent Events

Puerto Rico Electric Power Authority Bonds: Subsequent to the reporting period end, on March 28, 2025, the Financial Oversight and Management Board for Puerto Rico (the “FOMB”) filed the Fifth Amended Plan of Adjustment (the “Fifth Amended Plan”) that would reduce PREPA debt from approximately $10 billion to the equivalent of $2.6 billion of Base Consideration for creditors in cash or bonds, reflecting the projections and findings of a new PREPA fiscal plan that was certified by the FOMB on February 6, 2025.

Given the new PREPA fiscal plan along with proposed amendments outlined in the Fifth Amended Plan, greater uncertainty exists as to whether PREPA will issue new bonds (the “Bonds”) in accordance with the terms of the previously agreed upon Forward Delivery Bond Purchase Agreement (“Bond Purchase Agreement”) for which the Fund has participated as a member of the Ad Hoc Group of Consenting PREPA bondholders (the “Ad Hoc Group”). If PREPA terminates the Bond Purchase Agreement and instead participates in an alternative exit financing transaction, the Ad Hoc Group is entitled to a “break-up fee” equivalent to the difference between the principal amount of Bonds each member of the Ad Hoc Group committed to purchase and the estimated market value of the Bonds as of the termination date of the Bond Purchase Agreement and/ or confirmation of the Fifth Amended Plan. Management is monitoring the impact of the Fifth Amended Plan and ongoing developments on the valuation of the unfunded commitment and the existing PREPA bonds held by California High Yield.

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains

California High Yield	$–

California	–

Connecticut	–

Massachusetts	–

New Jersey	–

New York	–

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust II

Date: May 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: May 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)